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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-01355

The Alger Funds
(Exact name of registrant as specified in charter)

360 Park Avenue South New York, New York 10010
(Address of principal executive offices) (Zip code)

Mr. Hal Liebes

Fred Alger Management, Inc.

360 Park Avenue South

New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

ITEM 1. REPORT(S) TO STOCKHOLDERS.

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Shareholders' Letter April 30, 2015

Dear Shareholders,

Market Rally Continues as Skeptics Cling to Pessimistic View
Pundits for many years have incorrectly opined that equity markets, both in the United States and abroad, would collapse, even as stocks have continued to generate strong returns. It’s puzzling that skeptics and critics on almost any topic seem to be positioned as the smarter or wiser voices in the room. And yet, those who have been skeptical of equity markets have been wrong in meaningful ways, unlike optimists, including Alger. Indeed, the equity rally following the market lows of March of 2009 has continued, with the S&P 500 index gaining
4.40% for the six-month reporting period ended April 30 of this year. International equities also advanced during the reporting period, with the MSCI ACWI ex USA Index gaining
5.80% and the MSCI Emerging Markets Index returning 4.04%.

Market Volatility
In the U.S., investor sentiment was supported by strong corporate fundamentals, merger and acquisition activity, low interest rates, a strengthening labor market, and expectations that consumer spending could increase as low oil and gasoline prices reduce Americans’ energy bills. Yet, markets were volatile during the reporting period, with the S&P 500 producing 12 declines of more than 1%. In comparison, the six-month period ended October 31, 2014, generated only eight declines of more than 1%.

Early in the reporting period ended April 30, the potential for declining oil prices to crimp energy producers’ earnings and cause industrial businesses to cut capital expenditures weighed upon investor sentiment. At other times, investors grew concerned that a combination of uneven global economic growth and a strong U.S. dollar could curtail America’s exports.
Expectations that the Federal Reserve would raise interest rates this year also weighed upon investor sentiment. Rather than react quickly to day-by-day changes in investor sentiment, we remained focused on our research-driven strategy that seeks attractive companies that have strong potential to grow their earnings. We held to our belief that equities have potential for generating attractive returns.

Oil Prices Jar Investors
From September of 2013 to the start of the six-month reporting period, the price of West
Texas Intermediate crude (WTI) dropped abruptly from $109.62 to $78.77 a barrel, a result of growing oil production in U.S. shale reserves, a strengthening U.S. dollar, and moderating global energy demand. The price decline continued during the reporting period, with WTI hitting a low of $43.39 in mid-March. At times, the price declines sparked equity selloffs as investors grew fearful that the adverse impact of cheap oil on energy company profits could expand to other industries and hinder U.S. economic growth. Concerns over oil companies, of course, were warranted, with fourth-quarter earnings for the S&P 500 energy sector declining 22.1%, according to FactSet Research Systems, Inc. At the end of January,
furthermore, first-quarter energy earnings were forecasted to decline 54%, according to consensus estimates compiled by FactSet. It appears that fears that the impact of cheap oil would extend to other industries may have been overblown, with first-quarter ex-energy earnings having grown 6.8% among S&P 500 companies that had reported results by the end of the reporting period, according to FactSet.

Rather than quickly sell energy holdings, we assessed if individual companies could mitigate the impact of low oil prices on earnings by reducing capital expenditures or reducing other expenses. While we acknowledged that industries that support energy companies could experience declining revenues as petroleum companies curtail new projects, we continued
to believe that low oil costs could create growth opportunities for consumer companies and stimulate the U.S. economy. Indeed, savings at the gasoline pump this year could give U.S.
consumers an additional $100 billion to $200 billion in disposable income and also help keep
U.S. food costs down by decreasing trucking expenses, according to Goldman Sachs and the Wall Street Journal. Low oil prices are also helping energy-intensive industries, such as airlines, cut fuel expenses and grow earnings. With that in mind, Goldman Sachs estimates that lower energy costs could increase U.S. economic growth by 0.2% to 0.5% this year.

Global Economic Growth and a Strengthening U.S. Dollar
Investors also anticipated that uneven global economic growth and a strong U.S. dollar would hurt the earnings of American exporters and U.S. multinational companies. Indeed, prior to the first-quarter earnings season, analysts estimated that S&P 500 profits would decline 5.8% because the strongest U.S. dollar in 12 years would hinder exporting. That concern appeared to be validated when Monsanto Company, FedEx Corp., Oracle Corp.,
Adobe Systems, Inc., and a handful of other corporations that are usually among the first to report quarterly results said currency had been a major headwind. The World Bank also played a role in dampening investors’ outlook for U.S. exports when it forecasted that the global economy will grow only 3% this year compared to its earlier forecast of 3.4%.

At Alger, our fundamental research-driven investment strategy seeks to understand risks, including the potential for adverse currency exchange rates that may affect our holdings.
Rather than hastily sell equities of U.S. exporters, we continued to monitor portfolio holdings while assessing if each individual company could take actions, such as cutting expenses, to help offset the impact of a strong U.S. dollar. As it turns out, investors’ reactions to the strong U.S. dollar may have been excessive, with S&P 500 first-quarter ex-energy earnings climbing 6.8% as previously noted.

Weak economic growth abroad, of course, is challenging for U.S. exporters. While the eurozone economy is showing signs of improving, its growth is expected to limp along at
1.5% for 2015, according to the International Monetary Fund. Russia’s economy, meanwhile, is struggling with declining revenues from energy exports and sanctions that seek to punish the country for its annexation of the Crimea section of Ukraine, and the World Bank expects Russia’s economy to contract 3.8% this year. In the Pacific, the Bank of Japan has lowered its forecasted annual GDP rate to 2.0% from 2.1%, and in China, a housing slump and weakening growth of exports has been causing economic growth to moderate. After having grown 7.4% in 2014, the country’s economy is estimated to have grown only 7% in the first quarter.

Yet, we maintain that a strong U.S. dollar, while being a headwind in the near term for American exporters, is likely to stimulate global economic growth by supporting manufacturing abroad. A strong dollar makes U.S. goods more expensive in the global marketplace, which gives exporters in countries with weaker currencies a competitive advantage. At the same time, consumers in foreign countries will be more likely to purchase locally manufactured goods as currency exchange rates make U.S. products more expensive. Central banks in many countries, furthermore, are continuing to roll out monetary stimulus. Among other measures, the eurozone is in the midst of a 1 trillion euro ($1.12 trillion) quantitative easing program that involves purchasing securities to pump cash into the economy and keep interest rates low. The Bank of Japan, for its part, is plowing 80 trillion yen, or the equivalent of $668 billion, annually into the economy with quantitative easing. Russia, while falling short of embracing quantitative easing, remains committed to more traditional forms of monetary stimulus and China continues to take action to support economic growth. It has published a definitive plan for the One Belt One Road strategy, which among other initiatives, seeks to encourage trade by improving infrastructure for global transportation.
China has also launched a coordinated agency response to reduce administrative measures for the housing sector. The People’s Bank of China, meanwhile, has continued working on interest rate deregulation and it has lowered policy rates.

From a broader perspective, central banks across emerging markets have generally maintained accommodative policies. We note that emerging markets’ earnings growth is expected to hover above 12% this year. In addition, the price-to-earnings discount of emerging markets to developed markets, while narrowing to less than 30% by the end of the reporting period, is still excessive in our opinion. We believe a 10% to 12% discount is more appropriate.
Growth of foreign countries’ economies, we maintain, will be an important tailwind for U.S.
corporations. For now, however, it is primarily the U.S. that is serving as a driver of global economic growth.

Federal Reserve Policies
With the Federal Reserve having concluded its asset purchase program, investors have been anticipating when the central bank will increase the Fed Funds rate from the current record low target which is now 0% to 0.25%. Fed officials have emphasized that they will patiently wait for the economy to be strong enough to withstand a rate increase. Despite those comments, investors continued to grow cautious and sold U.S. equities when favorable economic data validated fears that a rate hike was approaching. At Alger, our research-driven strategy seeks to understand how our portfolio holdings manage risk, including interest rates. Strong companies with healthy balance sheets and potential to grow their earnings, we maintain, may be less susceptible to the adverse impacts of higher interest rates, including increased financing costs. Interest rate increases, furthermore, are likely to be moderate.
With low interest rates in many countries and widening spreads between foreign and U.S.
bonds, investors abroad who are seeking income-producing securities are likely to turn to
America’s fixed-income market. We believe that the flow of assets to U.S. fixed-income securities is likely to support bond prices and keep interest rates down.

Economic Growth
Investors also reacted to the uneven growth of the U.S. economy. According to preliminary data, the country’s economy grew at a disappointing 0.2% annualized-growth rate during the first quarter of this year compared to the 2.2% rate for the last three months of 2014. In reacting to the news, the Federal Reserve maintained that “transitory factors” were partially to blame. Indeed, severe winter weather, a strong U.S. dollar, declining oil prices, and labor issues at West Coast ports are believed to have hurt economic growth. We maintain that the economic recovery is stronger than commonly believed. So far, shoppers appear to have had a subdued reaction to lower gasoline prices, with retail spending increasing only 1.9% in the first quarter. Going forward, a combination of low gasoline prices and a strengthening labor market is likely to support shoppers’ willingness to spend, which is significant since consumer spending represents roughly 70% of U.S. GDP. We are encouraged to have seen seasonally adjusted unemployment decline from a Great Recession high of 10% to 5.5% as of February and March, and first quarter wages and salaries increase 0.7% after increasing
0.6% in the fourth quarter.

Reasons for Optimism
We believe that a strengthening U.S. economy will continue to provide fertile ground for corporations to grow their earnings and that merger and acquisition activity, shareholder activism, and strong corporate fundamentals are likely to support equities during the foreseeable future. In the aftermath of the subprime mortgage crisis, U.S. corporations have been disciplined with their spending as they continue to grow their earnings. As a result, cash levels held in the U.S. by nonfinancial companies totaled $1.73 trillion at the end of
2014, a 117% increase from 2007, according to estimates from Moody’s and MarketWatch.
With large cash balances, corporations are completing mergers and acquisitions at a rapid pace. After declining to $78.8 billion as of January, deal volume increased to $190.4 billion as of March, according to FactSet Research Systems. In addition to supporting valuations, mergers and acquisitions can potentially help companies grow their earnings by expanding the lineup of products and services that can be distributed with existing sales networks.

It is our belief that shareholder activism is also a significant factor that will continue to support equity valuations. Activists force companies to be efficient with operations and capital, which puts executives under increased pressure to perform and make decisions that benefit shareholders. Activists have targeted some of the biggest companies, such as Procter
& Gamble Co., Apple, Inc., PepsiCo, Inc., Microsoft Corp., and eBay, Inc. and are likely to ramp up their efforts—at the end of 2014, activist funds held about $120 billion in assets, up 269% over the past five years, according to Corporate Compliance Insights.

With strong corporate fundamentals, meanwhile, businesses are providing additional support to their stock valuations by returning cash to investors through dividends and stock buybacks. In the first quarter, dividend net increases (or dividend increases minus decreases)
increased $12.6 billion, according to S&P Dow Jones Indices. The growth rate trailed the
$17.9 billion increase during the first quarter of 2014, but S&P Dow Jones Indices still expects dividend payments to set a new record this year. Stock buybacks are also continuing at a record pace. In April, U.S. companies announced $141 billion in authorized stock buyback programs, which was the highest monthly number ever recorded and a 121% year-
over-year increase, according to Birinyi Associates.

Going Forward
We believe that equities, over time, are likely to generate attractive returns, although market volatility will continue. We maintain that investment managers who use research-driven strategies can potentially find leading businesses that are well prepared to benefit from large-
scale global trends, such as the rising value of the U.S. dollar, rapidly declining oil prices, quantitative easing abroad, and other forms of monetary stimulus. At the same time, trends within industries, such as medical breakthroughs, the rising use of the Internet, and growing demand for residential and industrial real estate, are creating new opportunities for leading businesses to grow their earnings. With that in mind, we will remain committed to using our research-driven investment strategy to produce attractive returns for our clients.

Portfolio Matters

Alger Capital Appreciation Fund
The Alger Capital Appreciation Fund returned 7.25% for the six-month period ended April
30, 2015, compared to the 6.54% return of the Russell 1000 Growth Index.

During the period, the largest sector weightings were Information Technology and Health
Care. The largest sector overweight was Health Care and the largest sector underweight was
Consumer Staples. Relative outperformance in the Health Care and Financials sectors was the most important contributor to performance, while Consumer Staples and Consumer
Discretionary detracted from results.

Among the most important relative contributors were The Blackstone Group LP.; NXP
Semiconductors NV; CVS Caremark Corp.; and Avago Technologies Ltd. Shares of Actavis
PLC. also contributed to performance. The company develops generic and branded products for oncology, women’s health, and other medical needs. The company’s acquisitions of
Forest Laboratories, Inc.; Furiex Pharmaceuticals, Inc.; and Allergan, Inc. have resulted in increased earnings and revenues estimates, thereby supporting the performance of Actavis stock. The acquisitions, furthermore, have increased the company's exposure to higher-
margined drugs, especially dermatology products Botox and Juvederm and eye care product
Restasis. Actavis has also received Food and Drug Administration approvals for several new drugs that have significant market potential.

Conversely, detracting from overall results on a relative basis were Kraft Foods Group,
Inc.; Oracle Corp.; Microsoft Corp.; and Micron Technology, Inc. Also detracting from performance was AbbVie, Inc. The company is developing treatments for rheumatoid arthritis, psoriasis, hepatitis C, Crohn's disease, and Parkinson's disease. Concerns that the company’s hepatitis C treatment would lose market share to products from Gilead Sciences,
Inc. hurt the performance of AbbVie stock. In addition, AbbVie announced it will acquire
Pharmacyclics, Inc. for more than $21 billion, a price that many investors thought was too expensive.

Alger International Growth Fund
The Alger International Growth Fund returned 10.38% for the six-month period ended
April 30, 2015, compared to the 5.78% return of the MSCI ACWI ex USA Index.

During the period, the largest sector weightings were Financials and Consumer
Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Financials.

Stock selection resulted in China, Italy, Sweden, and the Netherlands being among countries that had the largest contributions to relative performance, while Switzerland, Canada, Japan, and Denmark were among countries that detracted from results.

Regarding sectors, relative outperformance in the Consumer Discretionary and Industrials sectors was the most important contributor to performance, while Telecommunication
Services and Energy were among sectors that detracted from results.

Among the most important relative contributors were Altice SA; Swedish Orphan Biovitrum
AB; Essentra PLC.; and Avago Technologies Ltd. Shares of China South Locomotive and
Rolling Stock Corp. also contributed to performance. The company produces locomotive equipment and rolling stock and it provides related services. Trading of its shares and the shares of various other railway-related companies was halted in late October pending a megamerger with China CNR Corp., the equivalent rail group for northern China. The shares reopened on the last day of the year with China South Locomotive stock soaring, in part due to optimism over the merger. In addition, the outlook for orders from both the mainland and from overseas remains promising with additional railway capital expenditures having been announced.

Conversely, detracting from relative performance were Oil Search Ltd.; SoftBank Corp.;
Canadian Natural Resources Ltd.; and Suncor Energy, Inc. Shares of Weatherford
International PLC. also detracted from performance. Weatherford provides equipment and services for drilling, evaluation, completion, and production of oil and natural gas wells.
With the sharp decline in oil prices, investors grew concerned that capital expenditures among energy companies would be cut, which could have a negative impact on Weatherford earnings.

Alger Mid Cap Growth Fund
The Alger Mid Cap Growth Fund returned 7.03% for the six-month period ended April 30,
2015, compared to the 7.77% return of the Russell Midcap Growth Index.

During the period, the largest sector weightings were Consumer Discretionary and
Information Technology. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Staples. Relative outperformance in the
Consumer Discretionary and Industrials sectors contributed to performance, while Health
Care and Energy detracted from results.

Among the most important relative contributors were Rite Aid Corp.; NXP Semiconductors
NV; Avago Technologies Ltd.; Intercept Pharmaceuticals, Inc.; and Royal Caribbean Cruises
Ltd. Netherlands-domiciled NXP manufactures components for radio frequency, power management, and digital processing. Its products are used in smartphones, including the
iPhone. The shares performed strongly on expectations that growing sales of the iPhone would support demand for NXP products that enable the smartphone to provide digital payment services. Investors also reacted favorably to news that NXP will merge with
Freescale Semiconductor Ltd. because the deal could potentially result in significant revenue and cost saving synergies.

Conversely, detracting from relative performance were Salix Pharmaceuticals Ltd.; Northern
Oil and Gas, Inc.; MGM Resorts International; and Insulet Corp. Shares of Whiting
Petroleum Corp. also detracted from results. Whiting Petroleum is an oil and natural gas exploration and production company based in Denver. Investors sold shares of Whiting in anticipation that a decline in oil prices will result in negative earnings revisions and lower growth of the company’s assets.

Alger SMid Cap Growth Fund
The Alger SMid Cap Growth Fund returned 5.11% for the six-month period ended April
30, 2015, compared to the 8.31% return of the Russell 2500 Growth Index.

During the period, the largest sector weightings were Information Technology and Health
Care. The largest sector overweight was Information Technology and the largest sector underweight was Health Care. Relative outperformance in the Financials and Consumer

Staples sectors was the most important contributor to performance, while Health Care and
Information Technology detracted from results.

Among the most important relative contributors were Neurocrine Biosciences, Inc.; Qorvo,
Inc.; Molina Healthcare, Inc.; and American Axle & Manufacturing Holdings, Inc. Shares of
Cubist Pharmaceuticals, Inc. also contributed to performance. The company's core product, called Cubicin, is used to treat methicillin-resistant Staphylococcus aureus, or MRSA. Cubist stock performed strongly after the company announced that it would be acquired by pharmaceutical company Merck & Co., Inc. for a 37% premium.

Conversely, detracting from overall results on a relative basis were Salix Pharmaceuticals
Ltd.; Skyworks Solutions, Inc.; Whiting Petroleum Corp.; Rentrak Corp.; and Aerie
Pharmaceuticals, Inc. Shares of Whiting Petroleum performed poorly in response to reasons described in the Alger Mid Cap Growth Fund discussion.

Alger Small Cap Growth Fund
The Alger Small Cap Growth Fund returned 5.17% for the six-month period ended April
30, 2015, compared to the 7.25% return of the Russell 2000 Growth Index.

During the period, the largest sector weightings were Information Technology and Health
Care. The largest sector overweight was Information Technology and the largest sector underweight was Industrials. Relative outperformance in the Consumer Staples and Energy sectors was the most important contributor to performance, while Information Technology and Industrials detracted from results.

Among the most important relative contributors were Medidata Solutions, Inc.; Foundation
Medicine, Inc.; Nevro Corp.; and ICON PLC. Shares of Bluebird Bio, Inc. also contributed to performance. The company is developing gene therapy drugs for rare diseases and severe genetic disorders. Its LentiGlobin is being developed for beta thalassemia, which is a disease that interferes with hemoglobin production. Hemoglobin is a blood component that carries oxygen to cells throughout the body. The product is also being developed for sickle cell disease, which compromises the ability of hemoglobin to carry oxygen. Bluebird stock performed strongly after the company announced that a trial of LentiGlobin resulted in decreased demand for patients to receive blood transfusions.

Conversely, detracting from overall results on a relative basis were GenMark Diagnostics,
Inc.; H&E Equipment Services, Inc.; Rentrak Corp.; and Aerie Pharmaceuticals, Inc. Shares
of Rosetta Resources, Inc. also detracted from performance. Rosetta Resources is an independent oil and gas company with operations in Texas. Expectations that a significant decline in oil prices could cause the company to curtail its production expansion plans caused investors to sell Rosetta shares.

Alger Growth Opportunities Fund
The Alger Growth Opportunities Fund returned 5.96% for the six-month period ended
April 30, 2015, compared to the 8.31% return of the Russell 2500 Growth Index.

During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Discretionary. Relative outperformance in the
Information Technology and Financials sectors was the most important contributor to performance, while Consumer Discretionary and Health Care were among sectors that detracted from results.

Among the most important relative contributors were DTS, Inc.; Medidata Solutions,
Inc.; ACI Worldwide, Inc.; and Incyte Corp. Shares of Cognex Corp. also contributed to results. The company provides barcode readers and other machine vision products that monitor production lines, guide assembly robots, detect manufacturing defects, and conduct other functions. It announced strong quarterly results with revenue and earnings per share exceeding Wall Street expectations. Its factory automation and inspection areas were strong across most markets.

Conversely, detracting from relative performance were GenMark Diagnostics, Inc.; Fiesta
Restaurant Group, Inc.; Rentrak Corp.; Salix Pharmaceuticals Ltd.; and Whiting Petroleum
Corp. Shares of Whiting Petroleum performed poorly in response to reasons described in the Alger Mid Cap Growth Fund discussion.

Alger Health Sciences Fund
The Alger Health Sciences Fund returned 6.82% for the six-month period ended April 30,
2015, compared to the 4.40% return of the S&P 500 index.

During the period, the largest sector weightings were Biotechnology and Pharmaceuticals.
The largest sector overweight was Biotechnology and the largest sector underweight was
Consumer Staples. Biotechnology and Health Care Providers & Services sectors provided the greatest contributions to relative performance, while Health Care Equipment & Supplies and Pharmaceuticals detracted from results.

Among the most important relative contributors were Pharmacyclics, Inc.; Actavis PLC.;
Rite Aid Corp.; Bluebird Bio, Inc.; and Intercept Pharmaceuticals, Inc. Shares of Actavis
performed strongly in response to reasons described in the Alger Capital Appreciation Fund discussion.

Conversely, detracting from overall results on a relative basis were Salix Pharmaceuticals
Ltd.; Aerie Pharmaceuticals, Inc.; Insulet Corp.; and Pacira Pharmaceuticals, Inc. Shares
of Gilead Sciences, Inc. also detracted from results. Gilead Sciences provides treatments for infectious, cardiovascular, and pulmonary diseases. Gilead share performance weakened after Express Scripts Holding Company, which is the world’s largest pharmacy benefits manager, decided to back a competitor’s hepatitis C drug rather than Gilead’s Sovaldi and
Harvoni products, primarily because of lower pricing.

Alger Growth & Income Fund
The Alger Growth & Income Fund returned 3.93% for the six-month period ended April
30, 2015, compared to the 4.40% return of the S&P 500 index.

The Fund invests in companies that are classified in one of the following categories:
Dividend Leaders, which generate high dividend yields; Dividend Growers, which have a history of strong and consistent dividend growth; and Kings of Cash Flow, which have strong potential for capital appreciation and returning cash to investors as a result of generating strong free cash flow. During the reporting period, we continued to emphasize
Dividend Growers.

The largest sector weightings were Information Technology and Financials. The largest sector overweight was Consumer Discretionary and the largest sector underweight was
Utilities. Financials and Consumer Discretionary sectors provided the greatest contributions to relative performance, while Health Care, Materials, and Information Technology detracted from results.

Among the most important relative contributors were The Blackstone Group LP.; Apple,
Inc.; Target Corp.; and Delphi Automotive PLC. Shares of Avago Technologies Ltd. also performed strongly. The company designs, develops, and supplies a broad range of analog semiconductor devices and has exposure to quick growing markets, including mobile cellular. Among cell phone users, dropped calls can occur when wireless signals are close in frequencies. Avago’s proprietary FBAR filters decrease the occurrence of dropped calls and can help provide power savings. Strong end-market growth has resulted in improved investor sentiment for Avago shares.

Conversely, detracting from overall results on a relative basis were Royal Dutch Shell
PLC.; AbbVie, Inc.; Walgreens Boots Alliance, Inc; Garmin Ltd.; and Copa Holdings S.A.
Shares of AbbVie performed poorly in response to reasons described in the Alger Capital
Appreciation Fund discussion.

As always, we strive to deliver consistently superior investment results to you, our shareholders, and we thank you for your continued confidence in Alger.

Respectfully submitted,

Daniel C. Chung, CFA
Chief Investment Officer
Fred Alger Management, Inc.
_______________________________

The following companies represented the stated percentages of Fred Alger Management,
Inc. assets under management as of April 30, 2015: FactSet Research Systems, 0.00%;
Empirical Research Partners, 0.00%; Goldman Sachs Group, 0.00%; Monsanto Co., 0.00%;
FedEx Corp., 0.00%; Oracle Corp, 0.00%; Adobe Systems, Inc., 0.74%; Bloomberg LP,
0.00%; Procter & Gamble Co., 0.00%; Apple, Inc., 5.23%; PepsiCo, Inc., 0.79%; Microsoft
Corp., 1.31%; eBay, Inc., 0.01%; Forest Laboratories, Inc., 0.00%; Furiex Pharmaceuticals,
Inc., 0.00%; Allergan, Inc., 0.00%; Gilead Sciences, Inc., 1.57%; Pharmacyclics, Inc., 0.25%;
China CNR Corporation, 0.00%; Freescale Semiconductor Ltd., 0.06%; Merck & Co., Inc.,
0.00%.

Investors cannot invest directly in an index. Index performance does not reflect the deduction for fees, expenses, or taxes.

This report and the financial statements contained herein are submitted for the general information of shareholders of the funds. This report is not authorized for distribution to prospective investors in a fund unless preceded or accompanied by an effective prospectus for the fund. Fund performance returns represent the six-month period return of Class

A shares prior to the deduction of any sales charges and include the reinvestment of any dividends or distributions.

The performance data quoted represents past performance, which is not an indication or guarantee of future results.
Standardized performance results can be found on the following pages. The investment return and principal value of an investment in a fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit us at www.alger.com or call us at (800) 992-3863.

The views and opinions of the fund’s management in this report are as of the date of the
Shareholders’ Letter and are subject to change at any time subsequent to this date. There is no guarantee that any of the assumptions that formed the basis for the opinions stated
herein are accurate or that they will materialize. Moreover, the information forming the basis for such assumptions is from sources believed to be reliable; however, there is no guarantee that such information is accurate. Any securities mentioned, whether owned in a fund or otherwise, are considered in the context of the construction of an overall portfolio of securities and therefore reference to them should not be construed as a recommendation or offer to purchase or sell any such security. Inclusion of such securities in a fund and transactions in such securities, if any, may be for a variety of reasons, including, without limitation, in response to cash flows, inclusion in a benchmark, and risk control. The reference to a specific security should also be understood in such context and not viewed as a statement that the security is a significant holding in a fund. Please refer to the Schedule of Investments for each fund which is included in this report for a complete list of fund holdings as of April 30, 2015. Securities mentioned in the Shareholders’ Letter, if not found in the Schedule of Investments, may have been held by the funds during the six-month period.

A Word about Risk
Investing in the stock market involves gains and losses and may not be suitable for all investors. Growth stocks tend to be more volatile than other stocks as the price of growth stocks tends to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments. Stocks of small- and mid-sized companies are subject to greater risk than stocks of larger, more established companies owing to such factors as limited liquidity, inexperienced management, and limited financial resources.
Investing in foreign securities involves additional risk (including currency risk, risks related to political, social or economic conditions, and risks associated with foreign markets, such as increased volatility, limited liquidity, less stringent regulatory and legal system, and lack of industry and country diversification), and may not be suitable for all investors. Some of the countries where a fund can invest may have restrictions that could limit the access to investment opportunities. The securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies. Investing in emerging markets involves even higher levels of risk, including increased information, market, and valuation risks, and may not be suitable for all investors. Special risks associated with investments in emerging country issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and different auditing and legal standards.

Funds that participate in leveraging, such as Capital Appreciation, SMid Cap, and Health
Sciences Funds, are subject to the risk that the cost of borrowing money to leverage will exceed the returns for securities purchased or that the securities purchased may actually go down in value; thus, a fund’s net asset value can decrease more quickly than if the fund had not borrowed.

A small investment in derivatives could have a potentially large impact on a fund’s performance. When purchasing options, a fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by a fund is exercised, the fund will not participate in any increase in the underlying security’s value above the exercise price. When a put option written by a fund is exercised, the fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in a fund’s portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally.
Because certain options may require settlement in cash, a fund may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates. Derivative contracts generally are subject to the risk of non-performance by the contract counterparty. For a more detailed discussion of the risks associated with a fund, please see the Prospectus.

Before investing, carefully consider a fund’s investment objective, risks, charges, and expenses. For a prospectus or a summary prospectus containing this and other information about The Alger Funds call us at (800) 992-3863 or visit us at www.alger.
com. Read it carefully before investing.
Fred Alger & Company, Incorporated, Distributor. Member NYSE Euronext, SIPC.
NOT FDIC INSURED. NOT BANK GUARANTEED. MAY LOSE VALUE.

Definitions:

• The S&P 500 is an unmanaged index generally representative of the U.S.
stock market without regard to company size.
• The MSCI ACWI ex USA Index is a market capitalization-weighted index de-
signed to provide a broad measure of equity market performance throughout the world, including both developed and emerging markets, but excluding the
United States.
• The MSCI Emerging Markets Index is a free float-adjusted market capital -
ization index that is designed to measure equity market performance in the global emerging markets.
• The Russell 1000 Growth Index is an unmanaged index designed to measure the performance of the largest 1,000 companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.
• The Russell Midcap Growth Index measures the performance of the mid-

cap growth segment of the U.S. equity universe. It includes those Russell
Midcap Index companies with higher price-to-book ratios and higher fore-
casted growth values.
• The Russell 2500 Growth Index measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Rus-
sell 2500 companies with higher price-to-book ratios and higher forecasted growth values.
• The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
• Empirical Research Partners LLC is a broker-dealer that provides research on a range of topics of interest to institutional investors.
• FactSet Research Systems is a multinational financial data and software com -
pany.
• Goldman Sachs is a global investment banking, securities and investment management firm.
• Bloomberg provides business and financial information, data, news, and in -
sight.
• Moody’s provides credit ratings, financial research, tools and analysis.
• Birinyi Associates, Inc. is a money management and research firm.
• MarketWatch operates a financial information website that provides business news, analysis, and stock market data.
• S&P Dow Jones Indices provides investable and benchmark indices to the financial markets.
• Corporate Compliance insights is a professionally designed and managed fo-
rum dedicated to online discussion and analysis of corporate compliance, risk assessment, ethics, audit, and corporate governance topics.

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. Since inception performance for share classes B, C, and I is as of the Funds’ Class A shares inception date for all Funds except that the Alger International Growth Fund Class I shares is as of its inception date.

FUND PERFORMANCE AS OF 3/31/15 (Unaudited)
AVERAGE ANNUAL TOTAL RETURNS
	1	5	10	SINCE
	YEAR	YEARS	YEARS	INCEPTION
Alger Capital Appreciation Class A (Inception 12/31/96)	12.08%	14.02%	12.01%	9.12%
Alger Capital Appreciation Class B (Inception 11/1/93)	12.43%	14.09%	11.88%	9.08%
Alger Capital Appreciation Class C (Inception 7/31/97)*	16.45%	14.37%	11.77%	8.88%
Alger Capital Appreciation Class Z (Inception 12/29/10)	18.72%	n/a	n/a	16.28%

Alger International Growth Class A (Inception 12/31/96)	0.38%	7.20%	4.97%	5.61%
Alger International Growth Class B (Inception 11/11/86)	0.21%	7.30%	4.96%	5.57%
Alger International Growth Class C (Inception 7/31/97)*	4.20%	7.50%	4.75%	5.38%
Alger International Growth Class I (Inception 5/31/13)	6.15%	n/a	n/a	8.94%
Alger International Growth Class Z (Inception 12/29/10)	6.42%	n/a	n/a	8.31%

Alger Mid Cap Growth Class A (Inception 12/31/96)	7.26%	12.06%	6.63%	8.74%
Alger Mid Cap Growth Class B (Inception 5/24/93)	7.31%	12.15%	6.54%	8.69%
Alger Mid Cap Growth Class C (Inception 7/31/97)*	11.29%	12.29%	6.33%	8.18%

Alger SMid Cap Growth Class A (Inception 5/8/02)	3.11%	11.44%	9.65%	8.66%
Alger SMid Cap Growth Class B (Inception 5/8/02)	3.34%	11.50%	9.55%	8.60%
Alger SMid Cap Growth Class C (Inception 5/8/02)	7.05%	11.79%	9.41%	8.36%
Alger SMid Cap Growth Class I (Inception 8/5/07)*	8.82%	12.72%	10.34%	9.19%
Alger SMid Cap Growth Class Z (Inception 12/29/10)	9.17%	n/a	n/a	12.01%

Alger Small Cap Growth Class A (Inception 12/31/96)	1.05%	10.99%	9.13%	4.39%
Alger Small Cap Growth Class B (Inception 11/11/86)	1.15%	11.26%	9.14%	4.37%
Alger Small Cap Growth Class C (Inception 7/31/97)*	4.83%	11.12%	8.79%	4.18%
Alger Small Cap Growth Class Z (Inception 12/29/10)	6.96%	n/a	n/a	10.98%

Alger Growth Opportunities Class A (Inception 3/3/08)	2.57%	12.44%	n/a	8.07%
Alger Growth Opportunities Class C (Inception 3/3/08)	6.68%	12.86%	n/a	8.12%
Alger Growth Opportunities Class I (Inception 3/3/08)	8.52%	13.93%	n/a	9.15%
Alger Growth Opportunities Class Z (Inception 12/29/10)	8.78%	n/a	n/a	12.47%

Alger Health Sciences Class A (Inception 5/1/02)	23.68%	15.88%	12.29%	12.88%
Alger Health Sciences Class B (Inception 5/1/02)	24.43%	16.00%	12.19%	12.81%
Alger Health Sciences Class C (Inception 5/1/02)	28.51%	16.25%	12.04%	12.55%

Alger Growth & Income Class A (Inception 12/31/96)	6.19%	11.47%	7.37%	7.87%
Alger Growth & Income Class C (Inception 7/31/97)*	10.28%	11.84%	7.14%	7.64%
Alger Growth & Income Class Z (Inception 3/1/12)	12.38%	n/a	n/a	15.02%

Beginning May 31, 2013 Alger International Growth Fund changed its investment strategy to include securities of foreign companies of any market capitalization; its previous investment strategy considered securities of United States companies with a market capitalization equal to or greater than the companies in the Russell 1000 Growth Index.

Beginning April 1, 2011, Alger Growth & Income Fund changed its investment strategy to focus on securities that offer opportunities for capital appreciation as well as pay dividends. Previously, under the name “Alger Balanced Fund”, its investment strategy focused on securities, including fixed-income, with an emphasis on income-producing and a potential for capital appreciation.

* Historical performance prior to the inception of the Class, is that of the Fund's Class A shares, which has been adjusted to remove the sales charge imposed by Class A shares and adding the higher operating expenses of the Class
C shares.

ALGER CAPITAL APPRECIATION FUND
Fund Highlights Through April 30, 2015 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger Capital
Appreciation Fund Class A shares, with a maximum sales charge of 5.25%, and the Russell 1000 Growth Index
(unmanaged index of common stocks) for the ten years ended April 30, 2015. Figures for the Alger Capital
Appreciation Fund Class A shares and the Russell 1000 Growth Index include reinvestment of dividends.
Performance for Alger Capital Appreciation Fund Class B, Class C and Class Z shares will vary from the results shown above due to differences in expenses and sales charges those classes bear. Investors cannot invest directly in any index. Index performance does not reflect deduction for fees, expenses, or taxes.

PERFORMANCE COMPARISON AS OF 4/30/15
AVERAGE ANNUAL TOTAL RETURNS
				Since
	1 YEAR	5 YEARS	10 YEARS	12/31/1996
Class A (Inception 12/31/96)	12.35%	13.81%	12.19%	9.02%
Class B (Inception 11/1/93)	12.73%	13.87%	12.08%	8.99%
Class C (Inception 7/31/97)*	16.76%	14.16%	11.95%	8.78%
Russell 1000 Growth Index	16.67%	15.49%	9.62%	7.06%

				Since
	1 YEAR	5 YEARS	10 YEARS	12/29/2010
Class Z (Inception 12/29/10)	18.97%	n/a	n/a	15.71%
Russell 1000 Growth Index	16.67%	n/a	n/a	15.36%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. Class A returns reflect the maximum initial sales charge and Class C and B returns reflect the applicable contingent deferred sales charge. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares.
Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost.
Current performance may be higher or lower than the performance quoted. For updated performance, visit us at www.alger.com or call us at (800) 992-3863

ALGER CAPITAL APPRECIATION FUND
Fund Highlights Through April 30, 2015 (Unaudited) (Continued)

* Since inception performance is calculated since the inception of the Class A shares.  Historical performance prior to July 31,
1997, inception of the class, is that of the Fund's Class A shares, reduced to reflect the current maximum sales charge and the higher operating expenses of Class C shares.

ALGER INTERNATIONAL GROWTH FUND
Fund Highlights Through April 30, 2015 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger International
Growth Fund Class A shares, with a maximum sales charge of 5.25%, and the MSCI AC WORLD INDEX ex
USA (unmanaged index of common stocks) for the ten years ended April 30, 2015. Beginning May 31, 2013
Alger International Growth Fund changed its investment strategy to include securities of foreign companies of any market capitalization. Previously, under the name “Alger Large Cap Growth Fund”, its investment strategy considered securities of United States companies with a market capitalization equal to or greater than the companies in the Russell 1000 Growth Index. Figures for the Alger International Growth Fund Class A shares and the index include reinvestment of dividends. Performance for the Alger International Growth Fund Class B, Class C, Class
I and Class Z shares will vary from the results shown above due to differences in expenses and sales charges those classes bear. Investors cannot invest directly in any index. Indices performance does not reflect deduction for fees, expenses, or taxes.

PERFORMANCE COMPARISON AS OF 4/30/15
AVERAGE ANNUAL TOTAL RETURNS
				Since
	1 YEAR	5 YEARS	10 YEARS	12/31/1996
Class A (Inception 12/31/96)	4.70%	7.90%	5.66%	5.80%
Class B (Inception 11/11/86)	4.69%	8.02%	5.65%	5.77%
Class C (Inception 7/31/97)*	8.64%	8.19%	5.43%	5.57%
MSCI AC WORLD INDEX ex USA	3.08%	6.52%	6.73%	5.93%

				Since
	1 YEAR	5 YEARS	10 YEARS	5/31/2013
Class I (Inception 5/31/13)	10.68%	n/a	n/a	10.76%
MSCI AC WORLD INDEX ex USA	3.08%	n/a	n/a	8.18%

ALGER INTERNATIONAL GROWTH FUND
Fund Highlights Through April 30, 2015 (Unaudited) (Continued)

				Since
	1 YEAR	5 YEARS	10 YEARS	12/29/2010
Class Z (Inception 12/29/10)	10.99%	n/a	n/a	9.12%
MSCI AC WORLD INDEX ex USA	3.08%	n/a	n/a	5.20%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. Class A returns reflect the maximum initial sales charge and Class C and B returns reflect the applicable contingent deferred sales charge. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares
Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost
Current performance may be higher or lower than the performance quoted. For updated performance, visit us at www.alger.com or call us at (800) 992-3863.
* Since inception performance is calculated since the inception of the Class A shares.  Historical performance prior to July 31,
1997, inception of the class, is that of the Fund's Class A shares, reduced to reflect the current maximum sales charge and the higher operating expenses of Class C shares.

ALGER MID CAP GROWTH FUND
Fund Highlights Through April 30, 2015 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger Mid Cap
Growth Fund Class A shares, with a maximum sales charge of 5.25%, and the Russell Midcap Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2015. Figures for the Alger Mid Cap Growth
Fund Class A shares and Russell Midcap Growth Index include reinvestment of dividends. Performance for the
Alger Mid Cap Growth Fund Class B and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear. Investors cannot invest directly in any index. Index performance does not reflect deduction for fees, expenses, or taxes.

PERFORMANCE COMPARISON AS OF 4/30/15
AVERAGE ANNUAL TOTAL RETURNS
				Since
	1YEAR	5YEARS	10YEARS	12/31/1996
Class A (Inception 12/31/96)	8.47%	11.19%	7.00%	8.57%
Class B (Inception 5/24/93)	8.86%	11.32%	6.92%	8.52%
Class C (Inception 7/31/97)*	12.72%	11.47%	6.70%	8.01%
Russell Midcap Growth Index	16.46%	15.59%	10.55%	8.87%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. Class A returns reflect the maximum initial sales charge and Class C and B returns reflect the applicable contingent deferred sales charge. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares.
Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost.
Current performance may be higher or lower than the performance quoted. For updated performance, visit us at www.alger.com or call us at (800) 992-3863.
* Since inception performance is calculated since the inception of the Class A shares.  Historical performance prior to July 31,
1997, inception of the class, is that of the Fund's Class A shares, reduced to reflect the current maximum sales charge and the higher operating expenses of Class C shares.

ALGER SMID CAP GROWTH FUND
Fund Highlights Through April 30, 2015 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger SMid Cap
Growth Fund Class A shares, with a maximum sales charge of 5.25%, and the Russell 2500 Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2015. Figures for the Alger SMid Cap
Growth Fund Class A shares and the Russell 2500 Growth Index include reinvestment of dividends. Performance for the Alger SMid Cap Growth Fund Class B, Class C, Class I and Class Z shares will vary from the results shown above due to differences in expenses and sales charges those classes bear. Investors cannot invest directly in any index. Index performance does not reflect deduction for fees, expenses, or taxes.

PERFORMANCE COMPARISON AS OF 4/30/15
AVERAGE ANNUAL TOTAL RETURNS
	1YEAR	5YEARS	10YEARS	Since 5/8/2002
Class A (Inception 5/8/02)	5.44%	10.28%	10.05%	8.39%
Class B (Inception 5/8/02)	5.72%	10.33%	9.95%	8.33%
Class C (Inception 5/8/02)	9.52%	10.63%	9.81%	8.09%
Class I (Inception 8/5/07)*	11.26%	11.54%	10.74%	8.91%
Russell 2500 Growth Index	15.54%	15.68%	11.02%	9.60%

				Since
	1YEAR	5YEARS	10YEARS	12/29/2010
Class Z (Inception 12/29/10)	11.68%	n/a	n/a	11.12%
Russell 2500 Growth Index	15.54%	n/a	n/a	14.51%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. Class A returns reflect the maximum initial sales charge and Class C and B returns reflect the applicable contingent deferred sales charge. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares.
Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost.
Current performance may be higher or lower than the performance quoted. For updated performance, visit us at www.alger.com or call us at (800) 992-3863.

ALGER SMID CAP GROWTH FUND
Fund Highlights Through April 30, 2015 (Unaudited) (Continued)

* Historical performance prior to August 5, 2007, inception of the class, is that of the Fund's Class A shares, which has been reduced to remove the sales charge imposed by Class A shares.

ALGER SMALL CAP GROWTH FUND
Fund Highlights Through April 30, 2015 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger Small Cap
Growth Fund Class A shares, with a maximum sales charge of 5.25%, and the Russell 2000 Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2015. Figures for the Alger Small Cap
Growth Fund Class A shares and the Russell 2000 Growth Index include reinvestment of dividends. Performance for the Alger Small Cap Growth Fund Class B, Class C and Class Z shares will vary from the results shown above due to differences in expenses and sales charges those classes bear. Investors cannot invest directly in any index. Index performance does not reflect deduction for fees, expenses, or taxes.

PERFORMANCE COMPARISON AS OF 4/30/15
AVERAGE ANNUAL TOTAL RETURNS
				Since
	1 YEAR	5 YEARS	10 YEARS	12/31/1996
Class A (Inception 12/31/96)	4.58%	9.37%	9.30%	4.15%
Class B (Inception 11/11/86)	4.60%	9.60%	9.32%	4.13%
Class C (Inception 7/31/97)*	8.46%	9.49%	8.97%	3.95%
Russell 2000 Growth Index	14.65%	14.94%	10.41%	6.56%

				Since
	1 YEAR	5 YEARS	10 YEARS	12/29/2010
Class Z (Inception 12/29/10)	10.76%	n/a	n/a	9.82%
Russell 2000 Growth Index	14.65%	n/a	n/a	13.44%

~~The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s~~
average annual total returns include changes in share price and reinvestment of dividends and capital gains. Class A returns reflect the maximum initial sales charge and Class C and B returns reflect the applicable contingent deferred sales charge. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares.
Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost.
Current performance may be higher or lower than the performance quoted. For updated performance, visit us at www.alger.com or call us at (800) 992-3863.
* Since inception performance is calculated since the inception of the Class A shares.  Historical performance prior to July 31,
1997, inception of the class, is that of the Fund's Class A shares, reduced to reflect the current maximum sales charge and the higher operating expenses of Class C shares.

ALGER GROWTH OPPORTUNITES FUND
Fund Highlights Through April 30, 2015 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger Growth
Opportunities Fund Class A shares, with an initial 5.25% maximum sales charge, and the Russell 2500 Growth
Index (an unmanaged index of common stocks) from March 3, 2008, the inception date of the Alger Growth
Opportunities Fund, through April 30, 2015. Figures for the Alger Growth Opportunities Fund Class A shares and the Russell 2500 Growth Index include reinvestment of dividends. Performance for the Alger Growth Opportunities
Fund Class C, Class I and Class Z shares will vary from the results shown above due to differences in expenses and sales charges those classes bear. Investors cannot invest directly in any index. Index performance does not reflect deduction for fees, expenses, or taxes.

PERFORMANCE COMPARISON AS OF 4/30/15
AVERAGE ANNUAL TOTAL RETURNS
				Since
	1 YEAR	5 YEARS	10 YEARS	3/3/2008
Class A (Inception 3/3/08)	6.52%	11.13%	n/a	7.59%
Class C (Inception 3/3/08)	10.71%	11.57%	n/a	7.62%
Class I (Inception 3/3/08)	12.73%	12.61%	n/a	8.65%
Russell 2500 Growth Index	15.54%	15.68%	n/a	11.27%

				Since
	1 YEAR	5 YEARS	10 YEARS	12/29/2010
Class Z (Inception 12/29/10)	13.00%	n/a	n/a	11.57%
Russell 2500 Growth Index	15.54%	n/a	n/a	14.51%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. Class A returns reflect the maximum initial sales charge and Class C returns reflect the applicable contingent deferred sales charge. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For updated performance, visit us at www.alger.com or call us at (800) 992-3863.

ALGER HEALTH SCIENCES FUND
Fund Highlights Through April 30, 2015 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger Health
Sciences Fund Class A shares, with a maximum sales charge of 5.25%, and the S&P 500 Index (an unmanaged index of common stocks) for the ten years ended April 30, 2015. Figures for the Alger Health Sciences Fund Class A
shares and the S&P 500 Index include reinvestment of dividends. Performance for the Alger Health Sciences Fund
Class B and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear. Investors cannot invest directly in any index. Index performance does not reflect deduction for fees, expenses, or taxes.

PERFORMANCE COMPARISON AS OF 4/30/15
AVERAGE ANNUAL TOTAL RETURNS
				Since
	1 YEAR	5 YEARS	10 YEARS	5/1/2002
Class A (Inception 5/1/02)	21.62%	14.94%	11.36%	12.30%
Class B (Inception 5/1/02)	22.42%	15.04%	11.26%	12.23%
Class C (Inception 5/1/02)	26.47%	15.30%	11.12%	11.98%
S&P 500 Index	12.98%	14.33%	8.32%	7.29%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. Class A returns reflect the maximum initial sales charge and Class C and B returns reflect the applicable contingent deferred sales charge. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares.
Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost.
Current performance may be higher or lower than the performance quoted. For updated performance, visit us at www.alger.com or call us at (800) 992-3863.

ALGER GROWTH & INCOME FUND
Fund Highlights Through April 30, 2015 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger Growth
& Income Fund Class A shares, with a maximum sales charge of 5.25%, and the S&P 500 Index (an unmanaged index of common stocks), for the ten years ended April 30, 2015. Beginning April 1, 2011, Alger Growth & Income
Fund changed its investment strategy to focus on securities that offer opportunities for capital appreciation as well as pay dividends. Previously, under the name “Alger Balanced Fund”, its investment strategy focused on securities, including fixed-income, with an emphasis on income-producing and a potential for capital appreciation. Figures for the Alger Growth & Income Fund Class A shares, and the S&P 500 Index include reinvestment of dividends and/
or interest. Performance for the Alger Growth & Income Fund Class C and Class Z shares will vary from the results shown above due to differences in expenses and sales charges those classes bear. Investors cannot invest directly in any index. Index performance does not reflect deduction for fees, expenses, or taxes.

PERFORMANCE COMPARISON AS OF 4/30/15
AVERAGE ANNUAL TOTAL RETURNS
				Since
	1 YEAR	5 YEARS	10 YEARS	12/31/1996
Class A (Inception 12/31/96)	6.18%	11.38%	7.57%	7.87%
Class C (Inception 7/31/97)*	10.24%	11.76%	7.34%	7.64%
S&P 500 Index	12.98%	14.33%	8.32%	7.78%

	1 YEAR	5 YEARS	10 YEARS	Since 3/1/2012
Class Z (Inception 3/1/12)	12.33%	n/a	n/a	14.83%
S&P 500 Index	12.98%	n/a	n/a	16.52%

~~The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average~~
annual total returns include changes in share price and reinvestment of dividends and capital gains. Class A returns reflect the maximum initial sales charge and Class C returns reflect the applicable contingent deferred sales charge. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Prior to April 1,
2011, the Fund followed a different investment objective and different strategies under the name “Alger Balanced Fund”. The Fund will compare its performance to the S&P 500 Index to reflect its new investment objective and strategies. Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For updated performance, visit us at www.alger.com or call us at (800) 992-3863.

ALGER GROWTH & INCOME FUND
Fund Highlights Through April 30, 2015 (Unaudited) (Continued)

* Since inception performance is calculated since the inception of the Class A shares.  Historical performance prior to July 31,
1997, inception of the class, is that of the Fund's Class A shares, reduced to reflect the current maximum sales charge and the higher operating expenses of Class C shares.

PORTFOLIO SUMMARY†
April 30, 2015 (Unaudited)

	Alger Capital	Alger Mid Cap Growth	Alger SMid Cap Growth	Alger Small Cap Growth
SECTORS	Appreciation Fund	Fund	Fund	Fund
Consumer Discretionary	15.8%	23.2%	19.8%	13.2%
Consumer Staples	6.1	3.2	2.9	1.9
Energy	4.6	3.7	3.7	2.9
Financials	8.1	7.8	9.3	6.3
Health Care	18.3	14.2	17.6	25.9
Industrials	9.6	14.1	16.0	9.3
Information Technology	31.6	23.7	23.0	36.0
Materials	2.2	3.3	5.5	3.1
Telecommunication Services	1.6	2.4	0.5	0.0
Utilities	0.7	0.9	0.0	0.7
Short-Term Investments and
Net Other Assets	1.4	3.5	1.7	0.7
	100.0%	100.0%	100.0%	100.0%

		Alger Growth	Alger Health Sciences	Alger Growth & Income
SECTORS		Opportunities Fund	Fund	Fund
Consumer Discretionary		3.1%	0.0%	13.4%
Consumer Staples		0.0	3.6	10.5
Energy		0.0	0.0	7.6
Financials		1.7	0.0	17.4
Health Care		27.5	91.3	13.2
Industrials		5.8	0.0	10.5
Information Technology		49.8	0.0	17.4
Materials		2.8	0.0	1.2
Telecommunication Services		0.0	0.0	3.2
Utilities		0.0	0.0	1.2
Short-Term Investments and Net Other Assets		9.3	5.1	4.4
		100.0%	100.0%	100.0%

PORTFOLIO SUMMARY†
April 30, 2015 (Unaudited) (Continued)

Alger International
COUNTRY	Growth Fund
Australia	0.5%
Belgium	2.1
Canada	3.2
China	10.9
Denmark	1.7
France	5.6
Germany	7.5
Hong Kong	3.2
India	2.5
Indonesia	0.4
Ireland	1.0
Italy	3.0
Japan	14.3
Luxembourg	1.0
Mexico	1.4
Netherlands	5.1
Norway	1.0
Peru	0.7
Portugal	0.8
South Africa	0.6
South Korea	1.6
Spain	2.3
Sweden	3.5
Switzerland	5.1
United Kingdom	11.2
United States	7.4
Cash and Net Other Assets	2.4
100.0%

† Based on net assets for each Fund.

THE ALGER FUNDS ALGER CAPITAL APPRECIATION FUND
Schedule of Investments April 30, 2015 (Unaudited)

COMMON STOCKS—95.1%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	82,955	$39,818
AEROSPACE & DEFENSE—2.8%
Honeywell International, Inc.	363,600	36,694,512
Lockheed Martin Corp.	41,200	7,687,920
The Boeing Co.	73,100	10,478,154
United Technologies Corp.	45,700	5,198,375
		60,058,961
AIR FREIGHT & LOGISTICS—0.7%
United Parcel Service, Inc., Cl. B	147,000	14,777,910
AIRLINES—1.0%
JetBlue Airways Corp.*	96,200	1,974,986
United Continental Holdings, Inc.*	324,100	19,361,734
		21,336,720
ALTERNATIVE CARRIERS—1.0%
Level 3 Communications, Inc.*	283,000	15,831,020
Zayo Group Holdings, Inc.*	197,100	5,233,005
		21,064,025
APPAREL ACCESSORIES & LUXURY GOODS—0.8%
PVH Corp.	61,400	6,345,690
Quiksilver, Inc.*	585,500	971,930
Under Armour, Inc., Cl. A*	136,600	10,593,330
		17,910,950
APPLICATION SOFTWARE—2.6%
Adobe Systems, Inc.*	251,200	19,106,272
Autodesk, Inc.*	79,800	4,535,034
Mobileye NV*	102,100	4,580,206
Palantir Technologies, Inc., Cl. A*,@	153,282	1,089,835
Salesforce.com, inc.*	381,701	27,795,467
		57,106,814
AUTO PARTS & EQUIPMENT—1.5%
Delphi Automotive PLC.	319,500	26,518,500
WABCO Holdings, Inc.*	51,200	6,371,840
		32,890,340
AUTOMOBILE MANUFACTURERS—0.0%
Tesla Motors, Inc.*	3,200	723,360
BIOTECHNOLOGY—6.4%
Amgen, Inc.	24,200	3,821,422
Biogen, Inc.*	82,800	30,961,404
BioMarin Pharmaceutical, Inc.*	82,800	9,277,740
Celgene Corp.*	119,000	12,859,140
Gilead Sciences, Inc.*	370,800	37,269,108
Incyte Corp.*	86,900	8,443,204
Intercept Pharmaceuticals, Inc.*	44,800	11,325,888
Pharmacyclics, Inc.*	41,900	10,734,780
Puma Biotechnology, Inc.*	9,400	1,697,452
United Therapeutics Corp.*	58,362	9,319,828
Vertex Pharmaceuticals, Inc.*	23,300	2,872,424
		138,582,390

THE ALGER FUNDS ALGER CAPITAL APPRECIATION FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
BREWERS—0.5%
Anheuser-Busch InBev NV#	14,700	$1,764,588
Molson Coors Brewing Co., Cl. B	133,000	9,776,830
		11,541,418
BUILDING PRODUCTS—0.5%
Fortune Brands Home & Security, Inc.	88,300	3,938,180
Lennox International, Inc.	67,800	7,184,088
		11,122,268
CABLE & SATELLITE—1.1%
Comcast Corporation, Cl. A	392,037	22,644,057
COMMUNICATIONS EQUIPMENT—0.8%
Arista Networks, Inc.*	189,385	12,122,534
QUALCOMM, Inc.	86,100	5,854,800
		17,977,334
COMPUTER STORAGE & PERIPHERALS—0.1%
SanDisk Corp.	45,300	3,032,382
CONSTRUCTION MATERIALS—0.6%
Martin Marietta Materials, Inc.	11,100	1,583,415
Vulcan Materials Co.	121,100	10,356,472
		11,939,887
CONSUMER FINANCE—0.3%
Discover Financial Services	115,200	6,678,144
DATA PROCESSING & OUTSOURCED SERVICES—3.8%
Alliance Data Systems Corp.*	65,100	19,354,881
Fiserv, Inc.*	179,200	13,905,920
Visa, Inc., Cl. A	729,200	48,163,660
		81,424,461
DEPARTMENT STORES—0.1%
Nordstrom, Inc.	24,600	1,858,776
DRUG RETAIL—2.6%
CVS Caremark Corp.	325,800	32,348,682
Rite Aid Corp.*	383,300	2,955,243
Walgreens Boots Alliance, Inc.	245,100	20,326,143
		55,630,068
FOOD RETAIL—0.8%
The Kroger Co.	154,400	10,639,704
Whole Foods Market, Inc.	135,800	6,485,808
		17,125,512
FOOTWEAR—0.9%
NIKE, Inc., Cl. B	194,200	19,194,728
GENERAL MERCHANDISE STORES—1.3%
Dollar General Corp.	129,800	9,437,758
Dollar Tree, Inc.*	253,840	19,395,914
		28,833,672
HEALTH CARE EQUIPMENT—1.0%
Becton Dickinson and Co.	109,000	15,354,830
Intuitive Surgical, Inc.*	11,000	5,455,780
		20,810,610

THE ALGER FUNDS ALGER CAPITAL APPRECIATION FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE FACILITIES—1.0%
HCA Holdings, Inc.*	305,100	$ 22,580,451
HEALTH CARE SERVICES—0.5%
Omnicare, Inc.	118,400	10,416,832
HOME ENTERTAINMENT SOFTWARE—0.5%
Activision Blizzard, Inc.	454,800	10,376,262
HOME IMPROVEMENT RETAIL—1.6%
Lowe's Companies, Inc.	330,400	22,751,344
The Home Depot, Inc.	106,500	11,393,370
		34,144,714
HOMEBUILDING—0.2%
Toll Brothers, Inc.*	138,700	4,929,398
HOTELS RESORTS & CRUISE LINES—2.1%
Ctrip.com International Ltd.#*	211,100	13,442,848
Hilton Worldwide Holdings, Inc.*	697,100	20,188,016
Royal Caribbean Cruises Ltd.	180,900	12,312,054
		45,942,918
HOUSEWARES & SPECIALTIES—0.3%
Jarden Corp.*	125,700	6,433,326
INDUSTRIAL CONGLOMERATES—1.0%
Danaher Corp.	183,000	14,984,040
General Electric Co.	212,200	5,746,376
		20,730,416
INDUSTRIAL GASES—0.5%
Air Products & Chemicals, Inc.	74,400	10,671,192
INDUSTRIAL MACHINERY—0.5%
Ingersoll-Rand PLC.	160,200	10,547,568
INTERNET RETAIL—2.5%
Amazon.com, Inc.*	76,600	32,308,348
NetFlix, Inc.*	11,700	6,511,050
The Priceline Group, Inc.*	7,400	9,159,794
TripAdvisor, Inc.*	81,500	6,559,935
		54,539,127
INTERNET SOFTWARE & SERVICES—9.4%
Demandware, Inc.*	138,634	8,539,854
Facebook, Inc., Cl. A*	1,119,124	88,153,397
Google, Inc., Cl. C*	115,481	62,052,561
GrubHub, Inc.*	344,700	14,191,299
LinkedIn Corp., Cl. A*	43,000	10,841,590
Yahoo! Inc.*	421,800	17,953,917
		201,732,618
INVESTMENT BANKING & BROKERAGE—0.5%
Morgan Stanley	78,070	2,912,792
The Charles Schwab Corp.	226,600	6,911,300
		9,824,092
IT CONSULTING & OTHER SERVICES—0.5%
Cognizant Technology Solutions Corp., Cl. A*	173,000	10,127,420
LIFE SCIENCES TOOLS & SERVICES—1.0%
Thermo Fisher Scientific, Inc.	178,628	22,449,967

THE ALGER FUNDS ALGER CAPITAL APPRECIATION FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
MANAGED HEALTH CARE—2.5%
Aetna, Inc.	11,200	$1,196,944
Cigna Corp.	179,200	22,335,488
Humana, Inc.	147,000	24,343,200
UnitedHealth Group, Inc.	59,700	6,650,580
		54,526,212
MOVIES & ENTERTAINMENT—1.3%
The Walt Disney Co.	254,400	27,658,368
MULTI-LINE INSURANCE—1.4%
American International Group, Inc.	115,700	6,512,753
Hartford Financial Services Group, Inc.	592,700	24,164,379
		30,677,132
MULTI-UTILITIES—0.3%
Sempra Energy	71,100	7,548,687
OIL & GAS EQUIPMENT & SERVICES—1.8%
Baker Hughes, Inc.	396,000	27,110,160
Schlumberger Ltd.	38,200	3,614,102
Weatherford International PLC.*	550,680	8,012,394
		38,736,656
OIL & GAS EXPLORATION & PRODUCTION—2.3%
Anadarko Petroleum Corp.	276,800	26,046,880
Devon Energy Corp.	360,000	24,555,600
		50,602,480
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy, Inc.*	141,300	10,808,037
OTHER DIVERSIFIED FINANCIAL SERVICES—2.2%
Bank of America Corp.	1,160,200	18,481,986
Citigroup, Inc.	528,500	28,179,620
		46,661,606
PACKAGED FOODS & MEATS—0.5%
Mead Johnson Nutrition Co., Cl. A	103,200	9,898,944
PHARMACEUTICALS—5.7%
Actavis PLC.*	262,711	74,310,434
Bristol-Myers Squibb Co.	225,800	14,390,234
Mallinckrodt PLC.*	35,400	4,006,572
Mylan NV*	61,100	4,415,086
Shire PLC.	278,400	22,806,228
Teva Pharmaceutical Industries Ltd.#	50,600	3,057,252
		122,985,806
RAILROADS—0.9%
Union Pacific Corp.	182,700	19,408,221
RENEWABLE ELECTRICITY—0.4%
TerraForm Power, Inc., Cl. A	203,900	8,060,167
RESEARCH & CONSULTING SERVICES—0.3%
CoStar Group, Inc.*	27,700	5,662,711
RESTAURANTS—1.2%
Darden Restaurants, Inc.	54,800	3,494,596
McDonald's Corp.	89,700	8,660,535

THE ALGER FUNDS ALGER CAPITAL APPRECIATION FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
RESTAURANTS—(CONT.)
Starbucks Corp.	294,300	$14,591,394
		26,746,525
SECURITY & ALARM SERVICES—0.7%
Tyco International PLC.	378,300	14,897,454
SEMICONDUCTOR EQUIPMENT—1.2%
Lam Research Corp.	18,300	1,383,114
SunEdison, Inc.*	937,295	23,732,309
		25,115,423
SEMICONDUCTORS—3.5%
Altera Corp.	151,900	6,331,192
Avago Technologies Ltd.	161,300	18,852,744
Broadcom Corp., Cl. A	260,900	11,533,085
Micron Technology, Inc.*	630,100	17,724,713
NXP Semiconductors NV*	216,200	20,781,144
		75,222,878
SOFT DRINKS—1.0%
PepsiCo, Inc.	228,100	21,696,872
SPECIALIZED FINANCE—0.6%
McGraw Hill Financial, Inc.	114,900	11,984,070
SPECIALTY CHEMICALS—1.1%
PPG Industries, Inc.	110,500	24,482,380
SPECIALTY STORES—0.9%
Signet Jewelers Ltd.	138,200	18,536,766
SYSTEMS SOFTWARE—2.5%
Microsoft Corp.	719,195	34,981,645
Oracle Corp.	306,400	13,365,168
ServiceNow, Inc.*	70,600	5,285,116
		53,631,929
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.5%
Apple, Inc.	1,059,515	132,598,302
Western Digital Corp.	79,900	7,809,426
		140,407,728
TOBACCO—0.7%
Altria Group, Inc.	302,200	15,125,110
TRADING COMPANIES & DISTRIBUTORS—1.2%
HD Supply Holdings, Inc.*	755,300	24,924,900
WIRELESS TELECOMMUNICATION SERVICES—0.6%
SBA Communications Corp., Cl. A*	116,700	13,516,194
TOTAL COMMON STOCKS
(Cost $1,734,665,230)		2,049,274,162
PREFERRED STOCKS—0.4%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc., Cl. A*,@,(a)	715,332	343,359
Choicestream, Inc., Cl. B*,@,(a)	1,649,956	791,979
		1,135,338
APPLICATION SOFTWARE—0.2%
Palantir Technologies, Inc., Cl. B*,@	625,130	4,444,675

THE ALGER FUNDS ALGER CAPITAL APPRECIATION FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

PREFERRED STOCKS—(CONT.)	SHARES	VALUE
APPLICATION SOFTWARE—(CONT.)
Palantir Technologies, Inc., Cl. D*,@	81,445	$579,074
		5,023,749
PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc.*,@	76,682	3,374,008
TOTAL PREFERRED STOCKS
(Cost $8,711,512)		9,533,095
MASTER LIMITED PARTNERSHIP—2.6%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—2.6%
The Blackstone Group LP.	1,202,600	49,258,496
The Carlyle Group LP.	244,600	7,384,474
		56,642,970
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $44,060,296)		56,642,970
REAL ESTATE INVESTMENT TRUST—0.5%	SHARES	VALUE
MORTGAGE—0.5%
Blackstone Mortgage Trust, Inc., Cl. A	319,100	9,805,943
(Cost $9,732,550)		9,805,943
Total Investments
(Cost $1,797,169,588)(b)	98.6%	2,125,256,170
Other Assets in Excess of Liabilities	1.4%	29,110,177
NET ASSETS	100.0%	$ 2,154,366,347

# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company
Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At April 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$1,819,850,935, amounted to $305,405,235 which consisted of aggregate gross unrealized appreciation of $338,856,227 and aggregate gross unrealized depreciation of $33,450,992.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
Choicestream, Inc.	3/14/2014	$24,057	$39,818	0.00%
Choicestream, Inc., Cl. A	12/17/2013	572,038	343,359	0.01%
Choicestream, Inc., Cl. B	7/10/2014	989,973	791,979	0.04%
Intarcia Therapeutics, Inc.	3/27/2014	2,483,730	3,374,008	0.16%
Palantir Technologies, Inc., Cl. A	10/07/2014	997,406	1,089,835	0.05%
Palantir Technologies, Inc., Cl. B	10/07/2014	4,128,004	4,444,675	0.20%
Palantir Technologies, Inc., Cl. D	10/14/2014	537,767	579,074	0.03%
Total			$10,662,748	0.49%

See Notes to Financial Statements.

THE ALGER FUNDS ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments April 30, 2015 (Unaudited)

COMMON STOCKS—97.6%	SHARES	VALUE
AUSTRALIA—0.5%
DIVERSIFIED METALS & MINING—0.5%
BHP Billiton Ltd.	45,000	$1,138,547
(Cost $1,174,854)
BELGIUM—2.1%
BREWERS—1.9%
Anheuser-Busch InBev NV	33,409	4,084,834
OIL & GAS STORAGE & TRANSPORTATION—0.2%
Euronav NV*	41,100	568,507
TOTAL BELGIUM
(Cost $3,856,004)		4,653,341
CANADA—3.2%
INTEGRATED OIL & GAS—2.3%
Canadian Natural Resources Ltd.	68,675	2,281,957
Suncor Energy, Inc.	83,000	2,702,917
		4,984,874
RAILROADS—0.9%
Canadian National Railway, Co.	30,100	1,943,465
TOTAL CANADA
(Cost $7,993,478)		6,928,339
CHINA—10.9%
ALUMINUM—0.4%
China Hongqiao Group Ltd.	1,040,000	971,511
CONSTRUCTION & ENGINEERING—0.7%
China State Construction International Holdings Ltd.	799,000	1,556,681
CONSTRUCTION MATERIALS—0.3%
Anhui Conch Cement Co., Ltd.	160,000	651,321
DIVERSIFIED BANKS—2.3%
China Construction Bank Corp.	3,972,300	3,869,589
China Merchants Bank Co., Ltd.	379,500	1,155,579
		5,025,168
ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
Jiangnan Group Ltd.	3,342,000	1,073,697
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.2%
Huadian Fuxin Energy Corp., Ltd.	900,000	486,556
INDUSTRIAL MACHINERY—0.4%
Xinyi Solar Holdings Ltd.	2,394,000	843,262
INTERNET RETAIL—0.5%
Vipshop Holdings Ltd.#*	36,800	1,041,072
INTERNET SOFTWARE & SERVICES—3.0%
Alibaba Group Holding Ltd.#*	27,900	2,267,991
Baidu, Inc.#*	9,700	1,942,716
Tencent Holdings Ltd.	115,700	2,401,957
		6,612,664

THE ALGER FUNDS ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
CHINA—(CONT.)
LIFE & HEALTH INSURANCE—1.1%
Ping An Insurance Group Co., of China Ltd.	161,300	$2,326,762
REAL ESTATE DEVELOPMENT—0.5%
China Overseas Land & Investment Ltd.	240,000	1,003,303
REGIONAL BANKS—0.5%
Chongqing Rural Commercial Bank Co., Ltd.	1,342,300	1,210,606
WIRELESS TELECOMMUNICATION SERVICES—0.5%
China Mobile Ltd.	79,500	1,133,458
TOTAL CHINA
(Cost $21,664,114)		23,936,061
DENMARK—1.7%
BIOTECHNOLOGY—0.9%
Bavarian Nordic A/S*	41,100	1,940,603
PHARMACEUTICALS—0.8%
Novo Nordisk A/S	30,000	1,708,370
TOTAL DENMARK
(Cost $3,788,162)		3,648,973
FRANCE—5.6%
BIOTECHNOLOGY—0.6%
Innate Pharma SA*	80,450	1,413,590
BROADCASTING—1.0%
Numericable-SFR SAS*	38,000	2,112,106
ENGINEERING SOFTWARE—0.6%
Dassault Systemes	16,800	1,297,719
HEALTH CARE EQUIPMENT—0.2%
DBV Technologies SA*	8,124	418,299
HEALTH CARE SUPPLIES—1.0%
Essilor International SA	17,600	2,148,943
HOME ENTERTAINMENT SOFTWARE—1.2%
UBISOFT Entertainment*	140,500	2,592,562
INTEGRATED OIL & GAS—1.0%
TOTAL SA	42,800	2,329,884
TOTAL FRANCE
(Cost $10,508,228)		12,313,103
GERMANY—7.5%
AUTO PARTS & EQUIPMENT—1.0%
Continental AG	9,000	2,128,566
AUTOMOBILE MANUFACTURERS—2.2%
Bayerische Motoren Werke AG	40,446	4,818,080
CABLE & SATELLITE—0.5%
Tele Columbus AG*(a)	72,049	1,107,587
DIVERSIFIED CAPITAL MARKETS—0.9%
Deutsche Bank AG	60,900	1,964,085

THE ALGER FUNDS ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
GERMANY—(CONT.)
ELECTRICAL EQUIPMENT—0.8%
OSRAM Licht AG	34,300	$1,816,147
INDUSTRIAL MACHINERY—0.7%
KUKA AG	10,770	771,229
SLM Solutions Group AG*	36,726	733,967
		1,505,196
INTERNET RETAIL—0.5%
United Internet AG	26,200	1,181,790
SEMICONDUCTORS—0.9%
Infineon Technologies AG	162,736	1,933,091
TOTAL GERMANY
(Cost $15,386,574)		16,454,542
HONG KONG—3.2%
AIRLINES—0.7%
Cathay Pacific Airways Ltd.	600,000	1,545,210
DIVERSIFIED REAL ESTATE ACTIVITIES—0.8%
Hongkong Land Holdings Ltd.	214,900	1,740,690
LIFE & HEALTH INSURANCE—1.7%
AIA Group Ltd.	561,004	3,749,485
TOTAL HONG KONG
(Cost $5,480,856)		7,035,385
INDIA—2.5%
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.7%
Tata Motors Ltd.#	36,082	1,486,217
DIVERSIFIED BANKS—1.2%
HDFC Bank Ltd.	147,000	2,614,058
PHARMACEUTICALS—0.6%
Sun Pharmaceutical Industries Ltd.	100,000	1,485,341
TOTAL INDIA
(Cost $4,703,100)		5,585,616
INDONESIA—0.4%
CONSTRUCTION MATERIALS—0.4%
Indocement Tunggal Prakarsa Tbk PT	600,000	972,035
(Cost $1,100,579)
IRELAND—1.0%
LIFE SCIENCES TOOLS & SERVICES—1.0%
ICON PLC.#*	33,800	2,174,692
(Cost $1,781,090)
ITALY—3.0%
APPAREL ACCESSORIES & LUXURY GOODS—0.8%
Moncler SpA	101,700	1,815,520
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
Azimut Holding SpA	63,400	1,872,096

THE ALGER FUNDS ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
ITALY—(CONT.)
DIVERSIFIED BANKS—1.3%
Intesa Sanpaolo SpA	840,200	$2,845,097
TOTAL ITALY
(Cost $5,575,075)		6,532,713
JAPAN—14.3%
AUTOMOBILE MANUFACTURERS—2.7%
Toyota Motor Corp.	85,025	5,951,750
COMMODITY CHEMICALS—1.0%
Toray Industries, Inc.	258,350	2,253,530
DIVERSIFIED BANKS—1.8%
Mitsubishi UFJ Financial Group, Inc.	536,700	3,847,249
DIVERSIFIED REAL ESTATE ACTIVITIES—2.0%
Mitsui Fudosan Co., Ltd.	62,600	1,867,252
Sumitomo Realty & Development Co., Ltd.	62,500	2,429,858
		4,297,110
ELECTRICAL EQUIPMENT—0.8%
Daikin Industries Ltd.	26,300	1,785,052
ELECTRONIC COMPONENTS—1.0%
Murata Manufacturing Co., Ltd.	15,000	2,131,910
INDUSTRIAL MACHINERY—2.4%
FANUC Corp.	13,350	2,965,735
Minebea Co., Ltd.	154,700	2,395,647
		5,361,382
INFRASTRUCTURE SOFTWARE—0.5%
SCSK Corp.	38,500	1,131,784
INVESTMENT BANKING & BROKERAGE—0.7%
Daiwa Securities Group, Inc.	197,000	1,649,916
SEMICONDUCTORS—0.3%
Tokyo Electron Ltd.	10,000	552,764
TIRES & RUBBER—1.1%
Bridgestone Corp.	56,700	2,384,344
TOTAL JAPAN
(Cost $26,708,562)		31,346,791
LUXEMBOURG—1.0%
DIVERSIFIED REAL ESTATE ACTIVITIES—1.0%
Grand City Properties SA*	111,200	2,109,962
(Cost $1,546,124)
MEXICO—1.4%
CONSTRUCTION MATERIALS—0.8%
Cemex SAB de CV#*	179,943	1,731,052
DIVERSIFIED REAL ESTATE ACTIVITIES—0.6%
Corporacion Inmobiliaria Vesta SAB de CV	759,430	1,425,685
TOTAL MEXICO
(Cost $3,490,777)		3,156,737

THE ALGER FUNDS ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
NETHERLANDS—5.1%
BROADCASTING—1.6%
Altice SA*	33,200	$3,518,043
DIVERSIFIED BANKS—1.0%
ING Groep NV*	144,700	2,241,162
SEMICONDUCTOR EQUIPMENT—1.0%
ASML Holding NV#	19,357	2,071,973
SEMICONDUCTORS—1.5%
NXP Semiconductors NV*	35,000	3,364,200
TOTAL NETHERLANDS
(Cost $7,973,517)		11,195,378
NORWAY—1.0%
DIVERSIFIED BANKS—1.0%
DNB ASA	126,177	2,245,873
(Cost $2,065,025)
PERU—0.7%
DIVERSIFIED BANKS—0.7%
Credicorp Ltd.	9,800	1,494,990
(Cost $1,300,142)
PORTUGAL—0.8%
BROADCASTING—0.8%
NOS SGPS SA	252,300	1,841,254
(Cost $1,677,960)
SOUTH AFRICA—0.6%
PHARMACEUTICALS—0.6%
Aspen Pharmacare Holdings Ltd.	40,571	1,233,503
(Cost $955,465)
SOUTH KOREA—1.6%
SEMICONDUCTORS—1.6%
Samsung Electronics Co., Ltd.	2,750	3,599,911
(Cost $3,080,050)
SPAIN—2.3%
ELECTRIC UTILITIES—1.4%
Iberdrola SA	224,900	1,509,231
Red Electrica Corp., SA	20,000	1,684,350
		3,193,581
INVESTMENT BANKING & BROKERAGE—0.9%
CaixaBank SA	381,174	1,919,842
TOTAL SPAIN
(Cost $5,095,842)		5,113,423
SWEDEN—3.5%
AUTO PARTS & EQUIPMENT—1.2%
Autoliv, Inc.	21,400	2,570,578
BIOTECHNOLOGY—1.6%
Swedish Orphan Biovitrum AB*	224,800	3,614,798

THE ALGER FUNDS ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SWEDEN—(CONT.)
BUILDING PRODUCTS—0.5%
Assa Abloy AB	18,900	$1,099,758
INDUSTRIAL MACHINERY—0.2%
Arcam AB*	29,400	458,642
TOTAL SWEDEN
(Cost $6,229,948)		7,743,776
SWITZERLAND—5.1%
PACKAGED FOODS & MEATS—1.5%
Nestle SA	40,300	3,149,180
PHARMACEUTICALS—3.6%
Novartis AG	49,200	5,097,202
Roche Holding AG	9,948	2,872,753
		7,969,955
TOTAL SWITZERLAND
(Cost $10,859,136)		11,119,135
UNITED KINGDOM—11.2%
DIVERSIFIED BANKS—1.0%
Lloyds Banking Group PLC.	1,799,100	2,137,637
HOUSEHOLD PRODUCTS—1.6%
Reckitt Benckiser Group PLC.	40,262	3,601,767
INDUSTRIAL GASES—1.3%
Essentra PLC.	195,000	2,877,450
INTERNET RETAIL—0.8%
Just Eat PLC.*	258,078	1,818,127
MULTI-UTILITIES—0.8%
National Grid PLC.	135,900	1,834,248
OIL & GAS EQUIPMENT & SERVICES—0.6%
Petrofac Ltd.	92,000	1,234,665
PHARMACEUTICALS—1.7%
Shire PLC.	44,300	3,629,008
TOBACCO—1.1%
British American Tobacco PLC.	44,411	2,449,837
TRADING COMPANIES & DISTRIBUTION—1.1%
Ashtead Group PLC.	142,400	2,462,058
WIRELESS TELECOMMUNICATION SERVICES—1.2%
Vodafone Group PLC.	744,900	2,637,017
TOTAL UNITED KINGDOM
(Cost $22,231,380)		24,681,814
UNITED STATES—7.4%
APPLICATION SOFTWARE—0.8%
Mobileye NV*	40,200	1,803,372
AUTO PARTS & EQUIPMENT—0.8%
Delphi Automotive PLC.	19,900	1,651,700

THE ALGER FUNDS ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
UNITED STATES—(CONT.)
CABLE & SATELLITE—1.3%
Liberty Global PLC.*	54,500	$2,749,525
INDUSTRIAL MACHINERY—0.5%
Ingersoll-Rand PLC.	16,228	1,068,452
OIL & GAS EQUIPMENT & SERVICES—0.5%
Weatherford International PLC.*	77,800	1,131,990
PHARMACEUTICALS—2.3%
Actavis PLC.*	11,800	3,337,748
Jazz Pharmaceuticals PLC.*	9,800	1,751,260
		5,089,008
SEMICONDUCTORS—1.2%
Avago Technologies Ltd.	22,800	2,664,864
TOTAL UNITED STATES
(Cost $13,369,691)		16,158,911
TOTAL COMMON STOCKS
(Cost $189,595,733)		214,414,805
Total Investments
(Cost $189,595,733)(b)	97.6%	214,414,805
Other Assets in Excess of Liabilities	2.4%	5,279,704
NET ASSETS	100.0%	$219,694,509

# American Depositary Receipts.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are however deemed to be liquid and represent 0.5% of the net assets of the
Portfolio.
(b) At April 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$191,447,042, amounted to $22,967,763 which consisted of aggregate gross unrealized appreciation of $37,165,147 and aggregate gross unrealized depreciation of $14,197,384.
* Non-income producing security.

See Notes to Financial Statements

THE ALGER FUNDS ALGER MID CAP GROWTH FUND
Schedule of Investments April 30, 2015 (Unaudited)

COMMON STOCKS—92.5%	SHARES	VALUE
AEROSPACE & DEFENSE—1.4%
Hexcel Corp.	31,600	$1,584,740
TransDigm Group, Inc.	6,100	1,293,993
		2,878,733
AIRLINES—1.9%
Spirit Airlines, Inc.*	26,200	1,793,914
United Continental Holdings, Inc.*	35,200	2,102,848
		3,896,762
ALTERNATIVE CARRIERS—1.7%
Level 3 Communications, Inc.*	34,900	1,952,306
Zayo Group Holdings, Inc.*	54,400	1,444,320
		3,396,626
APPAREL ACCESSORIES & LUXURY GOODS—2.4%
Hanesbrands, Inc.	75,600	2,349,648
PVH Corp.	14,400	1,488,240
Under Armour, Inc., Cl. A*	13,400	1,039,170
		4,877,058
APPAREL RETAIL—1.0%
L Brands, Inc.	10,500	938,280
Urban Outfitters, Inc.*	25,400	1,017,016
		1,955,296
APPLICATION SOFTWARE—2.5%
ACI Worldwide, Inc.*	54,600	1,257,438
Aspen Technology, Inc.*	17,500	776,825
Autodesk, Inc.*	17,900	1,017,257
Mobileye NV*	12,700	569,722
Palantir Technologies, Inc., Cl. A*,@	16,376	116,433
Synchronoss Technologies, Inc.*	28,000	1,284,640
		5,022,315
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
WisdomTree Investments, Inc.	103,700	1,974,448
AUTO PARTS & EQUIPMENT—2.0%
BorgWarner, Inc.	11,800	698,560
Delphi Automotive PLC.	17,850	1,481,550
WABCO Holdings, Inc.*	14,400	1,792,080
		3,972,190
AUTOMOBILE MANUFACTURERS—0.7%
Tesla Motors, Inc.*	6,500	1,469,325
AUTOMOTIVE RETAIL—0.7%
Advance Auto Parts, Inc.	9,200	1,315,600
BIOTECHNOLOGY—5.7%
Alkermes PLC.*	8,700	481,719
BioMarin Pharmaceutical, Inc.*	7,800	873,990
Bluebird Bio, Inc.*	3,100	412,889
Celldex Therapeutics, Inc.*	23,500	564,000
Incyte Corp.*	12,300	1,195,068
Intercept Pharmaceuticals, Inc.*	7,300	1,845,513

THE ALGER FUNDS ALGER MID CAP GROWTH FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
BIOTECHNOLOGY—(CONT.)
Medivation, Inc.*	13,800	$1,666,212
Portola Pharmaceuticals, Inc.*	36,900	1,316,961
Receptos, Inc.*	5,100	751,434
United Therapeutics Corp.*	7,800	1,245,582
Vertex Pharmaceuticals, Inc.*	10,200	1,257,456
		11,610,824
BUILDING PRODUCTS—3.5%
Allegion PLC.	35,600	2,176,940
AO Smith Corp.	20,800	1,329,120
Fortune Brands Home & Security, Inc.	23,000	1,025,800
Lennox International, Inc.	15,900	1,684,764
NCI Building Systems, Inc.*	62,200	962,856
		7,179,480
COMMUNICATIONS EQUIPMENT—2.6%
Arista Networks, Inc.*	23,700	1,517,037
ARRIS Group, Inc.*	62,900	2,118,158
F5 Networks, Inc.*	13,522	1,649,954
		5,285,149
COMPUTER STORAGE & PERIPHERALS—0.3%
SanDisk Corp.	10,400	696,176
CONSTRUCTION MATERIALS—1.3%
Eagle Materials, Inc.	4,500	375,255
Martin Marietta Materials, Inc.	6,300	898,695
Vulcan Materials Co.	15,600	1,334,112
		2,608,062
CONSUMER ELECTRONICS—0.2%
Harman International Industries, Inc.	3,300	430,254
DATA PROCESSING & OUTSOURCED SERVICES—3.5%
Alliance Data Systems Corp.*	9,300	2,764,983
Fiserv, Inc.*	20,800	1,614,080
Vantiv, Inc., CL. A*	27,800	1,086,980
WEX, Inc.*	13,500	1,521,585
		6,987,628
DISTILLERS & VINTNERS—0.3%
Constellation Brands Inc., Cl. A	4,400	510,136
DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES—0.4%
Digital Globe, Inc.*	25,197	810,588
DRUG RETAIL—1.1%
Rite Aid Corp.*	287,400	2,215,854
ELECTRICAL COMPONENTS & EQUIPMENT—1.9%
Acuity Brands, Inc.	15,400	2,571,030
Hubbell, Inc., Cl. B	11,100	1,208,013
		3,779,043

THE ALGER FUNDS ALGER MID CAP GROWTH FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
ELECTRONIC COMPONENTS—0.2%
Belden, Inc.	4,400	$369,380
FOOD RETAIL—1.3%
The Kroger Co.	27,000	1,860,570
Whole Foods Market, Inc.	17,800	850,128
		2,710,698
GENERAL MERCHANDISE STORES—1.9%
Dollar General Corp.	22,500	1,635,975
Dollar Tree, Inc.*	28,500	2,177,685
		3,813,660
HEALTH CARE EQUIPMENT—1.3%
DexCom, Inc.*	19,500	1,317,615
Hologic, Inc.*	38,100	1,285,494
		2,603,109
HEALTH CARE FACILITIES—2.2%
Acadia Healthcare Co., Inc.*	18,400	1,260,400
Tenet Healthcare Corporation*	37,000	1,770,820
Universal Health Services, Inc., Cl. B	11,800	1,380,010
		4,411,230
HEALTH CARE SERVICES—0.9%
Omnicare, Inc.	14,000	1,231,720
Team Health Holdings, Inc.*	8,600	512,302
		1,744,022
HOME FURNISHING RETAIL—0.3%
Williams-Sonoma, Inc.	9,200	676,476
HOMEBUILDING—0.6%
Toll Brothers, Inc.*	33,200	1,179,928
HOMEFURNISHING RETAIL—0.4%
Restoration Hardware Holdings, Inc.*	10,300	887,551
HOTELS RESORTS & CRUISE LINES—2.9%
La Quinta Holdings, Inc.*	62,400	1,502,592
Norwegian Cruise Line Holdings Ltd.*	43,800	2,124,738
Royal Caribbean Cruises Ltd.	17,000	1,157,020
Wyndham Worldwide Corporation	12,000	1,024,800
		5,809,150
HOUSEWARES & SPECIALTIES—1.7%
Jarden Corp.*	47,550	2,433,609
The Clorox Co.	9,600	1,018,560
		3,452,169
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.6%
Robert Half International, Inc.	21,300	1,181,085
INDUSTRIAL MACHINERY—1.3%
Graco, Inc.	23,935	1,714,225
Ingersoll-Rand PLC.	15,400	1,013,936
		2,728,161

THE ALGER FUNDS ALGER MID CAP GROWTH FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INTERNET RETAIL—1.2%
NetFlix, Inc.*	2,700	$1,502,550
TripAdvisor, Inc.*	11,565	930,867
		2,433,417
INTERNET SOFTWARE & SERVICES—5.7%
Cornerstone OnDemand, Inc.*	38,200	1,093,666
Criteo SA#*	25,000	1,036,500
DealerTrack Holdings, Inc.*	32,500	1,277,575
Demandware, Inc.*	17,100	1,053,360
GrubHub, Inc.*	42,800	1,762,076
Hortonworks, Inc.*	23,900	482,063
LendingClub Corp.*	104,900	1,830,505
LinkedIn Corp., Cl. A*	8,700	2,193,531
Shutterstock, Inc.*	12,700	857,123
		11,586,399
INVESTMENT BANKING & BROKERAGE—0.8%
TD Ameritrade Holding Corp.	44,500	1,613,125
LEISURE PRODUCTS—0.5%
Coach, Inc.	24,600	939,966
MANAGED HEALTH CARE—0.8%
Centene Corp.*	26,700	1,655,133
MOVIES & ENTERTAINMENT—0.3%
Live Nation Entertainment, Inc.*	26,100	654,066
MULTI-LINE INSURANCE—0.5%
Hartford Financial Services Group, Inc.	25,900	1,055,943
OIL & GAS DRILLING—0.5%
Patterson-UTI Energy, Inc.	41,500	927,525
OIL & GAS EQUIPMENT & SERVICES—0.4%
Weatherford International PLC.*	60,800	884,640
OIL & GAS EXPLORATION & PRODUCTION—2.4%
PDC Energy, Inc.*	25,100	1,424,174
QEP Resources, Inc.	28,600	643,500
Range Resources Corp.	28,500	1,811,460
RSP Permian, Inc.*	18,900	548,478
Viper Energy Partners LP	25,300	521,433
		4,949,045
OIL & GAS REFINING & MARKETING—0.4%
HollyFrontier Corp.	19,500	756,210
PAPER PACKAGING—0.5%
Packaging Corp., of America	13,200	913,308
PHARMACEUTICALS—2.1%
Jazz Pharmaceuticals PLC.*	7,800	1,393,860
Lannett Co., Inc.*	14,800	851,000
Mallinckrodt PLC.*	11,300	1,278,934

THE ALGER FUNDS ALGER MID CAP GROWTH FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
PHARMACEUTICALS—(CONT.)
Pacira Pharmaceuticals, Inc.*	10,700	$732,736
		4,256,530
REAL ESTATE SERVICES—0.5%
Jones Lang LaSalle, Inc.	6,300	1,046,178
REGIONAL BANKS—0.6%
Signature Bank*	9,300	1,247,037
RENEWABLE ELECTRICITY—0.9%
TerraForm Power, Inc., Cl. A	43,700	1,727,461
RESEARCH & CONSULTING SERVICES—1.7%
CoStar Group, Inc.*	8,800	1,798,984
Verisk Analytics, Inc., Cl. A*	22,500	1,688,400
		3,487,384
RESTAURANTS—3.1%
Bloomin' Brands, Inc.	68,400	1,549,944
Diamond Resorts International, Inc.*	66,600	2,131,866
Jack in the Box, Inc.	18,100	1,570,537
Restaurant Brands International, Inc.	25,000	1,019,500
		6,271,847
SECURITY & ALARM SERVICES—0.2%
Tyco International PLC.	12,700	500,126
SEMICONDUCTOR EQUIPMENT—1.2%
Lam Research Corp.	17,300	1,307,534
SunEdison, Inc.*	45,900	1,162,188
		2,469,722
SEMICONDUCTORS—5.4%
Altera Corp.	10,100	420,968
Avago Technologies Ltd.	30,200	3,529,776
Micron Technology, Inc.*	48,300	1,358,679
Microsemi Corp.*	61,900	2,064,984
NXP Semiconductors NV*	24,900	2,393,388
Qorvo, Inc.*	9,000	593,190
Skyworks Solutions, Inc.	5,400	498,150
		10,859,135
SPECIALIZED FINANCE—1.9%
McGraw Hill Financial, Inc.	19,900	2,075,570
Moody's Corp.	16,100	1,731,072
		3,806,642
SPECIALTY CHEMICALS—1.5%
Axalta Coating Systems Ltd.*	34,000	1,043,120
The Sherwin-Williams Co.	6,900	1,918,200
		2,961,320
SPECIALTY STORES—3.8%
Cabela's, Inc.*	18,400	970,416
Party City Holdco, Inc.*	6,400	133,056
Signet Jewelers Ltd.	15,100	2,025,363
The Michaels Cos, Inc.*	53,300	1,378,338

THE ALGER FUNDS ALGER MID CAP GROWTH FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SPECIALTY STORES—(CONT.)
Tractor Supply Co.	16,100	$1,385,566
Ulta Salon, Cosmetics & Fragrance, Inc.*	11,900	1,797,971
		7,690,710
SYSTEMS SOFTWARE—1.1%
ServiceNow, Inc.*	30,400	2,275,744
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.9%
Nimble Storage, Inc.*	23,200	567,472
Western Digital Corp.	11,800	1,153,332
		1,720,804
TRADING COMPANIES & DISTRIBUTORS—1.2%
HD Supply Holdings, Inc.*	74,300	2,451,900
WIRELESS TELECOMMUNICATION SERVICES—0.7%
SBA Communications Corp., Cl. A*	13,100	1,517,242
TOTAL COMMON STOCKS
(Cost $166,455,213)		187,096,725
PREFERRED STOCKS—1.5%	SHARES	VALUE
APPLICATION SOFTWARE—0.3%
Palantir Technologies, Inc., Cl. B*,@	66,787	474,855
Palantir Technologies, Inc., Cl. D*,@	8,701	61,864
		536,719
BIOTECHNOLOGY—0.5%
Prosetta Biosciences, Inc.*,@,(a)	219,610	988,245
PHARMACEUTICALS—0.7%
Tolero Pharmaceuticals, Inc.*,@,(a)	495,000	1,492,970
TOTAL PREFERRED STOCKS
(Cost $2,979,689)		3,017,934
REAL ESTATE INVESTMENT TRUST—2.5%	SHARES	VALUE
HEALTH CARE—0.4%
Omega Healthcare Investors, Inc.	21,800	786,762
OFFICE—0.6%
CyrusOne, Inc.	40,200	1,305,696
SPECIALIZED—1.5%
Crown Castle International Corp.	24,000	2,004,720
Extra Space Storage, Inc.	14,800	975,764
		2,980,484
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $5,216,096)		5,072,942
Total Investments
(Cost $174,650,998)(b)	96.5%	195,187,601
Other Assets in Excess of Liabilities	3.5%	7,049,899
NET ASSETS	100.0%	$202,237,500

THE ALGER FUNDS ALGER MID CAP GROWTH FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At April 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $176,085,633, amounted to $19,101,968 which consisted of aggregate gross unrealized appreciation of $24,908,291 and aggregate gross unrealized depreciation of $5,806,323.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
Palantir Technologies, Inc., Cl. A	10/07/2014	$106,558	$116,433	0.06%
Palantir Technologies, Inc., Cl. B	10/07/2014	441,023	474,855	0.23%
Palantir Technologies, Inc., Cl. D	10/14/2014	57,451	61,864	0.03%
Prosetta Biosciences, Inc.	2/06/2015	988,245	988,245	0.49%
Tolero Pharmaceuticals, Inc.	8/01/2014	1,003,888	1,003,888	0.50%
Tolero Pharmaceuticals, Inc.	10/31/2014	489,082	489,082	0.24%
Total			$3,134,367	1.55%

See Notes to Financial Statements

THE ALGER FUNDS ALGER SMID CAP GROWTH FUND
Schedule of Investments April 30, 2015 (Unaudited)

COMMON STOCKS—93.4%	SHARES	VALUE
AEROSPACE & DEFENSE—1.0%
Hexcel Corp.	138,650	$6,953,298
AIRLINES—0.7%
Spirit Airlines, Inc.*	76,600	5,244,802
ALTERNATIVE CARRIERS—0.5%
Zayo Group Holdings, Inc.*	140,650	3,734,258
APPAREL ACCESSORIES & LUXURY GOODS—1.9%
Carter's, Inc.	42,800	4,274,008
G-III Apparel Group Ltd.*	19,300	2,145,774
Hanesbrands, Inc.	233,700	7,263,396
		13,683,178
APPLICATION SOFTWARE—3.9%
Blackbaud, Inc.	70,850	3,580,050
Fair Isaac Corp.	28,850	2,552,071
Mobileye NV*	39,550	1,774,213
Palantir Technologies, Inc., Cl. A*,@	81,310	578,114
PTC, Inc.*	135,150	5,181,651
Splunk, Inc.*	51,300	3,403,499
Synchronoss Technologies, Inc.*	125,050	5,737,294
Tyler Technologies, Inc.*	44,100	5,377,995
		28,184,887
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
WisdomTree Investments, Inc.	327,800	6,241,312
AUTO PARTS & EQUIPMENT—2.7%
American Axle & Manufacturing Holdings, Inc.*	200,850	5,007,190
Lear Corp.	59,250	6,578,527
WABCO Holdings, Inc.*	65,350	8,132,808
		19,718,525
AUTOMOTIVE RETAIL—0.5%
Penske Automotive Group, Inc.	71,400	3,485,034
BIOTECHNOLOGY—7.4%
Aduro Biotech, Inc.*	57,450	1,459,230
Alkermes PLC.*	55,500	3,073,035
Bluebird Bio, Inc.*	25,000	3,329,750
Celldex Therapeutics, Inc.*	128,650	3,087,600
Cepheid, Inc.*	93,450	5,242,545
Clovis Oncology, Inc.*	37,000	2,973,320
Dyax Corp.*	55,300	1,322,223
Incyte Corp.*	63,500	6,169,660
Intercept Pharmaceuticals, Inc.*	11,200	2,831,472
Ironwood Pharmaceuticals, Inc.*	322,600	4,406,716
Medivation, Inc.*	42,900	5,179,746
Neurocrine Biosciences, Inc.*	86,350	2,943,671
Portola Pharmaceuticals, Inc.*	95,350	3,403,041
Receptos, Inc.*	22,300	3,285,682
United Therapeutics Corp.*	34,550	5,517,290
		54,224,981

THE ALGER FUNDS ALGER SMID CAP GROWTH FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
BUILDING PRODUCTS—4.9%
Allegion PLC.	130,400	$7,973,960
AO Smith Corp.	117,915	7,534,768
Fortune Brands Home & Security, Inc.	115,700	5,160,220
Lennox International, Inc.	71,700	7,597,332
Masonite International Corp.*	43,950	2,909,490
NCI Building Systems, Inc.*	297,250	4,601,430
		35,777,200
CABLE & SATELLITE—0.5%
AMC Networks, Inc.*	50,300	3,794,632
COMMODITY CHEMICALS—1.0%
Calgon Carbon Corp.	328,400	7,287,196
COMMUNICATIONS EQUIPMENT—1.3%
Arista Networks, Inc.*	51,850	3,318,919
ARRIS Group, Inc.*	180,950	6,093,491
		9,412,410
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS—0.9%
Wabtec Corp.	70,650	6,644,633
CONSTRUCTION MATERIALS—1.2%
Eagle Materials, Inc.	18,250	1,521,868
Vulcan Materials Co.	87,450	7,478,724
		9,000,592
CONSUMER ELECTRONICS—0.4%
Harman International Industries, Inc.	22,200	2,894,436
CONSUMER FINANCE—0.5%
PRA Group, Inc.*	64,850	3,552,159
DATA PROCESSING & OUTSOURCED SERVICES—4.8%
Broadridge Financial Solutions	120,050	6,473,096
Euronet Worldwide, Inc.*	84,850	4,962,028
MAXIMUS, Inc.	86,050	5,508,060
Total System Services, Inc.	97,900	3,872,924
Vantiv, Inc., CL. A*	199,750	7,810,225
WEX, Inc.*	55,752	6,283,808
		34,910,141
DISTRIBUTORS—0.6%
LKQ Corp.*	160,100	4,333,907
DRUG RETAIL—1.3%
Diplomat Pharmacy, Inc.*	110,400	3,954,528
Rite Aid Corp.*	729,750	5,626,373
		9,580,901
EDUCATION SERVICES—0.9%
Grand Canyon Education, Inc.*	141,215	6,394,215
ELECTRICAL COMPONENTS & EQUIPMENT—1.7%
Acuity Brands, Inc.	52,500	8,764,875

THE ALGER FUNDS ALGER SMID CAP GROWTH FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
ELECTRICAL COMPONENTS & EQUIPMENT—(CONT.)
Hubbell, Inc., Cl. B	34,450	$3,749,193
		12,514,068
ELECTRONIC COMPONENTS—0.9%
Belden, Inc.	74,950	6,292,052
ELECTRONIC EQUIPMENT MANUFACTURERS—0.6%
FEI Co.	59,100	4,459,686
ENVIRONMENTAL & FACILITIES SERVICES—0.9%
Waste Connections, Inc.	133,475	6,328,050
FOOD DISTRIBUTORS—0.8%
United Natural Foods, Inc.*	91,900	6,199,574
HEALTH CARE EQUIPMENT—1.4%
Abaxis, Inc.	35,100	2,246,400
DexCom, Inc.*	71,800	4,851,526
IDEXX Laboratories, Inc.*	22,500	2,820,825
		9,918,751
HEALTH CARE FACILITIES—2.1%
Acadia Healthcare Co., Inc.*	87,700	6,007,450
Healthsouth Corp.	115,600	5,227,432
Tenet Healthcare Corporation*	82,500	3,948,450
		15,183,332
HEALTH CARE SERVICES—0.7%
Team Health Holdings, Inc.*	84,350	5,024,730
HEALTH CARE SUPPLIES—1.0%
LDR Holding Corp.*	40,350	1,365,847
The Cooper Cos., Inc.	33,300	5,929,731
		7,295,578
HOME FURNISHING RETAIL—0.6%
Williams-Sonoma, Inc.	62,712	4,611,213
HOTELS RESORTS & CRUISE LINES—0.5%
La Quinta Holdings, Inc.*	153,700	3,701,096
HOUSEHOLD APPLIANCES—0.5%
Helen of Troy Ltd.*	42,350	3,710,283
HOUSEWARES & SPECIALTIES—1.0%
Jarden Corp.*	146,300	7,487,634
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.5%
Robert Half International, Inc.	66,900	3,709,605
INDUSTRIAL MACHINERY—1.4%
Graco, Inc.	52,400	3,752,888
Nordson Corp.	85,050	6,774,233
		10,527,121
INTERNET SOFTWARE & SERVICES—3.6%
Criteo SA#*	106,000	4,394,760
DealerTrack Holdings, Inc.*	126,750	4,982,542
Demandware, Inc.*	91,400	5,630,240

THE ALGER FUNDS ALGER SMID CAP GROWTH FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INTERNET SOFTWARE & SERVICES—(CONT.)
GrubHub, Inc.*	119,250	$4,909,523
Limelight Networks, Inc.*	196,500	727,050
Shutterstock, Inc.*	82,200	5,547,678
		26,191,793
INVESTMENT BANKING & BROKERAGE—0.3%
Virtu Financial, Inc., Cl. A*	87,050	1,862,000
LEISURE PRODUCTS—0.7%
Brunswick Corp.	108,250	5,416,830
LIFE & HEALTH INSURANCE—0.7%
Symetra Financial Corp.	207,450	4,926,938
LIFE SCIENCES TOOLS & SERVICES—0.8%
Mettler-Toledo International, Inc.*	10,550	3,344,455
PRA Health Sciences, Inc.*	96,585	2,750,741
		6,095,196
MANAGED HEALTH CARE—1.1%
Centene Corp.*	88,400	5,479,916
WellCare Health Plans, Inc.*	32,900	2,547,447
		8,027,363
MARINE—0.3%
Kirby Corp.*	30,750	2,414,798
MOVIES & ENTERTAINMENT—0.9%
Lions Gate Entertainment Corp.	111,300	3,451,413
Rentrak Corp.*	65,600	3,109,440
		6,560,853
OIL & GAS EQUIPMENT & SERVICES—0.9%
US Silica Holdings, Inc.	78,000	2,913,300
Weatherford International PLC.*	274,050	3,987,427
		6,900,727
OIL & GAS EXPLORATION & PRODUCTION—1.6%
Diamondback Energy, Inc.*	54,600	4,508,322
Range Resources Corp.	50,000	3,178,000
Whiting Petroleum Corp.*	98,350	3,728,448
		11,414,770
OIL & GAS REFINING & MARKETING—0.4%
HollyFrontier Corp.	79,750	3,092,705
OIL & GAS STORAGE & TRANSPORTATION—0.8%
Cheniere Energy Partners LP Holdings LLC	219,800	5,560,940
PACKAGED FOODS & MEATS—0.8%
Hain Celestial Group, Inc.*	92,850	5,593,284
PAPER PACKAGING—1.7%
Graphic Packaging Holding Co.	448,700	6,326,670
Packaging Corp., of America	93,050	6,438,130
		12,764,800
PHARMACEUTICALS—2.7%
Aerie Pharmaceuticals, Inc.*	107,800	1,039,192

THE ALGER FUNDS ALGER SMID CAP GROWTH FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
PHARMACEUTICALS—(CONT.)
Jazz Pharmaceuticals PLC.*	24,650	$4,404,955
Lannett Co., Inc.*	61,300	3,524,750
Mallinckrodt PLC.*	42,400	4,798,832
Pacira Pharmaceuticals, Inc.*	38,650	2,646,752
Tetraphase Pharmaceuticals, Inc.*	85,150	3,004,092
		19,418,573
RAILROADS—1.0%
Genesee & Wyoming, Inc., Cl. A*	75,500	7,017,725
REAL ESTATE SERVICES—0.5%
Jones Lang LaSalle, Inc.	23,185	3,850,101
REGIONAL BANKS—2.3%
Investors Bancorp, Inc.	728,700	8,627,808
Signature Bank*	59,550	7,985,060
		16,612,868
RESEARCH & CONSULTING SERVICES—0.7%
CoStar Group, Inc.*	26,450	5,407,173
RESTAURANTS—3.8%
Bloomin' Brands, Inc.	297,850	6,749,281
Diamond Resorts International, Inc.*	157,050	5,027,170
Jack in the Box, Inc.	59,400	5,154,138
Papa John's International, Inc.	97,600	5,989,712
Restaurant Brands International, Inc.	116,900	4,767,182
		27,687,483
SEMICONDUCTOR EQUIPMENT—1.2%
Lam Research Corp.	39,668	2,998,107
SunEdison, Inc.*	227,700	5,765,364
		8,763,471
SEMICONDUCTORS—2.6%
Cavium Networks, Inc.*	57,400	3,718,946
Microsemi Corp.*	179,350	5,983,116
Qorvo, Inc.*	54,125	3,567,379
Skyworks Solutions, Inc.	58,800	5,424,300
		18,693,741
SPECIALIZED CONSUMER SERVICES—0.9%
Service Corp. International	239,150	6,619,672
SPECIALTY CHEMICALS—1.6%
Axalta Coating Systems Ltd.*	156,600	4,804,488
PolyOne Corp.	172,300	6,728,315
		11,532,803
SPECIALTY STORES—3.4%
Cabela's, Inc.*	84,350	4,448,619
Party City Holdco, Inc.*	88,000	1,829,520
Signet Jewelers Ltd.	46,400	6,223,632
The Michaels Cos, Inc.*	226,900	5,867,634
Ulta Salon, Cosmetics & Fragrance, Inc.*	44,800	6,768,832
		25,138,237

THE ALGER FUNDS ALGER SMID CAP GROWTH FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SYSTEMS SOFTWARE—2.7%
Proofpoint, Inc.*	124,550	$6,723,209
ServiceNow, Inc.*	89,650	6,711,199
Tableau Software, Inc., Cl. A*	37,000	3,620,080
TubeMogul, Inc.*	202,450	2,915,280
		19,969,768
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.0%
Electronics For Imaging, Inc.*	115,700	4,828,161
Super Micro Computer, Inc.*	97,750	2,812,268
		7,640,429
TRADING COMPANIES & DISTRIBUTORS—1.2%
HD Supply Holdings, Inc.*	266,950	8,809,350
TRUCKING—0.8%
Saia, Inc.*	141,100	5,749,825
TOTAL COMMON STOCKS
(Cost $571,555,208)		681,749,686
PREFERRED STOCKS—0.8%	SHARES	VALUE
APPLICATION SOFTWARE—0.4%
Palantir Technologies, Inc., Cl. B*,@	331,607	2,357,726
Palantir Technologies, Inc., Cl. D*,@	43,203	307,173
		2,664,899
BIOTECHNOLOGY—0.1%
Prosetta Biosciences, Inc.*,@,(a)	231,474	1,041,633
PHARMACEUTICALS—0.3%
Intarcia Therapeutics, Inc.*,@	49,317	2,169,948
TOTAL PREFERRED STOCKS
(Cost $5,114,017)		5,876,480
MASTER LIMITED PARTNERSHIP—0.4%	SHARES	VALUE
INVESTMENT BANKING & BROKERAGE—0.4%
Lazard Ltd., Cl. A	60,400	3,203,012
(Cost $2,986,647)		3,203,012
REAL ESTATE INVESTMENT TRUST—3.7%	SHARES	VALUE
HOTELS & RESORTS—0.9%
Pebblebrook Hotel Trust	155,250	6,666,435
OFFICE—1.1%
Alexandria Real Estate Equities, Inc.	28,400	2,623,592
CyrusOne, Inc.	157,150	5,104,232
		7,727,824
SPECIALIZED—1.7%
Lamar Advertising Co.	113,150	6,558,174

THE ALGER FUNDS ALGER SMID CAP GROWTH FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—(CONT.)	SHARES	VALUE
SPECIALIZED—(CONT.)
Sovran Self Storage, Inc.	65,650	$ 5,733,871
		12,292,045
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $24,014,326)		26,686,304
Total Investments
(Cost $603,670,198)(b)	98.3%	717,515,482
Other Assets in Excess of Liabilities	1.7%	12,065,882
NET ASSETS	100.0%	$ 729,581,364

# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At April 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$606,002,119, amounted to $111,513,363 which consisted of aggregate gross unrealized appreciation of $126,049,005 and aggregate gross unrealized depreciation of $14,535,642.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
Intarcia Therapeutics, Inc.	3/24/2014	$1,597,378	$2,169,948	0.30%
Palantir Technologies, Inc., Cl. A	10/07/2014	529,084	578,114	0.08%
Palantir Technologies, Inc., Cl. B	10/07/2014	2,189,744	2,357,726	0.33%
Palantir Technologies, Inc., Cl. D	10/14/2014	285,262	307,173	0.04%
Prosetta Biosciences, Inc.	2/06/2015	1,041,633	1,041,633	0.14%
Total			$6,454,594	0.89%

See Notes to Financial Statements

THE ALGER FUNDS ALGER SMALL CAP GROWTH FUND
Schedule of Investments April 30, 2015 (Unaudited)

COMMON STOCKS—96.8%	SHARES	VALUE
AEROSPACE & DEFENSE—1.6%
Esterline Technologies Corp.*	13,520	$1,504,641
Hexcel Corp.	42,100	2,111,315
		3,615,956
AIRLINES—0.7%
Spirit Airlines, Inc.*	22,800	1,561,116
APPAREL ACCESSORIES & LUXURY GOODS—1.1%
G-III Apparel Group Ltd.*	22,600	2,512,668
APPLICATION SOFTWARE—14.3%
ACI Worldwide, Inc.*	161,400	3,717,042
American Software, Inc., Cl. A	296,700	2,880,957
ANSYS, Inc.*	18,300	1,570,872
Blackbaud, Inc.	49,200	2,486,076
Fair Isaac Corp.	13,100	1,158,826
Guidewire Software, Inc.*	58,500	2,922,075
Manhattan Associates, Inc.*	63,700	3,348,072
NetScout Systems, Inc.*	35,400	1,454,940
PROS Holdings, Inc.*	149,750	3,328,942
SolarWinds, Inc.*	56,300	2,746,314
Synchronoss Technologies, Inc.*	52,600	2,413,288
Tyler Technologies, Inc.*	37,800	4,609,710
		32,637,114
ASSET MANAGEMENT & CUSTODY BANKS—1.1%
WisdomTree Investments, Inc.	135,000	2,570,400
AUTO PARTS & EQUIPMENT—1.7%
American Axle & Manufacturing Holdings, Inc.*	76,300	1,902,159
Tenneco, Inc.*	32,000	1,870,400
		3,772,559
AUTOMOTIVE RETAIL—0.7%
Lithia Motors, Inc., Cl. A	16,400	1,635,572
BIOTECHNOLOGY—8.8%
Bluebird Bio, Inc.*	12,400	1,651,556
Celldex Therapeutics, Inc.*	45,900	1,101,600
Cepheid, Inc.*	43,900	2,462,790
Clovis Oncology, Inc.*	17,400	1,398,264
Dyax Corp.*	21,500	514,065
Incyte Corp.*	20,500	1,991,780
Intercept Pharmaceuticals, Inc.*	4,700	1,188,207
Ironwood Pharmaceuticals, Inc.*	119,400	1,631,004
Isis Pharmaceuticals, Inc.*	22,100	1,253,512
Juno Therapeutics, Inc.*	12,400	529,976
Neurocrine Biosciences, Inc.*	37,200	1,268,148
Portola Pharmaceuticals, Inc.*	39,600	1,413,324
Receptos, Inc.*	9,900	1,458,666
TESARO, Inc.*	23,200	1,263,704
Ultragenyx Pharmaceutical, Inc.*	17,400	981,882
		20,108,478

THE ALGER FUNDS ALGER SMALL CAP GROWTH FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
BUILDING PRODUCTS—1.7%
AO Smith Corp.	35,500	$2,268,450
NCI Building Systems, Inc.*	106,900	1,654,812
		3,923,262
COMMODITY CHEMICALS—0.9%
Calgon Carbon Corp.	97,100	2,154,649
COMMUNICATIONS EQUIPMENT—0.7%
ARRIS Group, Inc.*	45,000	1,515,375
CONSUMER FINANCE—0.5%
PRA Group, Inc.*	21,500	1,177,662
DATA PROCESSING & OUTSOURCED SERVICES—2.2%
Euronet Worldwide, Inc.*	16,700	976,616
MAXIMUS, Inc.	30,400	1,945,904
WEX, Inc.*	17,675	1,992,149
		4,914,669
DRUG RETAIL—0.3%
Diplomat Pharmacy, Inc.*	17,700	634,014
EDUCATION SERVICES—0.8%
Grand Canyon Education, Inc.*	40,100	1,815,728
ELECTRONIC COMPONENTS—2.2%
Belden, Inc.	10,300	864,685
Dolby Laboratories Inc., Cl. A	27,800	1,119,228
DTS, Inc.*	83,200	2,982,720
		4,966,633
ELECTRONIC EQUIPMENT MANUFACTURERS—5.1%
Cognex Corp.*	56,700	2,545,263
FEI Co.	81,300	6,134,898
FLIR Systems, Inc.	97,800	3,021,042
		11,701,203
FOOD DISTRIBUTORS—0.8%
United Natural Foods, Inc.*	28,000	1,888,880
FOOD RETAIL—0.8%
Smart & Final Stores, Inc.*	109,600	1,898,272
FOOTWEAR—0.9%
Skechers U.S.A. Inc., Cl. A*	22,200	1,996,224
GENERAL MERCHANDISE STORES—1.3%
Burlington Stores, Inc.*	36,600	1,887,462
Tuesday Morning Corp.*	72,900	1,153,278
		3,040,740
HEALTH CARE EQUIPMENT—5.4%
Abaxis, Inc.	59,000	3,776,000
Cantel Medical Corp.	74,800	3,350,292
Cyberonics, Inc.*	22,800	1,388,748
DexCom, Inc.*	16,900	1,141,933

THE ALGER FUNDS ALGER SMALL CAP GROWTH FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE EQUIPMENT—(CONT.)
GenMark Diagnostics, Inc.*	275,800	$2,647,680
		12,304,653
HEALTH CARE FACILITIES—1.1%
Acadia Healthcare Co., Inc.*	18,700	1,280,950
Healthsouth Corp.	25,600	1,157,632
		2,438,582
HEALTH CARE SERVICES—0.9%
Team Health Holdings, Inc.*	32,600	1,941,982
HEALTH CARE SUPPLIES—2.4%
Neogen Corp.*	71,700	3,193,518
Quidel Corp.*	100,300	2,336,990
		5,530,508
HEALTH CARE TECHNOLOGY—3.2%
MedAssets, Inc.*	119,400	2,416,656
Medidata Solutions, Inc.*	92,200	4,926,246
		7,342,902
HOMEFURNISHING RETAIL—0.5%
Restoration Hardware Holdings, Inc.*	14,000	1,206,380
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.4%
On Assignment, Inc.*	29,800	1,002,770
INDUSTRIAL MACHINERY—2.8%
Proto Labs, Inc.*	50,700	3,549,000
Sun Hydraulics Corp.	72,600	2,824,866
		6,373,866
INTERNET SOFTWARE & SERVICES—6.6%
Criteo SA#*	55,000	2,280,300
Demandware, Inc.*	62,700	3,862,320
GrubHub, Inc.*	15,700	646,369
NIC, Inc.	96,700	1,643,900
Shutterstock, Inc.*	41,000	2,767,090
SPS Commerce, Inc.*	57,100	3,726,346
		14,926,325
INVESTMENT BANKING & BROKERAGE—0.5%
Evercore Partners, Inc., Cl. A	23,900	1,152,936
Virtu Financial, Inc., Cl. A*	2,500	53,475
		1,206,411
LEISURE PRODUCTS—0.8%
Brunswick Corp.	34,911	1,746,946
LIFE & HEALTH INSURANCE—0.4%
American Equity Investment Life Holding Co.	31,578	851,027
LIFE SCIENCES TOOLS & SERVICES—2.3%
Bio-Techne Corp.	38,100	3,656,076
PRA Health Sciences, Inc.*	55,000	1,566,400
		5,222,476

THE ALGER FUNDS ALGER SMALL CAP GROWTH FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
MANAGED HEALTH CARE—0.7%
Molina Healthcare, Inc.*	28,500	$1,688,055
MOVIES & ENTERTAINMENT—0.7%
Rentrak Corp.*	33,500	1,587,900
OIL & GAS EQUIPMENT & SERVICES—0.5%
US Silica Holdings, Inc.	31,600	1,180,260
OIL & GAS EXPLORATION & PRODUCTION—2.0%
Diamondback Energy, Inc.*	21,400	1,766,998
Oasis Petroleum, Inc.*	66,200	1,187,628
QEP Resources, Inc.	73,800	1,660,500
		4,615,126
OIL & GAS REFINING & MARKETING—0.4%
Delek US Holdings, Inc.	21,600	797,472
PAPER PACKAGING—0.7%
Graphic Packaging Holding Co.	117,300	1,653,930
PHARMACEUTICALS—0.8%
Aerie Pharmaceuticals, Inc.*	38,500	371,140
Lannett Co., Inc.*	9,000	517,500
Pacira Pharmaceuticals, Inc.*	11,900	814,912
		1,703,552
REGIONAL BANKS—1.6%
Bank of the Ozarks, Inc.	40,500	1,569,780
Investors Bancorp, Inc.	176,200	2,086,208
		3,655,988
RENEWABLE ELECTRICITY—0.7%
TerraForm Power, Inc., Cl. A	41,800	1,652,354
RESTAURANTS—4.0%
Bloomin' Brands, Inc.	78,300	1,774,278
Diamond Resorts International, Inc.*	33,400	1,069,134
Fiesta Restaurant Group, Inc.*	46,100	2,330,355
Jack in the Box, Inc.	18,600	1,613,922
Papa John's International, Inc.	36,399	2,233,807
		9,021,496
SEMICONDUCTORS—2.8%
Cavium Networks, Inc.*	17,800	1,153,262
Diodes, Inc.*	26,300	702,736
Microsemi Corp.*	58,097	1,938,116
Monolithic Power Systems, Inc.	21,600	1,119,528
Qorvo, Inc.*	22,225	1,464,850
		6,378,492
SPECIALTY CHEMICALS—1.5%
Balchem Corp.	66,500	3,485,930
SPECIALTY STORES—0.7%
Five Below, Inc.*	50,155	1,691,227

THE ALGER FUNDS ALGER SMALL CAP GROWTH FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SYSTEMS SOFTWARE—2.1%
Proofpoint, Inc.*	15,900	$858,282
Rovi Corp.*	93,400	1,728,834
TubeMogul, Inc.*	153,449	2,209,666
		4,796,782
TRADING COMPANIES & DISTRIBUTORS—0.8%
Watsco, Inc.	15,000	1,804,350
TRUCKING—1.3%
Saia, Inc.*	42,600	1,735,950
Swift Transportation Co.*	46,700	1,130,140
		2,866,090
TOTAL COMMON STOCKS
(Cost $197,057,655)		220,715,006
PREFERRED STOCKS—0.3%	SHARES	VALUE
BIOTECHNOLOGY—0.1%
Prosetta Biosciences, Inc.*,@,(a)	50,688	228,096
PHARMACEUTICALS—0.2%
Tolero Pharmaceuticals, Inc.*,@,(a)	148,237	447,098
TOTAL PREFERRED STOCKS
(Cost $675,194)		675,194
RIGHTS—–%	SHARES	VALUE
BIOTECHNOLOGY—–%
Neuralstem, Inc., 1/8/2019*	77,950	–
(Cost $0)		–
REAL ESTATE INVESTMENT TRUST—2.2%	SHARES	VALUE
HOTELS & RESORTS—0.7%
Pebblebrook Hotel Trust	39,346	1,689,517
OFFICE—0.6%
Dupont Fabros Technology, Inc.	44,700	1,392,405
SPECIALIZED—0.9%
Sovran Self Storage, Inc.	22,200	1,938,948
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $4,299,507)		5,020,870
Total Investments
(Cost $202,032,356)(b)	99.3%	226,411,070
Other Assets in Excess of Liabilities	0.7%	1,528,603
NET ASSETS	100.0%	$227,939,673

# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At April 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $202,931,563, amounted to $23,479,507 which consisted of aggregate gross unrealized appreciation of $30,761,431 and aggregate gross unrealized depreciation of $7,281,924.
* Non-income producing security.

THE ALGER FUNDS ALGER SMALL CAP GROWTH FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
Prosetta Biosciences, Inc.	2/06/2015	$228,096	$228,096	0.10%
Tolero Pharmaceuticals, Inc.	10/31/2014	447,098	447,098	0.20%
Total			$675,194	0.30%

See Notes to Financial Statements.

THE ALGER FUNDS ALGER GROWTH OPPORTUNITES FUND
Schedule of Investments April 30, 2015 (Unaudited)

COMMON STOCKS—90.4%	SHARES	VALUE
APPLICATION SOFTWARE—23.8%
ACI Worldwide, Inc.*	32,745	$754,117
American Software, Inc., Cl. A	58,620	569,200
ANSYS, Inc.*	2,900	248,936
Blackbaud, Inc.	11,005	556,083
Fair Isaac Corp.	2,695	238,400
Guidewire Software, Inc.*	11,660	582,417
Manhattan Associates, Inc.*	12,610	662,782
NetScout Systems, Inc.*	7,405	304,345
PROS Holdings, Inc.*	30,760	683,795
SolarWinds, Inc.*	11,150	543,897
Synchronoss Technologies, Inc.*	7,480	343,182
Tyler Technologies, Inc.*	3,540	431,703
		5,918,857
ASSET MANAGEMENT & CUSTODY BANKS—1.7%
WisdomTree Investments, Inc.	21,755	414,215
BIOTECHNOLOGY—3.9%
Cepheid, Inc.*	9,625	539,962
Incyte Corp.*	4,460	433,334
		973,296
ELECTRONIC COMPONENTS—3.9%
Dolby Laboratories Inc., Cl. A	5,935	238,943
DTS, Inc.*	20,545	736,538
		975,481
ELECTRONIC EQUIPMENT MANUFACTURERS—6.3%
Cognex Corp.*	8,190	367,649
FEI Co.	7,905	596,511
FLIR Systems, Inc.	19,460	601,120
		1,565,280
HEALTH CARE EQUIPMENT—9.8%
Abaxis, Inc.	12,115	775,360
Cantel Medical Corp.	15,405	689,990
Cyberonics, Inc.*	7,155	435,811
GenMark Diagnostics, Inc.*	55,615	533,904
		2,435,065
HEALTH CARE SUPPLIES—5.3%
Align Technology, Inc.*	2,145	126,212
Neogen Corp.*	16,005	712,863
Quidel Corp.*	21,160	493,028
		1,332,103
HEALTH CARE TECHNOLOGY—5.3%
MedAssets, Inc.*	23,675	479,182
Medidata Solutions, Inc.*	15,530	829,768
		1,308,950
INDUSTRIAL MACHINERY—4.9%
Proto Labs, Inc.*	10,610	742,700

THE ALGER FUNDS ALGER GROWTH OPPORTUNITES FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INDUSTRIAL MACHINERY—(CONT.)
Sun Hydraulics Corp.	12,350	$480,539
		1,223,239
INTERNET SOFTWARE & SERVICES—11.2%
Criteo SA#*	12,020	498,349
Demandware, Inc.*	11,840	729,344
NIC, Inc.	27,500	467,500
Shutterstock, Inc.*	7,240	488,628
SPS Commerce, Inc.*	9,240	603,002
		2,786,823
LIFE SCIENCES TOOLS & SERVICES—2.9%
Bio-Techne Corp.	7,460	715,862
MOVIES & ENTERTAINMENT—1.0%
Rentrak Corp.*	5,080	240,792
RESEARCH & CONSULTING SERVICES—0.9%
CoStar Group, Inc.*	1,100	224,873
RESTAURANTS—2.1%
Fiesta Restaurant Group, Inc.*	10,180	514,599
SEMICONDUCTOR EQUIPMENT—0.7%
SunEdison, Inc.*	7,115	180,152
SEMICONDUCTORS—0.6%
Diodes, Inc.*	5,820	155,510
SPECIALTY CHEMICALS—2.8%
Balchem Corp.	13,165	690,109
SYSTEMS SOFTWARE—3.3%
Rovi Corp.*	19,495	360,852
TubeMogul, Inc.*	32,650	470,160
		831,012
TOTAL COMMON STOCKS
(Cost $21,961,765)		22,486,218
PREFERRED STOCKS—0.3%	SHARES	VALUE
PHARMACEUTICALS—0.3%
Intarcia Therapeutics, Inc.*,@	759	33,396
Tolero Pharmaceuticals, Inc.*,@,(a)	10,097	30,454
		63,850
TOTAL PREFERRED STOCKS
(Cost $55,037)		63,850
Total Investments
(Cost $22,016,802)(b)	90.7%	22,550,068
Other Assets in Excess of Liabilities	9.3%	2,309,854
NET ASSETS	100.0%	$24,859,922

# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.

THE ALGER FUNDS ALGER GROWTH OPPORTUNITES FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

(b) At April 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$22,033,616, amounted to $516,452 which consisted of aggregate gross unrealized appreciation of $1,138,354 and aggregate gross unrealized depreciation of $621,902.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
Intarcia Therapeutics, Inc.	3/27/2014	$24,583	$33,396	0.14%
Tolero Pharmaceuticals, Inc.	10/31/2014	30,454	30,454	0.12%
Total			$63,850	0.26%

See Notes to Financial Statements.

THE ALGER FUNDS ALGER HEALTH SCIENCES FUND
Schedule of Investments April 30, 2015 (Unaudited)

COMMON STOCKS—89.4%	SHARES	VALUE
BIOTECHNOLOGY—36.7%
ACADIA Pharmaceuticals, Inc.*	34,800	$1,189,116
Aduro Biotech, Inc.*	16,950	430,530
Alexion Pharmaceuticals, Inc.*	12,150	2,056,144
Amicus Therapeutics, Inc.*	143,550	1,444,113
Anacor Pharmaceuticals, Inc.*	32,900	1,733,501
Atara Biotherapeutics, Inc.*	5,400	223,830
Avalanche Biotechnologies, Inc.*	16,600	528,876
Bavarian Nordic A/S*	17,450	823,930
Biogen, Inc.*	22,150	8,282,549
BioMarin Pharmaceutical, Inc.*	31,550	3,535,177
Bluebird Bio, Inc.*	16,350	2,177,656
Blueprint Medicines Corp.*	15,000	283,050
Calithera Biosciences, Inc.*	21,250	212,712
Celgene Corp.*	9,350	1,010,361
Celldex Therapeutics, Inc.*	64,300	1,543,200
Cepheid, Inc.*	8,600	482,460
Chimerix, Inc.*	28,300	962,200
Clovis Oncology, Inc.*	18,500	1,486,660
Coherus Biosciences, Inc.*	25,000	544,250
Dyax Corp.*	37,000	884,670
Gilead Sciences, Inc.*	91,100	9,156,461
Halozyme Therapeutics, Inc.*	76,150	1,132,350
Incyte Corp.*	28,500	2,769,060
Insys Therapeutics, Inc.*	10,450	549,357
Intercept Pharmaceuticals, Inc.*	22,600	5,713,506
Ironwood Pharmaceuticals, Inc.*	209,800	2,865,868
Juno Therapeutics, Inc.*	18,750	801,375
Karyopharm Therapeutics, Inc.*	16,200	439,992
Kite Pharma, Inc.*	11,950	602,041
Medivation, Inc.*	27,250	3,290,165
Neurocrine Biosciences, Inc.*	38,850	1,324,397
Novavax, Inc.*	78,650	607,965
Otonomy, Inc.*	23,600	619,264
Pfenex, Inc.*	32,650	435,878
Portola Pharmaceuticals, Inc.*	41,700	1,488,273
Puma Biotechnology, Inc.*	3,500	632,030
Receptos, Inc.*	13,950	2,055,393
Regeneron Pharmaceuticals, Inc.*	6,550	2,996,363
Spark Therapeutics, Inc.*	9,500	544,065
T2 Biosystems, Inc.*	35,200	544,544
TG Therapeutics, Inc.*	73,000	1,019,080
Ultragenyx Pharmaceutical, Inc.*	7,400	417,582
United Therapeutics Corp.*	17,750	2,834,498
Vericel Corp.*	196,093	649,068
Vertex Pharmaceuticals, Inc.*	17,300	2,132,744
		75,456,304
DRUG RETAIL—3.6%
CVS Caremark Corp.	18,500	1,836,865

THE ALGER FUNDS ALGER HEALTH SCIENCES FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
DRUG RETAIL—(CONT.)
Diplomat Pharmacy, Inc.*	54,000	$1,934,280
Rite Aid Corp.*	215,800	1,663,818
Walgreens Boots Alliance, Inc.	23,250	1,928,123
		7,363,086
HEALTH CARE DISTRIBUTORS—1.8%
AmerisourceBergen Corp., Cl. A	20,100	2,297,430
McKesson Corp.	6,650	1,485,610
		3,783,040
HEALTH CARE EQUIPMENT—4.5%
ABIOMED, Inc.*	13,550	856,631
Becton Dickinson and Co.	4,650	655,045
DexCom, Inc.*	32,850	2,219,674
Edwards Lifesciences Corp.*	8,150	1,032,198
Hill-Rom Holdings, Inc.	15,250	761,585
Hologic, Inc.*	43,700	1,474,438
Intuitive Surgical, Inc.*	600	297,588
Nevro Corp.*	25,700	1,157,014
Ocular Therapeutix, Inc.*	35,307	774,989
		9,229,162
HEALTH CARE FACILITIES—7.7%
Acadia Healthcare Co., Inc.*	35,400	2,424,900
HCA Holdings, Inc.*	80,600	5,965,206
Tenet Healthcare Corporation*	110,050	5,266,993
Universal Health Services, Inc., Cl. B	9,250	1,081,787
VCA Antech, Inc.*	20,300	1,034,691
		15,773,577
HEALTH CARE SERVICES—1.6%
Omnicare, Inc.	28,050	2,467,839
Team Health Holdings, Inc.*	12,200	726,754
		3,194,593
HEALTH CARE SUPPLIES—0.3%
The Cooper Cos., Inc.	2,950	525,307
LIFE SCIENCES TOOLS & SERVICES—2.1%
PerkinElmer, Inc.	25,900	1,327,634
PRA Health Sciences, Inc.*	39,300	1,119,264
Thermo Fisher Scientific, Inc.	8,600	1,080,848
Waters Corp.*	7,050	882,590
		4,410,336
MANAGED HEALTH CARE—8.6%
Aetna, Inc.	17,100	1,827,477
Centene Corp.*	24,450	1,515,655
Cigna Corp.	44,400	5,534,016
HealthEquity, Inc.*	36,300	951,423
Humana, Inc.	29,550	4,893,480
UnitedHealth Group, Inc.	20,200	2,250,280
WellCare Health Plans, Inc.*	10,600	820,758
		17,793,089

THE ALGER FUNDS ALGER HEALTH SCIENCES FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
PHARMACEUTICALS—22.5%
Actavis PLC.*	31,217	$8,830,041
Aerie Pharmaceuticals, Inc.*	87,050	839,162
Akorn, Inc.*	34,050	1,417,842
Bristol-Myers Squibb Co.	84,500	5,385,185
Cempra, Inc.*	30,700	966,743
Dermira, Inc.*	40,000	590,000
Emmaus Life Sciences, Inc.*,@	479,063	1,676,720
Foamix Pharmaceuticals Ltd.*	138,500	1,373,920
Intra-Cellular Therapies, Inc.*	32,450	663,603
Jazz Pharmaceuticals PLC.*	15,800	2,823,460
Lannett Co., Inc.*	26,650	1,532,375
Mallinckrodt PLC.*	36,700	4,153,706
Novo Nordisk A/S#	23,850	1,342,039
Pacira Pharmaceuticals, Inc.*	36,450	2,496,096
Perrigo Co., PLC.	7,000	1,282,960
Pfizer, Inc.	64,850	2,200,361
Shire PLC.#	31,850	7,755,793
Tetraphase Pharmaceuticals, Inc.*	28,200	994,896
		46,324,902
TOTAL COMMON STOCKS
(Cost $158,787,753)		183,853,396
PREFERRED STOCKS—5.5%	SHARES	VALUE
BIOTECHNOLOGY—2.0%
Prosetta Biosciences, Inc.*,@,(a)	897,366	4,038,147
PHARMACEUTICALS—3.5%
Catabasis Pharmaceuticals, Inc.*,@,(a)	2,104,599	2,000,000
Intarcia Therapeutics, Inc.*,@	8,965	394,460
Tolero Pharmaceuticals, Inc.*,@,(a)	1,638,547	4,942,022
		7,336,482
TOTAL PREFERRED STOCKS
(Cost $11,270,545)		11,374,629
RIGHTS—–%	SHARES	VALUE
BIOTECHNOLOGY—–%
Neuralstem, Inc., 1/8/2019*	344,125	–
PHARMACEUTICALS—–%
Emmaus Life Sciences, Inc., 9/11/2018*,@	320,000	–
TOTAL RIGHTS
(Cost $0)		–
Total Investments
(Cost $170,058,298)(b)	94.9%	195,228,025
Other Assets in Excess of Liabilities	5.1%	10,525,275
NET ASSETS	100.0%	$205,753,300

THE ALGER FUNDS ALGER HEALTH SCIENCES FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At April 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $173,365,066, amounted to $21,862,959 which consisted of aggregate gross unrealized appreciation of $31,308,939 and aggregate gross unrealized depreciation of $9,445,980.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
Catabasis Pharmaceuticals, Inc.	3/16/2015 $2,000,000		$2,000,000	0.97%
Emmaus Life Sciences, Inc.	9/09/2013	1,120,000	1,120,000	0.55%
Emmaus Life Sciences, Inc.	6/06/2014	556,720	556,720	0.27%
Emmaus Life Sciences, Inc.	9/09/2013	0	0	0.00%
Intarcia Therapeutics, Inc.	3/27/2014	290,376	394,460	0.20%
Prosetta Biosciences, Inc.	2/06/2015 4,038,147		4,038,147	1.96%
Tolero Pharmaceuticals, Inc.	8/01/2014	3,914,286	3,914,286	1.60%
Tolero Pharmaceuticals, Inc.	10/31/2014	1,027,736	1,027,736	0.80%
Total			$13,051,349	6.35%

See Notes to Financial Statements

THE ALGER FUNDS ALGER GROWTH & INCOME FUND
Schedule of Investments April 30, 2015 (Unaudited)

COMMON STOCKS—89.1%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	5,064	$2,431
AEROSPACE & DEFENSE—4.5%
General Dynamics Corp.	7,200	988,704
Honeywell International, Inc.	19,700	1,988,124
The Boeing Co.	12,020	1,722,947
		4,699,775
AIR FREIGHT & LOGISTICS—0.7%
United Parcel Service, Inc., Cl. B	7,300	733,869
AIRPORT SERVICES—0.8%
Macquarie Infrastructure Co., LLC	9,780	809,393
APPAREL RETAIL—1.0%
L Brands, Inc.	11,300	1,009,768
ASSET MANAGEMENT & CUSTODY BANKS—2.0%
Ameriprise Financial, Inc.	4,200	526,176
BlackRock, Inc.	4,400	1,601,336
		2,127,512
AUTO PARTS & EQUIPMENT—1.9%
Delphi Automotive PLC.	17,700	1,469,100
Johnson Controls, Inc.	9,700	488,686
		1,957,786
AUTOMOBILE MANUFACTURERS—0.5%
General Motors Co.	15,300	536,418
BIOTECHNOLOGY—0.8%
Gilead Sciences, Inc.*	8,600	864,386
BREWERS—0.5%
Molson Coors Brewing Co., Cl. B	6,900	507,219
CABLE & SATELLITE—1.5%
Comcast Corporation, Cl. A	26,800	1,547,968
CASINOS & GAMING—0.5%
Las Vegas Sands Corp.	9,500	502,360
COMMUNICATIONS EQUIPMENT—1.9%
Cisco Systems, Inc.	41,100	1,184,913
QUALCOMM, Inc.	12,100	822,800
		2,007,713
CONSUMER ELECTRONICS—0.5%
Garmin Ltd.	11,100	501,609
CONSUMER FINANCE—0.6%
Discover Financial Services	11,800	684,046
DATA PROCESSING & OUTSOURCED SERVICES—0.6%
Xerox Corp.	59,400	683,100
DIVERSIFIED BANKS—4.6%
JPMorgan Chase & Co.	40,461	2,559,563

THE ALGER FUNDS ALGER GROWTH & INCOME FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
DIVERSIFIED BANKS—(CONT.)
Wells Fargo & Co.	40,900	$2,253,590
		4,813,153
DIVERSIFIED CHEMICALS—0.8%
The Dow Chemical Co.	16,500	841,500
DRUG RETAIL—2.0%
CVS Caremark Corp.	15,600	1,548,924
Walgreens Boots Alliance, Inc.	6,400	530,752
		2,079,676
FERTILIZERS & AGRICULTURAL CHEMICALS—0.4%
Potash Corporation of Saskatchewan, Inc.	13,800	450,432
GENERAL MERCHANDISE STORES—1.2%
Target Corp.	16,500	1,300,695
HEALTH CARE EQUIPMENT—1.3%
Becton Dickinson and Co.	5,400	760,698
St. Jude Medical, Inc.	8,100	567,405
		1,328,103
HOME IMPROVEMENT RETAIL—1.9%
The Home Depot, Inc.	18,500	1,979,130
HOTELS RESORTS & CRUISE LINES—0.9%
Royal Caribbean Cruises Ltd.	14,000	952,840
HOUSEHOLD PRODUCTS—1.4%
The Procter & Gamble Co.	19,025	1,512,678
HYPERMARKETS & SUPER CENTERS—1.1%
Wal-Mart Stores, Inc.	14,500	1,131,725
INDUSTRIAL CONGLOMERATES—2.1%
General Electric Co.	82,800	2,242,224
INTEGRATED OIL & GAS—4.0%
Exxon Mobil Corp.	33,000	2,883,210
Royal Dutch Shell PLC.#	21,400	1,357,402
		4,240,612
INTEGRATED TELECOMMUNICATION SERVICES—3.2%
AT&T, Inc.	30,300	1,049,592
Verizon Communications, Inc.	45,229	2,281,351
		3,330,943
INTERNET SOFTWARE & SERVICES—2.8%
Facebook, Inc., Cl. A*	10,000	787,700
Google, Inc., Cl. A*	2,005	1,100,284
Google, Inc., Cl. C*	2,010	1,080,053
		2,968,037
INVESTMENT BANKING & BROKERAGE—2.4%
Morgan Stanley	51,500	1,921,465
TD Ameritrade Holding Corp.	15,000	543,750
Virtu Financial, Inc., Cl. A*	1,100	23,529
		2,488,744

THE ALGER FUNDS ALGER GROWTH & INCOME FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
LEISURE FACILITIES—0.6%
Six Flags Entertainment Corp.	13,400	$630,068
MANAGED HEALTH CARE—1.9%
Aetna, Inc.	9,500	1,015,265
UnitedHealth Group, Inc.	8,500	946,900
		1,962,165
MOVIES & ENTERTAINMENT—0.9%
The Walt Disney Co.	8,900	967,608
MULTI-LINE INSURANCE—0.7%
Hartford Financial Services Group, Inc.	16,900	689,013
MULTI-UTILITIES—0.7%
Sempra Energy	6,500	690,105
OIL & GAS EQUIPMENT & SERVICES—0.9%
Halliburton Company	19,500	954,525
OIL & GAS EXPLORATION & PRODUCTION—1.3%
ConocoPhillips	21,000	1,426,320
OIL, GAS & CONSUMABLE FUELS—0.7%
The Williams Cos., Inc.	14,900	762,731
OTHER DIVERSIFIED FINANCIAL SERVICES—1.0%
Bank of America Corp.	65,900	1,049,787
PACKAGED FOODS & MEATS—0.7%
Kraft Foods Group, Inc.	9,000	762,750
PHARMACEUTICALS—8.5%
Bristol-Myers Squibb Co.	26,900	1,714,337
Eli Lilly & Co.	21,300	1,530,831
GlaxoSmithKline PLC.#	17,100	789,165
Johnson & Johnson	21,100	2,093,120
Pfizer, Inc.	59,099	2,005,229
Roche Holding AG#	23,800	853,944
		8,986,626
RAILROADS—1.4%
CSX Corp.	42,100	1,519,389
RENEWABLE ELECTRICITY—0.5%
TerraForm Power, Inc., Cl. A	14,400	569,232
RESTAURANTS—1.9%
Darden Restaurants, Inc.	10,300	656,831
McDonald's Corp.	13,600	1,313,080
		1,969,911
SECURITY & ALARM SERVICES—1.0%
Tyco International PLC.	26,400	1,039,632
SEMICONDUCTOR EQUIPMENT—0.5%
Kla-Tencor Corp.	9,700	570,360
SEMICONDUCTORS—2.7%
Avago Technologies Ltd.	10,400	1,215,552

THE ALGER FUNDS ALGER GROWTH & INCOME FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SEMICONDUCTORS—(CONT.)
Intel Corp.	49,300	$1,604,715
		2,820,267
SOFT DRINKS—3.0%
PepsiCo, Inc.	19,800	1,883,376
The Coca-Cola Co.	30,500	1,237,080
		3,120,456
SPECIALIZED FINANCE—1.1%
CME Group, Inc.	13,350	1,213,648
SYSTEMS SOFTWARE—2.8%
Microsoft Corp.	61,800	3,005,952
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.1%
Apple, Inc.	42,655	5,338,273
Seagate Technology PLC.	19,100	1,121,552
		6,459,825
TOBACCO—1.8%
Altria Group, Inc.	38,215	1,912,661
TOTAL COMMON STOCKS
(Cost $67,548,563)		93,918,876
CONVERTIBLE PREFERRED STOCKS—0.7%	SHARES	VALUE
PHARMACEUTICALS—0.7%
Actavis PLC., 5.50%, 3/1/2018	770	770,508
(Cost $770,000)		770,508
PREFERRED STOCKS—0.1%	SHARES	VALUE
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,@,(a)	43,672	20,963
Choicestream, Inc., Cl. B*,@,(a)	89,234	42,832
		63,795
TOTAL PREFERRED STOCKS
(Cost $88,465)		63,795
MASTER LIMITED PARTNERSHIP—2.7%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—2.0%
The Blackstone Group LP.	50,400	2,064,384
OIL & GAS STORAGE & TRANSPORTATION—0.7%
Cheniere Energy Partners LP.	23,400	762,606
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $1,976,947)		2,826,990
REAL ESTATE INVESTMENT TRUST—3.0%	SHARES	VALUE
HEALTH CARE—0.9%
Health Care REIT, Inc.	13,300	957,866
MORTGAGE—0.5%
Blackstone Mortgage Trust, Inc., Cl. A	17,500	537,775

THE ALGER FUNDS ALGER GROWTH & INCOME FUND
Schedule of Investments April 30, 2015 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—(CONT.)	SHARES	VALUE
RETAIL—0.9%
Simon Property Group, Inc.	5,200	$943,748
SPECIALIZED—0.7%
Lamar Advertising Co.	12,600	730,296
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $2,648,718)		3,169,685
Total Investments
(Cost $73,032,693)(b)	95.6%	100,749,854
Other Assets in Excess of Liabilities	4.4%	4,674,329
NET ASSETS	100.0%	$105,424,183

# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At April 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$72,894,813, amounted to $27,855,041 which consisted of aggregate gross unrealized appreciation of $28,384,294 and aggregate gross unrealized depreciation of $529,253.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
Choicestream, Inc.	3/14/2014	$1,469	$2,431	0.00%
Choicestream, Inc., Cl. A	12/17/2013	34,924	20,963	0.02%
Choicestream, Inc., Cl. B	7/10/2014	53,541	42,832	0.04%
Total			$66,226	0.06%

See Notes to Financial Statements.

THE ALGER FUNDS
Statement of Assets and Liabilities April 30, 2015 (Unaudited)

	Alger Capital	Alger International
	Appreciation Fund	Growth Fund

ASSETS:
Investments in securities, at value (Identified cost below)*
see accompanying schedules of investments	$2,124,081,014	$214,414,805
Investments in affiliated securities, at value (Identified cost
below)** see accompanying schedules of investments	1,175,156	—
Cash and cash equivalents	11,142,789	5,510,746
Foreign cash †	—	23,510
Receivable for investment securities sold	45,098,861	4,371,080
Receivable for shares of beneficial interest sold	5,628,591	227,573
Dividends and interest receivable	1,667,928	716,156
Receivable from Investment Manager	—	2,692
Prepaid expenses	109,134	63,266
Total Assets	2,188,903,473	225,329,828

LIABILITIES:
Payable for investment securities purchased	30,311,420	4,971,590
Payable for shares of beneficial interest redeemed	1,369,755	239,652
Accrued investment advisory fees	1,426,996	126,972
Accrued transfer agent fees	556,366	62,438
Accrued distribution fees	574,989	76,079
Accrued administrative fees	49,245	4,918
Accrued shareholder administrative fees	27,854	2,823
Accrued other expenses	220,501	150,847
Total Liabilities	34,537,126	5,635,319
NET ASSETS	$2,154,366,347	$219,694,509

NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	1,713,201,457	206,441,978
Undistributed net investment income (accumulated loss)	1,780,386	(2,021,374)
Undistributed net realized gain (accumulated realized loss)	111,300,597	(9,550,375)
Net unrealized appreciation on investments	328,083,907	24,824,280
NET ASSETS	$2,154,366,347	$219,694,509
* Identified cost	$1,795,583,520	$189,595,733
** Identified cost	$1,586,068	$—
† Cost of foreign cash	$—	$23,434
See Notes to Financial Statements.

THE ALGER FUNDS
Statement of Assets and Liabilities April 30, 2015 (Unaudited) (Continued)

	Alger Capital	Alger International
Appreciation Fund		Growth Fund

NET ASSETS BY CLASS:
Class A	$1,530,879,184	$137,540,261
Class B	$28,697,323	$36,585,282
Class C	$280,791,491	$21,109,470
Class I	$—	$5,361,750
Class Z	$313,998,349	$19,097,746

SHARES OF BENEFICIAL INTEREST OUTSTANDING — NOTE 6:
Class A	71,363,810	8,232,161
Class B	1,600,808	2,476,452
Class C	15,603,069	1,443,904
Class I	—	321,625
Class Z	14,451,680	1,133,930

NET ASSET VALUE PER SHARE:
Class A — Net Asset Value Per Share Class A and Class A	$21.45	$16.71
Class A — Offering Price Per Share
(includes a 5.25% sales charge)	$22.64	$17.63
Class B — Net Asset Value Per Share Class B and Class B	$17.93	$14.77
Class C — Net Asset Value Per Share Class C and Class C	$18.00	$14.62
Class I — Net Asset Value Per Share Class I	$—	$16.67
Class Z — Net Asset Value Per Share Class Z and Class Z	$21.73	$16.84
See Notes to Financial Statements.

THE ALGER FUNDS
Statement of Assets and Liabilities April 30, 2015 (Unaudited) (Continued)

	Alger Mid Cap Growth	Alger SMid Cap
	Fund	Growth Fund

ASSETS:
Investments in securities, at value (Identified cost below)*
see accompanying schedules of investments	$192,706,386	$716,473,849
Investments in affiliated securities, at value (Identified cost
below)** see accompanying schedules of investments	2,481,215	1,041,633
Cash and cash equivalents	6,459,605	13,475,527
Receivable for investment securities sold	8,362,989	16,848,515
Receivable for shares of beneficial interest sold	93,588	1,139,802
Dividends and interest receivable	47,602	154,149
Prepaid expenses	40,105	101,686
Total Assets	210,191,490	749,235,161

LIABILITIES:
Payable for investment securities purchased	7,356,000	16,951,192
Payable for shares of beneficial interest redeemed	190,784	1,201,835
Accrued investment advisory fees	130,310	604,576
Accrued transfer agent fees	72,820	490,082
Accrued distribution fees	78,718	220,668
Accrued administrative fees	4,715	20,526
Accrued shareholder administrative fees	2,829	9,089
Accrued other expenses	117,814	155,829
Total Liabilities	7,953,990	19,653,797
NET ASSETS	$202,237,500	$729,581,364

NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	219,800,528	485,772,695
Undistributed net investment income (accumulated loss)	(856,973)	1,825,183
Undistributed net realized gain (accumulated realized loss)	(37,240,047)	128,138,203
Net unrealized appreciation on investments	20,533,992	113,845,283
NET ASSETS	$202,237,500	$729,581,364
* Identified cost	$172,169,783	$602,628,565
** Identified cost	$2,481,215	$1,041,633
See Notes to Financial Statements.

THE ALGER FUNDS
Statement of Assets and Liabilities April 30, 2015 (Unaudited) (Continued)

Alger Mid Cap Growth		Alger SMid Cap
	Fund	Growth Fund

NET ASSETS BY CLASS:
Class A	$145,662,796	$222,077,018
Class B	$30,459,430	$6,148,270
Class C	$26,115,274	$61,280,970
Class I	$—	$398,056,948
Class Z	$—	$42,018,158

SHARES OF BENEFICIAL INTEREST OUTSTANDING — NOTE 6:
Class A	12,928,368	12,596,682
Class B	3,312,349	403,451
Class C	2,865,395	4,006,564
Class I	—	22,295,897
Class Z	—	2,336,945

NET ASSET VALUE PER SHARE:
Class A — Net Asset Value Per Share Class A and Class A	$11.27	$17.63
Class A — Offering Price Per Share
(includes a 5.25% sales charge)	$11.89	$18.61
Class B — Net Asset Value Per Share Class B and Class B	$9.20	$15.24
Class C — Net Asset Value Per Share Class C and Class C	$9.11	$15.30
Class I — Net Asset Value Per Share Class I	$—	$17.85
Class Z — Net Asset Value Per Share Class Z	$—	$17.98
See Notes to Financial Statements.

THE ALGER FUNDS
Statement of Assets and Liabilities April 30, 2015 (Unaudited) (Continued)

	Alger Small Cap	Alger Growth
	Growth Fund	Opportunities Fund

ASSETS:
Investments in securities, at value (Identified cost below)*
see accompanying schedules of investments	$225,735,876	$22,519,614
Investments in affiliated securities, at value (Identified cost
below)** see accompanying schedules of investments	675,194	30,454
Cash and cash equivalents	6,413,860	1,327,576
Receivable for investment securities sold	410,728	618,671
Receivable for shares of beneficial interest sold	296,570	1,494,099
Dividends and interest receivable	13,735	594
Receivable from Investment Manager	2,086	12,117
Prepaid expenses	47,806	49,936
Total Assets	233,595,855	26,053,061

LIABILITIES:
Payable for investment securities purchased	4,297,698	1,114,714
Payable for shares of beneficial interest redeemed	953,590	14,913
Accrued investment advisory fees	159,284	15,415
Accrued transfer agent fees	65,853	7,610
Accrued distribution fees	49,811	6,730
Accrued administrative fees	5,408	499
Accrued shareholder administrative fees	2,873	260
Accrued other expenses	121,665	32,998
Total Liabilities	5,656,182	1,193,139
NET ASSETS	$227,939,673	$24,859,922

NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	184,998,159	21,552,497
Undistributed net investment income (accumulated loss)	(3,080,632)	(243,583)
Undistributed net realized gain	21,646,369	3,017,744
Net unrealized appreciation on investments	24,375,777	533,264
NET ASSETS	$227,939,673	$24,859,922
* Identified cost	$201,357,162	$21,986,348
** Identified cost	$675,194	$30,454
See Notes to Financial Statements.

THE ALGER FUNDS
Statement of Assets and Liabilities April 30, 2015 (Unaudited) (Continued)

	Alger Small Cap	Alger Growth
	Growth Fund	Opportunities Fund

NET ASSETS BY CLASS:
Class A	$138,352,522	$11,593,010
Class B	$7,799,671	$—
Class C	$15,247,645	$5,154,254
Class I	$—	$3,455,219
Class Z	$66,539,835	$4,657,439

SHARES OF BENEFICIAL INTEREST OUTSTANDING — NOTE 6:
Class A	16,475,403	1,037,575
Class B	1,126,399	—
Class C	2,252,168	497,430
Class I	—	302,157
Class Z	7,834,600	406,024

NET ASSET VALUE PER SHARE:
Class A — Net Asset Value Per Share Class A and Class A	$8.40	$11.17
Class A — Offering Price Per Share
(includes a 5.25% sales charge)	$8.86	$11.79
Class B — Net Asset Value Per Share Class B	$6.92	$—
Class C — Net Asset Value Per Share Class C and Class C	$6.77	$10.36
Class I — Net Asset Value Per Share Class I	$—	$11.44
Class Z — Net Asset Value Per Share Class Z and Class Z	$8.49	$11.47
See Notes to Financial Statements.

THE ALGER FUNDS
Statement of Assets and Liabilities April 30, 2015 (Unaudited) (Continued)

	Alger Health Sciences	Alger Growth &
	Fund	Income Fund

ASSETS:
Investments in securities, at value (Identified cost below)*
see accompanying schedules of investments	$184,247,856	$100,683,628
Investments in affiliated securities, at value (Identified cost
below)** see accompanying schedules of investments	10,980,169	66,226
Cash and cash equivalents	7,627,171	4,336,389
Receivable for investment securities sold	6,165,243	289,679
Receivable for shares of beneficial interest sold	527,043	46,797
Dividends and interest receivable	74,458	167,238
Prepaid expenses	35,399	38,133
Total Assets	209,657,339	105,628,090

LIABILITIES:
Payable for investment securities purchased	3,034,919	—
Payable for shares of beneficial interest redeemed	491,939	45,288
Accrued investment advisory fees	146,457	51,044
Accrued transfer agent fees	71,711	31,187
Accrued distribution fees	90,007	33,022
Accrued administrative fees	4,972	2,400
Accrued shareholder administrative fees	2,983	1,392
Accrued other expenses	61,051	39,574
Total Liabilities	3,904,039	203,907
NET ASSETS	$205,753,300	$105,424,183

NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	156,310,949	75,124,002
Undistributed net investment income (accumulated loss)	(3,036,961)	20,908
Undistributed net realized gain	27,311,620	2,562,113
Net unrealized appreciation on investments	25,167,692	27,717,160
NET ASSETS	$205,753,300	$105,424,183
* Identified cost	$159,078,129	$72,942,759
** Identified cost	$10,980,169	$89,934
See Notes to Financial Statements.

THE ALGER FUNDS
Statement of Assets and Liabilities April 30, 2015 (Unaudited) (Continued)

Alger Health Sciences		Alger Growth &
	Fund	Income Fund

NET ASSETS BY CLASS:
Class A	$138,114,176	$75,576,760
Class B	$8,193,905	$—
Class C	$59,445,219	$20,970,415
Class Z	$—	$8,877,008

SHARES OF BENEFICIAL INTEREST OUTSTANDING — NOTE 6:
Class A	5,993,341	2,256,854
Class B	420,968	—
Class C	3,042,378	633,814
Class Z	—	264,955

NET ASSET VALUE PER SHARE:
Class A — Net Asset Value Per Share Class A and Class A	$23.04	$33.49
Class A — Offering Price Per Share
(includes a 5.25% sales charge)	$24.32	$35.34
Class B — Net Asset Value Per Share Class B and Class B	$19.46	$—
Class C — Net Asset Value Per Share Class C and Class C	$19.54	$33.09
Class Z — Net Asset Value Per Share Class Z	$—	$33.50
See Notes to Financial Statements.

THE ALGER FUNDS
Statement of Operations For the six months ended April 30, 2015 (Unaudited)

	Alger Capital	Alger International
	Appreciation Fund	Growth Fund

INCOME:
Dividends (net of foreign withholding taxes*)	$11,191,435	$1,327,571
Interest	12,073	922
Total Income	11,203,508	1,328,493

EXPENSES:
Advisory fees — Note 3(a)	8,212,467	711,096
Distribution fees — Note 3(c)
Class A	1,817,696	161,579
Class B	147,421	177,107
Class C	1,287,157	100,573
Class I	—	4,731
Shareholder administrative fees — Note 3(f)	158,639	16,020
Administration fees — Note 3(b)	280,649	27,542
Custodian fees	86,059	68,670
Interest expenses	—	1,313
Transfer agent fees and expenses — Note 3(f)	645,803	78,691
Printing fees	180,100	33,599
Professional fees	57,290	37,845
Registration fees	54,315	44,337
Trustee fees — Note 3(g)	32,190	6,568
Fund accounting fees	137,781	15,139
Miscellaneous	60,640	19,913
Total Expenses	13,158,207	1,504,723
Less, expense reimbursements/waivers — Note 3(a)	—	(12,725)
Net Expenses	13,158,207	1,491,998
NET INVESTMENT LOSS	(1,954,699)	(163,505)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FOREIGN CURRENCY:

Net realized gain on investments and purchased options	137,744,687	3,469,589
Net realized (loss) on foreign currency transactions	(22,185)	(166,260)
Net change in unrealized appreciation on investments,
options and foreign currency	5,927,341	16,772,198
Net realized and unrealized gain on investments, options, and
foreign currency	143,649,843	20,075,527
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS	$141,695,144	$19,912,022
* Foreign withholding taxes	$29,559	$134,315
See Notes to Financial Statements.

THE ALGER FUNDS
Statement of Operations For the six months ended April 30, 2015 (Unaudited) (Continued)

	Alger Mid Cap Growth	Alger SMid Cap
	Fund	Growth Fund

INCOME:
Dividends (net of foreign withholding taxes*)	$787,138	$3,788,344
Interest	1,307	1,717
Total Income	788,445	3,790,061

EXPENSES:
Advisory fees — Note 3(a)	762,848	4,131,569
Distribution fees — Note 3(c)
Class A	179,684	288,559
Class B	155,857	33,138
Class C	129,154	310,146
Class I	—	850,428
Shareholder administrative fees — Note 3(f)	16,562	60,916
Administration fees — Note 3(b)	27,603	140,751
Custodian fees	38,625	45,131
Interest expenses	30	14,995
Transfer agent fees and expenses — Note 3(f)	80,196	470,956
Printing fees	31,675	66,576
Professional fees	36,702	41,650
Registration fees	30,719	63,339
Trustee fees — Note 3(g)	6,629	16,040
Fund accounting fees	14,256	68,574
Miscellaneous	16,315	35,316
Total Expenses	1,526,855	6,638,084
NET INVESTMENT LOSS	(738,410)	(2,848,023)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FOREIGN CURRENCY:

Net realized gain on investments and purchased options	2,899,607	135,149,293
Net realized (loss) on foreign currency transactions	(3,852)	—
Net realized (loss) on options written	(114,834)	—
Net change in unrealized appreciation (depreciation) on
investments, options and foreign currency	11,296,528	(72,485,544)
Net change in unrealized (depreciation) on written options	(65,814)	—
Net realized and unrealized gain on investments, options, and
foreign currency	14,011,635	62,663,749
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS	$13,273,225	$59,815,726
* Foreign withholding taxes	$387	$2,072
See Notes to Financial Statements.

THE ALGER FUNDS
Statement of Operations For the six months ended April 30, 2015 (Unaudited) (Continued)

	Alger Small Cap	Alger Growth
	Growth Fund	Opportunities Fund

INCOME:
Dividends	$499,651	$36,375
Interest	1,263	253
Total Income	500,914	36,628

EXPENSES:
Advisory fees — Note 3(a)	930,904	69,287
Distribution fees — Note 3(c)
Class A	175,571	9,360
Class B	40,872	—
Class C	78,500	15,676
Class I	—	2,671
Shareholder administrative fees — Note 3(f)	16,833	1,161
Administration fees — Note 3(b)	31,605	2,241
Custodian fees	25,865	19,652
Interest expenses	—	152
Transfer agent fees and expenses — Note 3(f)	71,414	8,846
Printing fees	37,363	3,171
Professional fees	32,426	16,080
Registration fees	37,799	27,742
Trustee fees — Note 3(g)	6,991	4,109
Fund accounting fees	16,639	2,909
Miscellaneous	15,575	2,572
Total Expenses	1,518,357	185,629
Less, expense reimbursements/waivers — Note 3(a)	(10,904)	(57,225)
Net Expenses	1,507,453	128,404
NET INVESTMENT LOSS	(1,006,539)	(91,776)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FOREIGN CURRENCY:

Net realized gain on investments and purchased options	22,172,494	2,999,107
Net realized (loss) on foreign currency transactions	(35)	—
Net change in unrealized (depreciation) on investments,
options and foreign currency	(9,501,785)	(2,306,359)
Net realized and unrealized gain on investments, options, and
foreign currency	12,670,674	692,748
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS	$11,664,135	$600,972
See Notes to Financial Statements.

THE ALGER FUNDS
Statement of Operations For the six months ended April 30, 2015 (Unaudited) (Continued)

	Alger Health Sciences	Alger Growth &
	Fund	Income Fund

INCOME:
Dividends (net of foreign withholding taxes*)	$265,088	$1,592,198
Interest	1,164	2,376
Total Income	266,252	1,594,574

EXPENSES:
Advisory fees — Note 3(a)	841,903	304,674
Distribution fees — Note 3(c)
Class A	172,720	93,554
Class B	43,680	—
Class C	304,828	102,540
Shareholder administrative fees — Note 3(f)	17,151	8,308
Administration fees — Note 3(b)	28,583	14,322
Custodian fees	24,607	15,117
Interest expenses	1,656	—
Transfer agent fees and expenses — Note 3(f)	75,803	39,823
Printing fees	19,195	15,549
Professional fees	22,961	17,313
Registration fees	22,804	34,023
Trustee fees — Note 3(g)	6,743	5,372
Fund accounting fees	14,840	7,750
Miscellaneous	10,069	5,132
Total Expenses	1,607,543	663,477
NET INVESTMENT INCOME (LOSS)	(1,341,291)	931,097

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FOREIGN CURRENCY:

Net realized gain on investments and purchased options	28,934,262	2,298,098
Net realized (loss) on foreign currency transactions	(10,395)	—
Net change in unrealized appreciation (depreciation) on
investments, options and foreign currency	(14,285,177)	717,217
Net realized and unrealized gain on investments, options, and
foreign currency	14,638,690	3,015,315
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS	$13,297,399	$3,946,412
* Foreign withholding taxes	$—	$12,968
See Notes to Financial Statements.

THE ALGER FUNDS
Statement of Changes in Net Assets (Unaudited)

	Alger Capital Appreciation Fund
	For the	For the
	Six Months Ended	Year Ended
	April 30, 2015	October 31, 2014

Net investment loss	$(1,954,699)	$(3,679,183)
Net realized gain on investments, options and foreign currency	137,722,502	267,578,812
Net change in unrealized appreciation on investments, options
and foreign currency	5,927,341	16,605,714
Net increase in net assets resulting from operations	141,695,144	280,505,343

Dividends and distributions to shareholders from:
Net realized gains:
Class A	(194,964,620)	(88,054,820)
Class B	(4,786,430)	(2,641,990)
Class C	(39,410,575)	(16,311,636)
Class Z	(41,877,559)	(13,079,771)
Total dividends and distributions to shareholders	(281,039,184)	(120,088,217)

Increase (decrease) from shares of beneficial interest transactions:
Class A	235,310,883	50,917,819
Class B	1,110,841	(4,847,776)
Class C	66,440,628	22,419,769
Class Z	48,279,482	81,018,361
Net increase from shares of beneficial interest transactions —
Note 6(a)	351,141,834	149,508,173

Redemption Fees:
Class A	10,598	7,428
Class B	—	12
Class C	1,094	189
Total Redemption Fees — Note 6(b)	11,692	7,629
Total increase	211,809,486	309,932,928

Net Assets:
Beginning of period	1,942,556,861	1,632,623,933
END OF PERIOD	$2,154,366,347	$1,942,556,861
Undistributed net investment income	$1,780,386	$342,063
See Notes to Financial Statements.

THE ALGER FUNDS
Statement of Changes in Net Assets (Unaudited) (Continued)

	Alger International Growth Fund
	For the	For the
	Six Months Ended	Year Ended
	April 30, 2015	October 31, 2014

Net investment income (loss)	$(163,505)	$82,053
Net realized gain on investments, options and foreign currency	3,303,329	7,197,425
Net change in unrealized appreciation (depreciation) on
investments, options and foreign currency	16,772,198	(6,416,760)
Net increase in net assets resulting from operations	19,912,022	862,718

Dividends and distributions to shareholders from:
Net investment income:
Class A	(1,271,849)	(27,014)
Class B	(11,264)	—
Class C	(98,277)	—
Class I	(37,199)	(1,046)
Class Z	(130,363)	—
Total dividends and distributions to shareholders	(1,548,952)	(28,060)

Increase (decrease) from shares of beneficial interest transactions:
Class A	(5,061,373)	(14,951,623)
Class B	(5,282,500)	(25,725,930)
Class C	(1,280,269)	2,930,689
Class I	1,272,317	3,554,088
Class Z	9,345,029	6,551,958
Net decrease from shares of beneficial interest transactions —
Note 6(a)	(1,006,796)	(27,640,818)

Redemption Fees:
Class A	16	2,502
Class B	—	11
Class C	188	64
Total Redemption Fees — Note 6(b)	204	2,577
Total increase	17,356,478	26,803,583

Net Assets:
Beginning of period	202,338,031	229,141,614
END OF PERIOD	$219,694,509	$202,338,031
Undistributed net investment income (accumulated loss)	$(2,021,374)	$(197,818)
See Notes to Financial Statements.

THE ALGER FUNDS
Statement of Changes in Net Assets (Unaudited) (Continued)

	Alger Mid Cap Growth Fund
	For the	For the
	Six Months Ended	Year Ended
	April 30, 2015	October 31, 2014

Net investment loss	$(738,410)	$(1,368,066)
Net realized gain on investments, options and foreign currency	2,780,921	44,735,656
Net change in unrealized appreciation (depreciation) on
investments, options and foreign currency	11,230,714	(17,325,023)
Net increase in net assets resulting from operations	13,273,225	26,042,567

Increase (decrease) from shares of beneficial interest transactions:
Class A	(6,960,033)	(17,680,660)
Class B	(4,912,491)	(22,734,156)
Class C	(1,449,264)	(3,237,049)
Net decrease from shares of beneficial interest transactions —
Note 6(a)	(13,321,788)	(43,651,865)

Redemption Fees:
Class A	45	2,773
Class B	—	22
Class C	10	129
Total Redemption Fees — Note 6(b)	55	2,924
Total decrease	(48,508)	(17,606,374)

Net Assets:
Beginning of period	202,286,008	219,892,382
END OF PERIOD	$202,237,500	$202,286,008
Undistributed net investment income (accumulated loss)	$(856,973)	$(1,436,248)
See Notes to Financial Statements.

THE ALGER FUNDS
Statement of Changes in Net Assets (Unaudited) (Continued)

	Alger SMid Cap Growth Fund
	For the	For the
	Six Months Ended	Year Ended
	April 30, 2015	October 31, 2014

Net investment loss	$(2,848,023)	$(5,369,439)
Net realized gain on investments, options and foreign currency	135,149,293	144,106,767
Net change in unrealized depreciation on investments, options
and foreign currency	(72,485,544)	(56,922,888)
Net increase in net assets resulting from operations	59,815,726	81,814,440

Dividends and distributions to shareholders from:
Net realized gains:
Class A	(31,265,366)	(40,336,640)
Class B	(1,043,101)	(1,450,715)
Class C	(9,340,509)	(10,744,830)
Class I	(92,147,031)	(96,820,220)
Class Z	(5,749,475)	(7,630,440)
Total dividends and distributions to shareholders	(139,545,482)	(156,982,845)

Increase (decrease) from shares of beneficial interest transactions:
Class A	142,752	(32,957,368)
Class B	(364,966)	(1,290,502)
Class C	4,192,888	1,650,012
Class I	(251,896,571)	51,073,780
Class Z	(6,427,776)	(12,367,216)
Net increase (decrease) from shares of beneficial interest
transactions — Note 6(a)	(254,353,673)	6,108,706

Redemption Fees:
Class A	3,034	4,759
Class B	—	44
Class C	78	58
Total Redemption Fees — Note 6(b)	3,112	4,861
Total decrease	(334,080,317)	(69,054,838)

Net Assets:
Beginning of period	1,063,661,681	1,132,716,519
END OF PERIOD	$729,581,364	$1,063,661,681
Undistributed net investment income	$1,825,183	$54,600
See Notes to Financial Statements.

THE ALGER FUNDS
Statement of Changes in Net Assets (Unaudited) (Continued)

	Alger Small Cap Growth Fund
	For the	For the
	Six Months Ended	Year Ended
	April 30, 2015	October 31, 2014

Net investment loss	$(1,006,539)	$(2,141,204)
Net realized gain on investments, options and foreign currency	22,172,459	25,093,726
Net change in unrealized depreciation on investments, options
and foreign currency	(9,501,785)	(20,535,401)
Net increase in net assets resulting from operations	11,664,135	2,417,121

Dividends and distributions to shareholders from:
Net realized gains:
Class A	(15,277,775)	(19,755,081)
Class B	(1,086,069)	(1,683,651)
Class C	(2,082,876)	(2,552,862)
Class Z	(6,929,069)	(8,751,912)
Total dividends and distributions to shareholders	(25,375,789)	(32,743,506)

Increase (decrease) from shares of beneficial interest transactions:
Class A	6,991,633	(16,903,175)
Class B	(375,429)	(3,177,654)
Class C	472,752	(855,002)
Class Z	5,381,485	(7,590,138)
Net increase (decrease) from shares of beneficial interest
transactions — Note 6(a)	12,470,441	(28,525,969)

Redemption Fees:
Class A	8,078	697
Class B	3	7
Class C	—	2
Total Redemption Fees — Note 6(b)	8,081	706
Total decrease	(1,233,132)	(58,851,648)

Net Assets:
Beginning of period	229,172,805	288,024,453
END OF PERIOD	$227,939,673	$229,172,805
Undistributed net investment income (accumulated loss)	$(3,080,632)	$(2,107,277)
See Notes to Financial Statements.

THE ALGER FUNDS
Statement of Changes in Net Assets (Unaudited) (Continued)

	Alger Growth Opportunities Fund
	For the	For the
	Six Months Ended	Year Ended
	April 30, 2015	October 31, 2014

Net investment loss	$(91,776)	$(147,055)
Net realized gain on investments, options and foreign currency	2,999,107	1,223,236
Net change in unrealized depreciation on investments, options
and foreign currency	(2,306,359)	(463,651)
Net increase in net assets resulting from operations	600,972	612,530

Dividends and distributions to shareholders from:
Net realized gains:
Class A	(589,965)	(1,191,864)
Class C	(236,774)	(415,857)
Class I	(149,175)	(313,335)
Class Z	(277,428)	(474,442)
Total dividends and distributions to shareholders	(1,253,342)	(2,395,498)

Increase (decrease) from shares of beneficial interest transactions:
Class A	4,650,853	561,232
Class C	2,705,057	304,477
Class I	1,179,345	576,384
Class Z	1,396,875	485,635
Net increase from shares of beneficial interest transactions —
Note 6(a)	9,932,130	1,927,728

Redemption Fees:
Class A	53	3
Class C	2	—
Total Redemption Fees — Note 6(b)	55	3
Total increase	9,279,815	144,763

Net Assets:
Beginning of period	15,580,107	15,435,344
END OF PERIOD	$24,859,922	$15,580,107
Undistributed net investment income (accumulated loss)	$(243,583)	$(144,491)
See Notes to Financial Statements.

THE ALGER FUNDS
Statement of Changes in Net Assets (Unaudited) (Continued)

	Alger Health Sciences Fund
	For the	For the
	Six Months Ended	Year Ended
	April 30, 2015	October 31, 2014

Net investment loss	$(1,341,291)	$(1,685,758)
Net realized gain on investments, options and foreign currency	28,923,867	42,975,076
Net change in unrealized appreciation (depreciation) on
investments, options and foreign currency	(14,285,177)	4,713,768
Net increase in net assets resulting from operations	13,297,399	46,003,086

Dividends and distributions to shareholders from:
Net investment income:
Class A	(794,186)	—
Class C	(1,266)	—
Net realized gains:
Class A	(27,298,213)	(21,216,446)
Class B	(2,021,660)	(1,919,094)
Class C	(13,763,765)	(10,087,145)
Total dividends and distributions to shareholders	(43,879,090)	33,222,685

Increase (decrease) from shares of beneficial interest transactions:
Class A	18,036,434	(97,042)
Class B	612,829	(3,008,527)
Class C	8,721,548	935,001
Net increase (decrease) from shares of beneficial interest
transactions — Note 6(a)	27,370,811	(2,170,568)

Redemption Fees:
Class A	230	298
Class C	127	9
Total Redemption Fees — Note 6(b)	357	307
Total increase (decrease)	(3,210,523)	10,610,140

Net Assets:
Beginning of period	208,963,823	198,353,683
END OF PERIOD	$205,753,300	$208,963,823
Undistributed net investment income (accumulated loss)	$(3,036,961)	$(1,292,988)
See Notes to Financial Statements.

THE ALGER FUNDS
Statement of Changes in Net Assets (Unaudited) (Continued)

	Alger Growth & Income Fund
	For the	For the
	Six Months Ended	Year Ended
	April 30, 2015	October 31, 2014

Net investment income	$931,097	$1,855,352
Net realized gain on investments, options and foreign currency	2,298,098	7,485,214
Net change in unrealized appreciation on investments, options
and foreign currency	717,217	4,812,069
Net increase in net assets resulting from operations	3,946,412	14,152,635

Dividends and distributions to shareholders from:
Net investment income:
Class A	(637,683)	(1,552,157)
Class C	(104,076)	(245,616)
Class Z	(84,608)	(83,762)
Net realized gains:
Class A	(2,392,561)	—
Class C	(661,139)	—
Class Z	(276,635)	—
Total dividends and distributions to shareholders	(4,156,702)	(1,881,535)

Increase (decrease) from shares of beneficial interest transactions:
Class A	2,040,402	(16,726,927)
Class C	1,036,357	547,618
Class Z	442,419	5,708,751
Net increase (decrease) from shares of beneficial interest
transactions — Note 6(a)	3,519,178	(10,470,558)

Redemption Fees:
Class A	667	3,298
Class C	10	—
Total Redemption Fees — Note 6(b)	677	3,298
Total increase	3,309,565	1,803,840

Net Assets:
Beginning of period	102,114,618	100,310,778
END OF PERIOD	$105,424,183	$102,114,618
Undistributed net investment income	$20,908	$134,327
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation Fund			Class A
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2015(i)	10/31/2014	10/31/2013	10/31/2012	10/31/2011	10/31/2010
Net asset value, beginning of period	$23.13	$21.18	$16.59	$14.64	$13.84	$11.48
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss)(ii)	(0.01)	(0.03)	0.11	0.05	(0.03)	(0.02)
Net realized and unrealized gain on
investments	1.56	3.51	4.67	1.90	1.19	2.02
Total from investment operations	1.55	3.48	4.78	1.95	1.16	2.00
Dividends from net investment income	–	–	(0.12)	–	–	–
Distributions from net realized gains	(3.23)	(1.53)	(0.07)	–	–	–
Net asset value, end of period	$21.45	$23.13	$21.18	$16.59	$14.64	$13.48
Total return(iii)	7.25%	17.35%	29.11%	13.32%	8.60%	17.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$1,530,879	$1,389,005	$1,217,389	$ 952,955	$ 753,348	$ 673,841
Ratio of gross expenses to average
net assets	1.23%	1.24%	1.26%	1.29%	1.31%	1.32%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	1.23%	1.24%	1.26%	1.29%	1.31%	1.32%
Ratio of net investment income (loss) to
average net assets	(0.13)%	(0.14)%	0.58%	0.30%	(0.19)%	(0.19)%
Portfolio turnover rate	62.42%	147.78%	123.81%	142.32%	163.79%	211.96%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation Fund			Class B
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2015(i)	10/31/2014	10/31/2013	10/31/2012	10/31/2011	10/31/2010
Net asset value, beginning of period	$19.91	$18.58	$14.57	$12.96	$12.04	$10.34
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.08)	(0.17)	(0.02)	(0.07)	(0.14)	(0.12)
Net realized and unrealized gain on
investments	1.33	3.03	4.10	1.68	1.06	1.82
Total from investment operations	1.25	2.86	4.08	1.61	0.92	1.70
Distributions from net realized gains	(3.23)	(1.53)	(0.07)	–	–	–
Net asset value, end of period	$17.93	$19.91	$18.58	$14.57	$12.96	$12.04
Total return(iii)	6.87%	16.37%	28.13%	12.42%	7.60%	16.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$ 28,697	$ 30,382	$ 33,068	$ 31,965	$ 37,124	$ 45,294
Ratio of gross expenses to average
net assets	2.01%	2.03%	2.05%	2.11%	2.15%	2.20%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	2.01%	2.03%	2.05%	2.11%	2.15%	2.20%
Ratio of net investment income (loss) to
average net assets	(0.91)%	(0.93)%	(0.15)%	(0.52)%	(1.04)%	(1.05)%
Portfolio turnover rate	62.42%	147.78%	123.81%	142.32%	163.79%	211.96%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation Fund			Class C
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2015(i)	10/31/2014	10/31/2013	10/31/2012	10/31/2011	10/31/2010
Net asset value, beginning of period	$19.97	$18.62	$14.62	$13.00	$12.07	$10.36
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.08)	(0.17)	(0.03)	(0.07)	(0.13)	(0.11)
Net realized and unrealized gain on
investments	1.34	3.05	4.12	1.69	1.06	1.82
Total from investment operations	1.26	2.88	4.09	1.62	0.93	1.71
Dividends from net investment income	–	–	(0.02)	–	–	–
Distributions from net realized gains	(3.23)	(1.53)	(0.07)	–	–	–
Net asset value, end of period	$18.00	$19.97	$18.62	$14.62	$13.00	$12.07
Total return(iii)	6.91%	16.44%	28.14%	12.46%	7.70%	16.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$ 280,792	$ 236,985	$ 198,377	$ 149,400	$ 127,186	$ 123,194
Ratio of gross expenses to average
net assets	1.98%	2.00%	2.02%	2.07%	2.09%	2.09%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	1.98%	2.00%	2.02%	2.07%	2.09%	2.09%
Ratio of net investment income (loss) to
average net assets	(0.88)%	(0.90)%	(0.20)%	(0.47)%	(0.97)%	(0.97)%
Portfolio turnover rate	62.42%	147.78%	123.81%	142.32%	163.79%	211.96%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation Fund			Class Z
From 12/29/2010
	Six ended months	Year ended	Year ended	Year ended	(commencement of operations) to
	4/30/2015(i)	10/31/2014	10/31/2013	10/31/2012	10/31/2011(ii)

Net asset value, beginning of period	$23.35	$21.31	$16.68	$14.68	$14.52
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income(iii)	0.02	0.04	0.11	0.12	0.03
Net realized and unrealized gain on
investments	1.59	3.53	4.76	1.88	0.13
Total from investment operations	1.61	3.57	4.87	2.00	0.16
Dividends from net investment income	–	–	(0.17)	–	–
Distributions from net realized gains	(3.23)	(1.53)	(0.07)	–	–
Net asset value, end of period	$21.73	$23.35	$21.31	$16.68	$14.68
Total return(iv)	7.46%	17.68%	29.58%	13.62%	1.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$ 313,998	$ 286,186	$ 183,790	$ 37,956	$2,329
Ratio of gross expenses to average
net assets	0.92%	0.93%	0.93%	1.01%	7.14%
Ratio of expense reimbursements to
average net assets	–	–	–	(0.04)%	(6.17)%
Ratio of net expenses to average net
assets	0.92%	0.93%	0.93%	0.97%	0.97%
Ratio of net investment income (loss) to
average net assets	0.18%	0.16%	0.58%	0.73%	0.25%
Portfolio turnover rate	62.42%	147.78%	123.81%	142.32%	163.79%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.
(iii) Amount was computed based on average shares outstanding during the period.
(iv) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger International Growth Fund			Class A
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2015(i)	10/31/2014	10/31/2013	10/31/2012	10/31/2011	10/31/2010
Net asset value, beginning of period	$15.29	$15.27	$12.61	$11.91	$11.25	$9.72
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income(ii)	–	0.04	0.11	0.04	0.01	0.06
Net realized and unrealized gain (loss)
on investments	1.57	(0.02)	2.64	0.66	0.69	1.48
Total from investment operations	1.57	0.02	2.75	0.70	0.70	1.54
Dividends from net investment income	(0.15)	–	(0.09)	–	(0.04)	(0.01)
Net asset value, end of period	$16.71	$15.29	$15.27	$12.61	$11.91	$11.25
Total return(iii)	10.38%	0.15%	21.98%	5.88%	6.30%	15.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$ 137,540	$ 130,957	$ 145,096	$ 139,693	$ 201,449	$ 180,267
Ratio of gross expenses to average
net assets	1.31%	1.32%	1.37%	1.33%	1.41%	1.38%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	1.31%	1.32%	1.37%	1.33%	1.41%	1.38%
Ratio of net investment income (loss) to
average net assets	–	0.25%	0.79%	0.32%	0.05%	0.54%
Portfolio turnover rate	48.54%	97.50%	217.57%	148.66%	66.70%	61.58%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger International Growth Fund			Class B
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2015(i)	10/31/2014	10/31/2013	10/31/2012	10/31/2011	10/31/2010
Net asset value, beginning of period	$13.44	$13.51	$11.18	$10.64	$10.07	$8.75
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss)(ii)	(0.05)	(0.06)	0.02	(0.04)	(0.05)	(0.01)
Net realized and unrealized gain (loss)
on investments	1.38	(0.01)	2.33	0.58	0.62	1.33
Total from investment operations	1.33	(0.07)	2.35	0.54	0.57	1.32
Dividends from net investment income	–	–	(0.02)	–	–	–
Net asset value, end of period	$14.77	$13.44	$13.51	$11.18	$10.64	$10.07
Total return(iii)	9.93%	(0.52)%	21.07%	5.08%	5.70%	15.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$ 36,585	$ 38,520	$ 63,826	$ 77,408	$ 88,496	$ 107,663
Ratio of gross expenses to average
net assets	2.03%	2.02%	2.04%	1.97%	1.96%	2.00%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	2.03%	2.02%	2.04%	1.97%	1.96%	2.00%
Ratio of net investment income (loss) to
average net assets	(0.73)%	(0.47)%	0.17%	(0.36)%	(0.51)%	(0.10)%
Portfolio turnover rate	48.54%	97.50%	217.57%	148.66%	66.70%	61.58%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger International Growth Fund			Class C
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2015(i)	10/31/2014	10/31/2013	10/31/2012	10/31/2011	10/31/2010
Net asset value, beginning of period	$13.36	$13.44	$11.12	$10.60	$10.05	$8.73
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.05)	(0.07)	–	(0.05)	(0.07)	(0.02)
Net realized and unrealized gain (loss)
on investments	1.38	(0.01)	2.33	0.57	0.62	1.34
Total from investment operations	1.33	(0.08)	2.33	0.52	0.55	1.32
Dividends from net investment income	(0.07)	–	(0.01)	–	–	–
Net asset value, end of period	$14.62	$13.36	$13.44	$11.12	$10.60	$10.05
Total return(iii)	9.89%	(0.60)%	20.94%	4.91%	5.50%	15.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$ 21,110	$ 20,567	$ 17,786	$ 17,305	$ 21,436	$ 25,186
Ratio of gross expenses to average
net assets	2.10%	2.08%	2.15%	2.08%	2.09%	2.08%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	2.10%	2.08%	2.15%	2.08%	2.09%	2.08%
Ratio of net investment income (loss) to
average net assets	(0.79)%	(0.49)%	0.03%	(0.47)%	(0.65)%	(0.16)%
Portfolio turnover rate	48.54%	97.50%	217.57%	148.66%	66.70%	61.58%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger International Growth Fund		Class I
			From 5/31/2013
Six ended months		Year ended	(commencement of operations) to
4/30/2015(i)		10/31/2014	10/31/2013(ii)
Net asset value, beginning of period	$15.27	$15.29	$13.94
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income(iii)	0.03	0.12	0.03
Net realized and unrealized gain (loss)
on investments	1.55	(0.07)	1.32
Total from investment operations	1.58	0.05	1.35
Dividends from net investment income	(0.18)	(0.07)	–
Net asset value, end of period	$16.67	$15.27	$15.29
Total return(iv)	10.46%	0.31%	9.68%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$5,362	$3,722	$157
Ratio of gross expenses to average
net assets	1.32%	1.27%	15.73%
Ratio of expense reimbursements to
average net assets	(0.17)%	(0.12)%	(14.58)%
Ratio of net expenses to average net
assets	1.15%	1.15%	1.15%
Ratio of net investment income (loss) to
average net assets	0.32%	0.76%	0.44%
Portfolio turnover rate	48.54%	97.50%	217.57%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.
(iii) Amount was computed based on average shares outstanding during the period.
(iv) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger International Growth Fund			Class Z
From 12/29/2010

	Six ended months	Year ended	Year ended	Year ended	(commencement of operations) to
	4/30/2015(i)	10/31/2014	10/31/2013	10/31/2012	10/31/2011(ii)

Net asset value, beginning of period	$15.44	$15.35	$12.66	$11.94	$11.83
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income(iii)	0.05	0.13	0.33	0.08	0.04
Net realized and unrealized gain (loss)
on investments	1.57	(0.04)	2.50	0.64	0.07
Total from investment operations	1.62	0.09	2.83	0.72	0.11
Dividends from net investment income	(0.22)	–	(0.14)	–	–
Net asset value, end of period	$16.84	$15.44	$15.35	$12.66	$11.94
Total return(iv)	10.56%	0.59%	22.56%	6.03%	0.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$ 19,098	$ 8,573	$ 2,277	$ 20,217	$ 20,832
Ratio of gross expenses to average
net assets	1.05%	1.04%	1.12%	0.96%	1.01%
Ratio of expense reimbursements to
average net assets	(0.16)%	(0.15)%	(0.13)%	–	(0.02)%
Ratio of net expenses to average net
assets	0.89%	0.89%	0.99%	0.96%	0.99%
Ratio of net investment income (loss) to
average net assets	0.67%	0.82%	2.50%	0.65%	0.37%
Portfolio turnover rate	48.54%	97.50%	217.57%	148.66%	66.70%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.
(iii) Amount was computed based on average shares outstanding during the period.
(iv) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap Growth Fund			Class A
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2015(i)	10/31/2014	10/31/2013	10/31/2012	10/31/2011	10/31/2010
Net asset value, beginning of period	$10.54	$9.38	$7.05	$6.51	$6.39	$5.24
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.03)	(0.04)	(0.03)	(0.02)	(0.06)	(0.01)
Net realized and unrealized gain on
investments	0.76	1.20	2.36	0.56	0.18	1.16
Total from investment operations	0.73	1.16	2.33	0.54	0.12	1.15
Net asset value, end of period	$11.27	$10.54	$9.38	$7.05	$6.51	$6.39
Total return(iii)	7.03%	12.37%	33.05%	8.29%	1.90%	21.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$ 145,663	$ 142,977	$ 143,231	$ 131,454	$ 165,315	$ 210,641
Ratio of gross expenses to average
net assets	1.31%	1.35%	1.39%	1.40%	1.38%	1.38%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	1.31%	1.35%	1.39%	1.40%	1.38%	1.38%
Ratio of net investment income (loss) to
average net assets	(0.52)%	(0.38)%	(0.31)%	(0.25)%	(0.89)%	(0.21)%
Portfolio turnover rate	68.05%	194.81%	156.98%	234.91%	245.44%	195.64%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap Growth Fund			Class B
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2015(i)	10/31/2014	10/31/2013	10/31/2012	10/31/2011	10/31/2010
Net asset value, beginning of period	$8.63	$7.73	$5.86	$5.46	$5.39	$4.46
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.06)	(0.09)	(0.07)	(0.05)	(0.09)	(0.05)
Net realized and unrealized gain on
investments	0.63	0.99	1.94	0.45	0.16	0.98
Total from investment operations	0.57	0.90	1.87	0.40	0.07	0.93
Net asset value, end of period	$9.20	$8.63	$7.73	$5.86	$5.46	$5.39
Total return(iii)	6.60%	11.64%	31.91%	7.33%	1.30%	20.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$ 30,460	$ 33,377	$ 50,341	$ 45,501	$ 48,334	$ 63,782
Ratio of gross expenses to average
net assets	2.03%	2.04%	2.10%	2.08%	2.11%	2.12%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	2.03%	2.04%	2.10%	2.08%	2.11%	2.12%
Ratio of net investment income (loss) to
average net assets	(1.24)%	(1.05)%	(1.02)%	(0.92)%	(1.61)%	(0.97)%
Portfolio turnover rate	68.05%	194.81%	156.98%	234.91%	245.44%	195.64%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap Growth Fund			Class C
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2015(i)	10/31/2014	10/31/2013	10/31/2012	10/31/2011	10/31/2010
Net asset value, beginning of period	$8.56	$7.68	$5.82	$5.43	$5.37	$4.44
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.06)	(0.10)	(0.08)	(0.06)	(0.10)	(0.05)
Net realized and unrealized gain on
investments	0.61	0.98	1.94	0.45	0.16	0.98
Total from investment operations	0.55	0.88	1.86	0.39	0.06	0.93
Net asset value, end of period	$9.11	$8.56	$7.68	$5.82	$5.43	$5.37
Total return(iii)	6.67%	11.46%	31.96%	7.18%	1.10%	20.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$ 26,115	$ 25,932	$ 26,320	$ 22,812	$ 26,731	$ 33,788
Ratio of gross expenses to average
net assets	2.10%	2.16%	2.21%	2.22%	2.20%	2.20%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	2.10%	2.16%	2.21%	2.22%	2.20%	2.20%
Ratio of net investment income (loss) to
average net assets	(1.31)%	(1.19)%	(1.13)%	(1.06)%	(1.71)%	(1.04)%
Portfolio turnover rate	68.05%	194.81%	156.98%	234.91%	245.44%	195.64%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger SMid Cap Growth Fund			Class A
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2015(i)	10/31/2014	10/31/2013	10/31/2012	10/31/2011	10/31/2010
Net asset value, beginning of period	$19.32	$20.89	$16.72	$15.22	$14.48	$11.57
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.05)	(0.09)	(0.03)	(0.09)	(0.16)	(0.12)
Net realized and unrealized gain on
investments	0.93	1.53	4.92	1.59	0.90	3.03
Total from investment operations	0.88	1.44	4.89	1.50	0.74	2.91
Distributions from net realized gains	(2.57)	(3.01)	(0.72)	–	–	–
Net asset value, end of period	$17.63	$19.32	$20.89	$16.72	$15.22	$14.48
Total return(iii)	5.11%	7.68%	30.39%	9.86%	5.10%	25.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$ 222,077	$ 241,510	$ 294,846	$ 299,934	$ 377,947	$ 586,359
Ratio of gross expenses to average
net assets	1.25%	1.27%	1.29%	1.29%	1.37%	1.32%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	1.25%	1.27%	1.29%	1.29%	1.37%	1.32%
Ratio of net investment income (loss) to
average net assets	(0.51)%	(0.45)%	(0.19)%	(0.54)%	(0.99)%	(0.90)%
Portfolio turnover rate	58.47%	91.59%	95.67%	81.09%	64.83%	58.80%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger SMid Cap Growth Fund			Class B
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2015(i)	10/31/2014	10/31/2013	10/31/2012	10/31/2011	10/31/2010
Net asset value, beginning of period	$17.11	$18.96	$15.36	$14.09	$13.50	$10.88
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.10)	(0.21)	(0.16)	(0.20)	(0.26)	(0.21)
Net realized and unrealized gain on
investments	0.80	1.37	4.48	1.47	0.85	2.83
Total from investment operations	0.70	1.16	4.32	1.27	0.59	2.62
Distributions from net realized gains	(2.57)	(3.01)	(0.72)	–	–	–
Net asset value, end of period	$15.24	$17.11	$18.96	$15.36	$14.09	$13.50
Total return(iii)	4.68%	6.87%	29.33%	9.01%	4.40%	24.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$6,148	$7,252	$9,413	$9,448	$ 10,998	$ 11,650
Ratio of gross expenses to average
net assets	2.03%	2.06%	2.07%	2.10%	2.12%	2.16%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	2.03%	2.06%	2.07%	2.10%	2.12%	2.16%
Ratio of net investment income (loss) to
average net assets	(1.29)%	(1.24)%	(0.97)%	(1.34)%	(1.73)%	(1.74)%
Portfolio turnover rate	58.47%	91.59%	95.67%	81.09%	64.83%	58.80%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger SMid Cap Growth Fund			Class C
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2015(i)	10/31/2014	10/31/2013	10/31/2012	10/31/2011	10/31/2010
Net asset value, beginning of period	$17.16	$19.00	$15.39	$14.12	$13.53	$10.90
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.10)	(0.21)	(0.16)	(0.20)	(0.25)	(0.21)
Net realized and unrealized gain on
investments	0.81	1.38	4.49	1.47	0.84	2.84
Total from investment operations	0.71	1.17	4.33	1.27	0.59	2.63
Distributions from net realized gains	(2.57)	(3.01)	(0.72)	–	–	–
Net asset value, end of period	$15.30	$17.16	$19.00	$15.39	$14.12	$13.53
Total return(iii)	4.73%	6.92%	29.34%	9.00%	4.40%	24.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$ 61,281	$ 63,572	$ 68,161	$ 59,063	$ 64,597	$ 68,916
Ratio of gross expenses to average
net assets	2.02%	2.03%	2.06%	2.09%	2.10%	2.13%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	2.02%	2.03%	2.06%	2.09%	2.10%	2.13%
Ratio of net investment income (loss) to
average net assets	(1.28)%	(1.21)%	(0.96)%	(1.33)%	(1.70)%	(1.71)%
Portfolio turnover rate	58.47%	91.59%	95.67%	81.09%	64.83%	58.80%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger SMid Cap Growth Fund			Class I
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2015(i)	10/31/2014	10/31/2013	10/31/2012	10/31/2011	10/31/2010
Net asset value, beginning of period	$19.54	$21.09	$16.88	$15.35	$14.57	$11.63
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.05)	(0.09)	(0.04)	(0.08)	(0.13)	(0.10)
Net realized and unrealized gain on
investments	0.93	1.55	4.97	1.61	0.91	3.04
Total from investment operations	0.88	1.46	4.93	1.53	0.78	2.94
Distributions from net realized gains	(2.57)	(3.01)	(0.72)	–	–	–
Net asset value, end of period	$17.85	$19.54	$21.09	$16.88	$15.35	$14.57
Total return(iii)	5.05%	7.70%	30.34%	10.00%	5.40%	25.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$ 398,057	$ 699,237	$ 692,445	$ 545,397	$ 420,089	$ 192,291
Ratio of gross expenses to average
net assets	1.26%	1.27%	1.31%	1.23%	1.21%	1.20%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	1.26%	1.27%	1.31%	1.23%	1.21%	1.20%
Ratio of net investment income (loss) to
average net assets	(0.52)%	(0.45)%	(0.22)%	(0.45)%	(0.79)%	(0.78)%
Portfolio turnover rate	58.47%	91.59%	95.67%	81.09%	64.83%	58.80%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger SMid Cap Growth Fund			Class Z
From 12/29/2010
	Six ended months	Year ended	Year ended	Year ended	(commencement of operations) to
	4/30/2015(i)	10/31/2014	10/31/2013	10/31/2012	10/31/2011(ii)

Net asset value, beginning of period	$19.63	$21.11	$16.84	$15.28	$15.86
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss)(iii)	(0.02)	(0.02)	0.02	(0.02)	(0.07)
Net realized and unrealized gain (loss)
on investments	0.94	1.55	4.97	1.58	(0.51)
Total from investment operations	0.92	1.53	4.99	1.56	(0.58)
Distributions from net realized gains	(2.57)	(3.01)	(0.72)	–	–
Net asset value, end of period	$17.98	$19.63	$21.11	$16.84	$15.28
Total return(iv)	5.25%	8.07%	30.78%	10.21%	(3.70)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$ 42,018	$ 52,091	$ 67,852	$ 54,965	$ 24,124
Ratio of gross expenses to average
net assets	0.95%	0.95%	0.96%	0.97%	1.06%
Ratio of expense reimbursements to
average net assets	–	–	–	–	(0.07)%
Ratio of net expenses to average net
assets	0.95%	0.95%	0.96%	0.97%	0.99%
Ratio of net investment income (loss) to
average net assets	(0.20)%	(0.13)%	0.13%	(0.14)%	(0.51)%
Portfolio turnover rate	58.47%	91.59%	95.67%	81.09%	64.83%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.
(iii) Amount was computed based on average shares outstanding during the period.
(iv) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Growth Fund			Class A
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2015(i)	10/31/2014	10/31/2013	10/31/2012	10/31/2011	10/31/2010
Net asset value, beginning of period	$8.96	$9.97	$7.79	$7.12	$6.70	$5.27
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.04)	(0.07)	(0.04)	(0.05)	(0.09)	(0.06)
Net realized and unrealized gain on
investments	0.47	0.19	2.53	0.72	0.51	1.49
Total from investment operations	0.43	0.12	2.49	0.67	0.42	1.43
Distributions from net realized gains	(0.99)	(1.13)	(0.31)	–	–	–
Net asset value, end of period	$8.40	$8.96	$9.97	$7.79	$7.12	$6.70
Total return(iii)	5.17%	1.30%	33.15%	9.41%	6.30%	27.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$ 138,352	$ 139,497	$ 175,214	$ 172,202	$ 194,799	$ 298,103
Ratio of gross expenses to average
net assets	1.32%	1.35%	1.38%	1.40%	1.43%	1.40%
Ratio of expense reimbursements to
average net assets	–	–	(0.02)%	–	(0.01)%	–
Ratio of net expenses to average net
assets	1.32%	1.35%	1.36%	1.40%	1.42%	1.40%
Ratio of net investment income (loss) to
average net assets	(0.89)%	(0.81)%	(0.49)%	(0.71)%	(1.18)%	(1.07)%
Portfolio turnover rate	74.21%	88.98%	93.97%	72.59%	67.37%	48.45%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Growth Fund			Class B
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2015(i)	10/31/2014	10/31/2013	10/31/2012	10/31/2011	10/31/2010
Net asset value, beginning of period	$7.59	$8.67	$6.86	$6.27	$5.95	$4.71
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.06)	(0.12)	(0.09)	(0.10)	(0.13)	(0.10)
Net realized and unrealized gain on
investments	0.38	0.17	2.21	0.69	0.45	1.34
Total from investment operations	0.32	0.05	2.12	0.59	0.32	1.24
Distributions from net realized gains	(0.99)	(1.13)	(0.31)	–	–	–
Net asset value, end of period	$6.92	$7.59	$8.67	$6.86	$6.27	$5.95
Total return(iii)	4.74%	0.61%	32.21%	9.41%	5.40%	26.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$7,800	$8,874	$ 13,626	$ 13,389	$ 15,954	$ 22,348
Ratio of gross expenses to average
net assets	2.14%	2.11%	2.13%	2.16%	2.18%	2.15%
Ratio of expense reimbursements to
average net assets	–	–	(0.02)%	–	(0.01)%	–
Ratio of net expenses to average net
assets	2.14%	2.11%	2.11%	2.16%	2.17%	2.15%
Ratio of net investment income (loss) to
average net assets	(1.70)%	(1.56)%	(1.24)%	(1.47)%	(1.92)%	(1.81)%
Portfolio turnover rate	74.21%	88.98%	93.97%	72.59%	67.37%	48.45%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Growth Fund			Class C
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2015(i)	10/31/2014	10/31/2013	10/31/2012	10/31/2011	10/31/2010
Net asset value, beginning of period	$7.44	$8.52	$6.76	$6.27	$5.95	$4.72
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.06)	(0.12)	(0.10)	(0.10)	(0.13)	(0.10)
Net realized and unrealized gain on
investments	0.38	0.17	2.17	0.59	0.45	1.33
Total from investment operations	0.32	0.05	2.07	0.49	0.32	1.23
Distributions from net realized gains	(0.99)	(1.13)	(0.31)	–	–	–
Net asset value, end of period	$6.77	$7.44	$8.52	$6.76	$6.27	$5.95
Total return(iii)	4.71%	0.61%	31.94%	7.81%	5.40%	26.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$ 15,248	$ 16,119	$ 19,461	$ 17,091	$ 19,145	$ 23,386
Ratio of gross expenses to average
net assets	2.11%	2.15%	2.18%	2.19%	2.22%	2.25%
Ratio of expense reimbursements to
average net assets	–	–	(0.02)%	–	0.01%	–
Ratio of net expenses to average net
assets	2.11%	2.15%	2.16%	2.19%	2.21%	2.25%
Ratio of net investment income (loss) to
average net assets	(1.68)%	(1.61)%	(1.31)%	(1.50)%	(1.96)%	(1.91)%
Portfolio turnover rate	74.21%	88.98%	93.97%	72.59%	67.37%	48.45%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Growth Fund			Class Z
From 12/29/2010
	Six ended months	Year ended	Year ended	Year ended	(commencement of operations) to
	4/30/2015(i)	10/31/2014	10/31/2013	10/31/2012	10/31/2011(ii)

Net asset value, beginning of period	$9.04	$10.01	$7.79	$7.14	$7.43
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(iii)	(0.02)	(0.04)	(0.02)	(0.02)	(0.04)
Net realized and unrealized gain (loss)
on investments	0.46	0.20	2.55	0.67	(0.25)
Total from investment operations	0.44	0.16	2.53	0.65	(0.29)
Distributions from net realized gains	(0.99)	(1.13)	(0.31)	–	–
Net asset value, end of period	$8.49	$9.04	$10.01	$7.79	$7.14
Total return(iv)	5.36%	1.73%	33.67%	9.10%	(3.90)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$ 66,540	$ 64,684	$ 79,723	$ 29,264	$ 26,137
Ratio of gross expenses to average
net assets	1.02%	1.03%	1.05%	1.04%	1.13%
Ratio of expense reimbursements to
average net assets	(0.03)%	(0.04)%	(0.06)%	(0.05)%	(0.14)%
Ratio of net expenses to average net
assets	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to
average net assets	(0.55)%	(0.45)%	(0.18)%	(0.28)%	(0.72)%
Portfolio turnover rate	74.21%	88.98%	93.97%	72.59%	67.37%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.
(iii) Amount was computed based on average shares outstanding during the period.
(iv) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Growth Opportunities Fund			Class A
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2015(i)	10/31/2014	10/31/2013	10/31/2012	10/31/2011	10/31/2010
Net asset value, beginning of period	$11.52	$12.98	$10.88	$10.82	$10.23	$7.94
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.06)	(0.11)	(0.08)	(0.09)	(0.14)	(0.11)
Net realized and unrealized gain on
investments	0.69	0.60	3.55	1.03	0.73	2.40
Total from investment operations	0.63	0.49	3.47	0.94	0.59	2.29
Distributions from net realized gains	(0.98)	(1.95)	(1.37)	(0.88)	–	–
Net asset value, end of period	$11.17	$11.52	$12.98	$10.88	$10.82	$10.23
Total return(iii)	5.96%	4.23%	36.03%	9.60%	5.80%	28.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$ 11,593	$7,241	$7,563	$6,464	$8,851	$8,186
Ratio of gross expenses to average
net assets	2.16%	2.22%	2.45%	2.60%	2.29%	2.32%
Ratio of expense reimbursements to
average net assets	(0.56)%	(0.62)%	(0.85)%	(1.04)%	(0.79)%	(0.82)%
Ratio of net expenses to average net
assets	1.60%	1.60%	1.60%	1.56%	1.50%	1.50%
Ratio of net investment income (loss) to
average net assets	(1.14)%	(0.95)%	(0.69)%	(0.86)%	(1.22)%	(1.24)%
Portfolio turnover rate	125.70%	91.91%	92.82%	63.81%	66.59%	64.25%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Growth Opportunities Fund			Class C
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2015(i)	10/31/2014	10/31/2013	10/31/2012	10/31/2011	10/31/2010
Net asset value, beginning of period	$10.79	$12.34	$10.48	$10.52	$10.02	$7.84
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.09)	(0.17)	(0.15)	(0.16)	(0.22)	(0.18)
Net realized and unrealized gain on
investments	0.64	0.57	3.38	1.00	0.72	2.36
Total from investment operations	0.55	0.40	3.23	0.84	0.50	2.18
Distributions from net realized gains	(0.98)	(1.95)	(1.37)	(0.88)	–	–
Net asset value, end of period	$10.36	$10.79	$12.34	$10.48	$10.52	$10.02
Total return(iii)	5.60%	3.65%	35.00%	8.90%	5.00%	27.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$5,154	$2,612	$2,636	$1,956	$2,293	$2,304
Ratio of gross expenses to average
net assets	2.89%	2.99%	3.23%	3.33%	3.04%	3.16%
Ratio of expense reimbursements to
average net assets	(0.64)%	(0.74)%	(0.98)%	(1.08)%	(0.79)%	(0.91)%
Ratio of net expenses to average net
assets	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%
Ratio of net investment income (loss) to
average net assets	(1.82)%	(1.60)%	(1.34)%	(1.54)%	(1.97)%	(2.00)%
Portfolio turnover rate	125.70%	91.91%	92.82%	63.81%	66.59%	64.25%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Growth Opportunities Fund			Class I
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2015(i)	10/31/2014	10/31/2013	10/31/2012	10/31/2011	10/31/2010
Net asset value, beginning of period	$11.75	$13.17	$11.00	$10.90	$10.29	$7.96
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.05)	(0.08)	(0.05)	(0.07)	(0.11)	(0.09)
Net realized and unrealized gain on
investments	0.72	0.61	3.59	1.05	0.72	2.42
Total from investment operations	0.67	0.53	3.54	0.98	0.61	2.33
Distributions from net realized gains	(0.98)	(1.95)	(1.37)	(0.88)	–	–
Net asset value, end of period	$11.44	$11.75	$13.17	$11.00	$10.90	$10.29
Total return(iii)	6.11%	4.50%	36.31%	9.90%	5.90%	29.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$3,455	$2,359	$2,034	$1,349	$2,075	$2,799
Ratio of gross expenses to average
net assets	2.15%	2.19%	2.43%	3.20%	2.43%	2.73%
Ratio of expense reimbursements to
average net assets	(0.80)%	(0.84)%	(1.08)%	(1.89)%	(1.18)%	(1.48)%
Ratio of net expenses to average net
assets	1.35%	1.35%	1.35%	1.31%	1.25%	1.25%
Ratio of net investment income (loss) to
average net assets	(0.90)%	(0.70)%	(0.46)%	(0.62)%	(0.96)%	(0.99)%
Portfolio turnover rate	125.70%	91.91%	92.82%	63.81%	66.59%	64.25%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Growth Opportunities Fund			Class Z
From 12/29/2010
	Six ended months	Year ended	Year ended	Year ended	(commencement of operations) to
	4/30/2015(i)	10/31/2014	10/31/2013	10/31/2012	10/31/2011(ii)

Net asset value, beginning of period	$11.77	$13.16	$10.97	$10.85	$11.31
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(iii)	(0.03)	(0.05)	(0.02)	(0.04)	(0.06)
Net realized and unrealized gain (loss)
on investments	0.71	0.61	3.58	1.04	(0.40)
Total from investment operations	0.68	0.56	3.56	1.00	(0.46)
Distributions from net realized gains	(0.98)	(1.95)	(1.37)	(0.88)	–
Net asset value, end of period	$11.47	$11.77	$13.16	$10.97	$10.85
Total return(iv)	6.28%	4.78%	36.61%	10.15%	(4.10)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$4,658	$3,368	$3,202	$2,426	$1,964
Ratio of gross expenses to average
net assets	2.04%	2.11%	2.38%	2.69%	37.74%
Ratio of expense reimbursements to
average net assets	(0.99)%	(1.01)%	(1.28)%	(1.59)%	(36.64)%
Ratio of net expenses to average net
assets	1.05%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income (loss) to
average net assets	(0.60)%	(0.45)%	(0.20)%	(0.38)%	(0.72)%
Portfolio turnover rate	125.70%	91.91%	92.82%	63.81%	66.59%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.
(iii) Amount was computed based on average shares outstanding during the period.
(iv) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Health Sciences Fund			Class A
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2015(i)	10/31/2014	10/31/2013	10/31/2012	10/31/2011	10/31/2010
Net asset value, beginning of period	$26.96	$25.35	$21.75	$19.34	$17.42	$15.76
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss)(ii)	(0.12)	(0.14)	(0.05)	0.02	(0.09)	(0.10)
Net realized and unrealized gain on
investments	1.79	5.89	6.11	2.39	2.01	1.76
Total from investment operations	1.67	5.75	6.06	2.41	1.92	1.66
Dividends from net investment income	(0.16)	–	(0.01)	–	–	–
Distributions from net realized gains	(5.43)	(4.14)	(2.45)	–	–	–
Net asset value, end of period	$23.04	$26.96	$25.35	$21.75	$19.34	$17.42
Total return(iii)	6.82%	26.29%	30.81%	12.46%	11.00%	10.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$ 138,114	$ 139,306	$ 129,870	$ 120,490	$ 148,445	$ 156,438
Ratio of gross expenses to average
net assets	1.29%	1.31%	1.35%	1.37%	1.35%	1.33%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	1.29%	1.31%	1.35%	1.37%	1.35%	1.33%
Ratio of net investment income (loss) to
average net assets	(1.04)%	(0.59)%	(0.21)%	0.11%	(0.46)%	(0.58)%
Portfolio turnover rate	74.75%	167.94%	115.08%	110.37%	63.17%	75.15%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Health Sciences Fund			Class B
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2015(i)	10/31/2014	10/31/2013	10/31/2012	10/31/2011	10/31/2010
Net asset value, beginning of period	$23.53	$22.78	$19.91	$17.85	$16.21	$14.78
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.18)	(0.29)	(0.20)	(0.13)	(0.23)	(0.23)
Net realized and unrealized gain on
investments	1.54	5.18	5.52	2.19	1.87	1.66
Total from investment operations	1.36	4.89	5.32	2.06	1.64	1.43
Distributions from net realized gains	(5.43)	(4.14)	(2.45)	–	–	–
Net asset value, end of period	$19.46	$23.53	$22.78	$19.91	$17.85	$16.21
Total return(iii)	6.42%	25.33%	29.82%	11.54%	10.00%	9.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$8,194	$9,030	$ 11,767	$ 11,879	$ 13,878	$ 16,675
Ratio of gross expenses to average
net assets	2.05%	2.10%	2.12%	2.16%	2.16%	2.15%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	2.05%	2.10%	2.12%	2.16%	2.16%	2.15%
Ratio of net investment income (loss) to
average net assets	(1.80)%	(1.37)%	(0.99)%	(0.68)%	(1.27)%	(1.41)%
Portfolio turnover rate	74.75%	167.94%	115.08%	110.37%	63.17%	75.15%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Health Sciences Fund			Class C
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2015(i)	10/31/2014	10/31/2013	10/31/2012	10/31/2011	10/31/2010
Net asset value, beginning of period	$23.60	$22.83	$19.95	$17.88	$16.23	$14.80
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.18)	(0.29)	(0.20)	(0.13)	(0.22)	(0.22)
Net realized and unrealized gain on
investments	1.55	5.20	5.53	2.20	1.87	1.65
Total from investment operations	1.37	4.91	5.33	2.07	1.65	1.43
Distributions from net realized gains	(5.43)	(4.14)	(2.45)	–	–	–
Net asset value, end of period	$19.54	$23.60	$22.83	$19.95	$17.88	$16.23
Total return(iii)	6.46%	25.37%	29.81%	11.58%	10.20%	9.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$ 59,445	$ 60,628	$ 56,717	$ 50,049	$ 59,207	$ 64,825
Ratio of gross expenses to average
net assets	2.05%	2.06%	2.10%	2.14%	2.12%	2.12%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	2.05%	2.06%	2.10%	2.14%	2.12%	2.12%
Ratio of net investment income (loss) to
average net assets	(1.79)%	(1.34)%	(0.98)%	(0.67)%	(1.23)%	(1.37)%
Portfolio turnover rate	74.75%	167.94%	115.08%	110.37%	63.17%	75.15%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Growth & Income Fund			Class A
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2015(i)	10/31/2014	10/31/2013	10/31/2012	10/31/2011	10/31/2010
Net asset value, beginning of period	$33.56	$29.63	$24.43	$21.74	$21.38	$19.50
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income(ii)	0.32	0.63	0.56	0.44	0.32	0.42
Net realized and unrealized gain on
investments	0.98	3.92	5.11	2.60	0.69	1.86
Total from investment operations	1.30	4.55	5.67	3.04	1.01	2.28
Dividends from net investment income	(0.29)	(0.62)	(0.47)	(0.35)	(0.65)	(0.40)
Distributions from net realized gains	(1.08)	–	–	–	–	–
Net asset value, end of period	$33.49	$33.56	$29.63	$24.43	$21.74	$21.38
Total return(iii)	3.93%	15.53%	23.45%	14.02%	4.80%	11.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$ 75,577	$ 73,674	$ 80,832	$ 73,050	$ 41,446	$ 41,160
Ratio of gross expenses to average
net assets	1.14%	1.18%	1.19%	1.25%	1.43%	1.46%
Ratio of expense reimbursements to
average net assets	–	–	–	–	(0.03)%	(0.09)%
Ratio of net expenses to average net
assets	1.14%	1.18%	1.19%	1.25%	1.40%	1.37%
Ratio of net investment income (loss) to
average net assets	1.92%	2.00%	2.07%	1.87%	1.49%	2.08%
Portfolio turnover rate	10.34%	21.20%	29.27%	45.36%	119.61%	72.11%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Growth & Income Fund			Class C
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2015(i)	10/31/2014	10/31/2013	10/31/2012	10/31/2011	10/31/2010
Net asset value, beginning of period	$33.18	$29.33	$24.22	$21.54	$21.02	$19.19
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income(ii)	0.19	0.38	0.34	0.26	0.16	0.27
Net realized and unrealized gain on
investments	0.97	3.89	5.08	2.58	0.68	1.83
Total from investment operations	1.16	4.27	5.42	2.84	0.84	2.10
Dividends from net investment income	(0.17)	(0.42)	(0.31)	(0.16)	(0.32)	(0.27)
Distributions from net realized gains	(1.08)	–	–	–	–	–
Net asset value, end of period	$33.09	$33.18	$29.33	$24.22	$21.54	$21.02
Total return(iii)	3.55%	14.65%	22.53%	13.20%	4.00%	11.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$ 20,970	$ 19,999	$ 17,173	$ 13,121	$9,806	$ 11,259
Ratio of gross expenses to average
net assets	1.90%	1.93%	1.96%	2.01%	2.16%	2.17%
Ratio of expense reimbursements to
average net assets	–	–	–	–	(0.03)%	(0.09)%
Ratio of net expenses to average net
assets	1.90%	1.93%	1.96%	2.01%	2.13%	2.08%
Ratio of net investment income (loss) to
average net assets	1.15%	1.22%	1.27%	1.11%	0.75%	1.36%
Portfolio turnover rate	10.34%	21.20%	29.27%	45.36%	119.61%	72.11%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Growth & Income Fund		Class Z
From 3/1/2012
	Six ended months	Year ended	Year ended	(commencement of operations) to
	4/30/2015(i)	10/31/2014	10/31/2013	10/31/2012(ii)

Net asset value, beginning of period	$33.57	$29.64	$24.43	$23.83
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income(iii)	0.36	0.63	0.59	0.34
Net realized and unrealized gain on
investments	0.97	4.00	5.14	0.59
Total from investment operations	1.33	4.63	5.73	0.93
Dividends from net investment income	(0.32)	(0.70)	(0.52)	(0.33)
Distributions from net realized gains	(1.08)	–	–	–
Net asset value, end of period	$33.50	$33.57	$29.64	$24.43
Total return(iv)	4.04%	15.78%	23.74%	3.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$8,877	$8,441	$2,306	$1,087
Ratio of gross expenses to average
net assets	0.92%	1.05%	1.36%	2.92%
Ratio of expense reimbursements to
average net assets	–	(0.10)%	(0.41)%	(1.97)%
Ratio of net expenses to average net
assets	0.92%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to
average net assets	2.14%	1.98%	2.18%	2.14%
Portfolio turnover rate	10.34%	21.20%	29.27%	45.36%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.
(iii) Amount was computed based on average shares outstanding during the period.
(iv) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:
The Alger Funds (the “Trust”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The
Trust qualifies as an investment company as defined in the Financial Accounting Standards
Board Accounting Standards Codification 946-Financial Services – Investment Companies.
The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in eight funds — Alger Capital Appreciation Fund, Alger International
Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, Alger Small
Cap Growth Fund, Alger Growth Opportunities Fund, Alger Health Sciences Fund and
Alger Growth & Income Fund (collectively, the “Funds” or individually, each a “Fund”).
The Alger Capital Appreciation Fund, Alger International Growth Fund, Alger Mid Cap
Growth Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger
Growth Opportunities Fund and Alger Health Sciences Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.
The Alger Growth & Income Fund also invests primarily in equity securities but has an investment objective of both capital appreciation and current income.

Each Fund offers one or more of the following share classes: Class A, B, C, I and Z. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Class I and Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the costs of its plan of distribution, if it maintains one, and transfer agency and sub-transfer agency services.

NOTE 2 — Significant Accounting Policies:
(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees.
Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Standard Time).
Equity securities and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.
Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the investment manager, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value
Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – signifÿÿÿÿicant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.
Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.
Inputs for Level 3 include revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Trust’s Board of Trustees (“Board”) and comprised of representatives of the Trust’s investment advisor. The Committee reports its fair valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’
pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.
(c) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.

(d) Foreign Currency Translations: The books and records of the Funds are maintained in U.S.
dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the accompanying
Statements of Operations.

(e) Option Contracts: When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
The Funds may also purchase put and call options. Each Fund pays a premium which is included in the Fund’s accompanying Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

(f) Lending of Fund Securities: The Funds may lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Fund’s total assets, as defined in its prospectuses. The Funds earn fees on the securities loaned, which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash or securities that are maintained with the Custodian in an amount equal to at least 102 percent of the current market value of U.S. loaned securities or 105 percent for non-U.S.
loaned securities. The market value of the loaned securities is determined at the close of business of the Fund. Any required additional collateral is delivered to the Custodian and any excess collateral is returned to the borrower on the next business day. In the event the borrower fails to return the loaned securities when due, the Funds may take the collateral to replace the securities. If the value of the collateral is less than the purchase cost of replacement securities, the Custodian shall be responsible for any shortfall, but only to the extent that the shortfall is not due to any diminution in collateral value, as defined in the securities lending agreement. The Funds are required to maintain the collateral in a segregated account and determine its value each day until the loaned securities are returned.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Cash collateral may be invested as determined by the Funds. Collateral is returned to the borrower upon settlement of the loan. There were no securities loaned as of April 30, 2015.
(g) Dividends to Shareholders: Dividend payable to shareholders are recorded on the ex-
dividend date. The Funds declare and pay dividends from net investment income annually except that the Alger Growth & Income Fund declares and pays such dividends quarterly.
With respect to all Funds, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.
Each class is treated separately in determining the amounts from dividends of net investment income payable to holders of its shares.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of a Fund’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses, foreign currency transactions and premium/discount of debt securities. The reclassifications are done annually at fiscal year end and have no impact on the net asset values of the Funds and are designed to present each Fund’s capital accounts on a tax basis.

(h) Federal Income Taxes: It is each Fund’s policy to comply with the requirements of the
Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided the Funds maintain such compliance, no federal income tax provision is required. Each Fund is treated as a separate entity for the purpose of determining such compliance.
Financial Accounting Standards Board Accounting Standards Codification 740 – Income
Taxes (“ASC 740”) requires the Funds to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The Funds file income tax returns in the U.S., as well as New York State and New York City. The statute of limitations on the Funds’ tax returns remains open for the tax years 2011-2014 and the intermediary period through April 30, 2015. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

(i) Allocation Methods: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Fund are allocated among the Fund’s classes based on relative net assets, with the exception of distribution fees, transfer agency fees, and shareholder servicing and related fees.
(j) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

and assumptions that affect the reported amounts therein. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to present a fair statement of results for the interim period. Actual results may differ from those estimates.
NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:
(a) Investment Advisory Fees: Fees incurred by each Fund, pursuant to the provisions of the Trust’s Investment Advisory Agreement with Fred Alger Management, Inc. (“Alger
Management” or the “Manager”), are payable monthly and computed based on the following rates. The actual rate paid as a percentage of average daily net assets, for the six months ended April 30, 2015, is set forth below under the heading “Actual Rate.”

	Tier 1	Tier 2	Tier 3	Actual Rate
Alger Capital Appreciation Fund(a)	0.810%	0.650%	0.600%	0.810%
Alger International Growth Fund(b)	0.710	0.600	—	0.710
Alger Mid Cap Growth Fund(b)	0.760	0.700	—	0.760
Alger SMid Cap Growth Fund(b)	0.810	0.750	—	0.810
Alger Small Cap Growth Fund(b)	0.810	0.750	—	0.810
Alger Growth Opportunities Fund(b)	0.850	0.750	—	0.850
Alger Health Sciences Fund(c)	0.810	0.650	—	0.810
Alger Growth & Income Fund(b)	0.585	0.550	—	0.585

(a) Tier 1 rate is paid on assets up to $2 billion, Tier 2 rate is paid on assets between $2 and
$4 billion and Tier 3 rate is paid on assets in excess of $4 billion.

(b) Tier 1 rate is paid on assets up to $1 billion and Tier 2 rate is paid on assets in excess of
$1 billion.

(c) Tier 1 rate is paid on assets up to $500 million and Tier 2 rate is paid on assets in excess of $500 million.

Alger Management has established expense caps for several share classes, effective through
February 28, 2016, whereby it reimburses the share classes if annualized operating expenses
(excluding interest, taxes, brokerage, dividend expense and extraordinary expenses) exceed the rates, based on average daily net assets, listed below

					FEES WAIVED /
					REIMBURSED FOR
					THE SIX MONTHS
		CLASS			ENDED
	A	C	I	Z	APRIL 30, 2015
Alger International Growth Fund	–	–	1.15%	0.89%	$12,725
Alger Small Cap Growth Fund	–	–	–	0.99	10,904
Alger Growth Opportunities Fund	1.60%	2.25%	1.35	0.99	57,225
Alger Growth & Income Fund	–	–	–	0.95	—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(b) Administration Fees: Fees incurred by each Fund, pursuant to the provisions of the Trust’s
Administration Agreement with Fred Alger Management, Inc., are payable monthly and computed based on the average daily net assets of each Fund at the annual rate of 0.0275%.
(c) Distribution Fees:
Class A Shares: The Class A shares of each Fund have adopted a distribution plan pursuant to which each Fund pays Fred Alger & Company, Incorporated, the Fund’s distributor (the
“Distributor” or “Alger Inc.”) and an affiliate of Alger Management, a fee at the annual rate of 0.25% of the respective average daily net assets of the Class A shares of the designated
Fund to compensate Alger Inc. for its activities and expenses incurred in distributing the
Class A shares and shareholder servicing. Fees paid may be more or less than the expenses incurred by Alger Inc.

Class B Shares: The Trust has adopted an Amended and Restated Plan of Distribution pursuant to which Class B shares of each Fund issuing such shares reimburse Alger Inc.
for costs and expenses incurred by Alger Inc. in connection with advertising, marketing and selling the Class B shares, and shareholder servicing, not to exceed an annual rate of 1%
of the respective average daily net assets of the Class B shares of the designated Fund. If in any month, the costs incurred by Alger Inc. relating to the Class B shares are in excess of the distribution fees charged to the Class B shares of the Fund, the excess may be carried forward, with interest, and sought to be reimbursed in future periods. As of April
30, 2015, such excess carried forward was $16,135,912, $10,669,053 and $16,065,167, for
Class B shares of the Alger International Growth Fund, Alger Mid Cap Growth Fund and
Alger Small Cap Growth Fund, respectively. Contingent deferred sales charges imposed on redemptions of Class B shares will reduce the amount of distribution expenses for which reimbursement may be sought. See Note 3(d) below.

Class C Shares: The Trust has adopted a Distribution Plan pursuant to which Class C shares of each Fund pay Alger Inc. a fee at the annual rate of 1% of the respective average daily net assets of the Class C shares of the designated Fund to compensate Alger Inc. for its activities and expenses incurred in distributing the Class C shares and shareholder servicing.
The fees paid may be more or less than the expenses incurred by Alger Inc.

Class I Shares: The Trust has adopted a Distribution Plan pursuant to which Class I shares of the Alger International Growth Fund’ Alger SMid Cap Growth Fund and Alger Growth
Opportunities Fund, each pay Alger Inc. a fee at the annual rate of 0.25% of the average daily net assets of the Fund’s Class I shares to compensate Alger Inc. for its activities and expenses incurred in distributing the Class I shares and shareholder servicing. The fees paid may be more or less than the expenses incurred by Alger Inc.

(d) Sales Charges: Purchases and sales of shares of the Funds may be subject to initial sales charges or contingent deferred sales charges. The contingent deferred sales charges are used by Alger Inc. to offset distribution expenses previously incurred. Sales charges do not represent expenses of the Trust. For the six months ended April 30, 2015, the initial sales

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

charges and contingent deferred sales charges imposed, all of which were retained by Alger
Inc., were as follows:

		CONTINGENT
	INITIAL SALES	DEFERRED SALES
	CHARGES	CHARGES
Alger Capital Appreciation Fund	$5,015	$16,281
Alger International Growth Fund	4,484	25,819
Alger Mid Cap Growth Fund	3,764	19,140
Alger SMid Cap Growth Fund	330	3,836
Alger Small Cap Growth Fund	1,178	6,666
Alger Growth Opportunities Fund	364	68
Alger Health Sciences Fund	870	3,112
Alger Growth & Income Fund	3,604	605

(e) Brokerage Commissions: During the six months ended April 30, 2015, the Alger Capital
Appreciation Fund, Alger International Growth Fund, Alger Mid Cap Growth Fund, Alger
SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Growth Opportunities
Fund, Alger Health Sciences Fund and Alger Growth & Income Fund paid Alger Inc.
commissions of $358,780, $6,361, $44,187, $253,110, $49,071, $2,879, $86,495 and $6,435
respectively, in connection with securities transactions.
(f) Shareholder Administrative Fees: The Trust has entered into a shareholder administrative services agreement with Alger Management to compensate Alger Management for its liaison and administrative oversight of Boston Financial Data Services, Inc., the transfer agent, and other related services. The Funds compensate Alger Management at the annual rate of
0.0165% of their respective average daily net assets for the Class A, Class B and Class C shares and 0.01% of the daily net assets of the Class I and Class Z shares for these services.
Alger Management makes payments to intermediaries that provide sub-accounting services to omnibus accounts invested in the Funds. A portion of the fees paid by Alger Management to intermediaries that provide sub-accounting services are charged back to the appropriate
Fund, subject to certain limitations, as approved by the Board. For the six months ended
April 30, 2015, Alger Management charged back to the Alger Capital Appreciation Fund,
Alger International Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth
Fund, Alger Small Cap Growth Fund, Alger Growth Opportunities Fund, Alger Health
Sciences Fund and Alger Growth & Income Fund, $325,711, $21,719, $33,432, $354,911,
$25,702, $3,041, $37,409 and $15,905, respectively, for these services, which are included in transfer agent fees and expenses in the accompanying Statements of Operations.

(g) Trustees’ Fees: From November 1, 2014, through February 28, 2015, each Fund paid each trustee who is not affiliated with Alger Management or its affiliates $950 for each meeting attended, to a maximum of $3,800 per annum, plus travel expenses incurred for attending the meeting. The Chairman of the Board received an additional annual fee of $24,300 which was paid, pro rata, by all U.S.-registered funds managed by Alger Management. Additionally,

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

each member of a Fund’s audit committee received $81 from the Fund for each audit committee meeting attended, to a maximum of $324 per annum.
Effective March 1, 2015, each Independent Trustee receives a fee of $25,875 for each meeting attended, to a maximum of $103,500 per annum, paid pro rata by each Fund in the Alger Fund Complex, plus travel expenses incurred for attending the meeting. The
Independent Trustee appointed as Chairman of the Board of Trustees receives an additional compensation of $24,300 per annum paid pro rata by each fund in the Alger Fund Complex.
Additional, each member of the Audit Committee receives a fee of $2,500 for each meeting attended to a maximum of $10,000 per annum, paid pro rata by each Fund in the Alger
Fund Complex.

(h) Interfund Loans: The Funds, along with other funds advised by Alger Management, may borrow money from and lend money to each other for temporary or emergency purposes.
To the extent permitted under its investment restrictions, each fund may lend uninvested cash in an amount up to 15% of its net assets to other funds. If a fund has borrowed from other funds and has aggregate borrowings from all sources that exceed 10% of the fund’s total assets, such fund will secure all of its loans from other funds. The interest rate charged on interfund loans is equal to the average of the overnight time deposit rate and bank loan rate available to the funds. There were no interfund loans outstanding as of April 30, 2015.
During the six months ended April 30, 2015, Alger International Growth Fund and Alger
Mid Cap Growth Fund incurred interfund loan interest expense of $15 and $ 13, respectively.
During the six months ended April 30, 2015, Alger Mid Cap Growth Fund and Alger Small
Cap Growth Fund earned interfund loan interest income of $324 and $183, respectively.

(i) Other Transactions With Affiliates: Certain officers of the Trust are directors and officers of Alger Management and the Distributor. At April 30, 2015, Alger Management and its
affiliates owned shares in the following Funds:

			SHARE CLASS
	A	B	C	I	Z
Alger Capital Appreciation Fund	79,659	—	—	—	87
Alger International Growth Fund	56,772	—	—	7,291	52,237
Alger Mid Cap Growth Fund	77,289	—	—	—	—
Alger SMid Cap Growth Fund	472,539	—	48,559	—	88
Alger Small Cap Growth Fund	113,609	—	—	—	177
Alger Growth Opportunities Fund	—	—	—	—	286,570
Alger Health Sciences Fund	—	—	—	—	—
Alger Growth & Income Fund	15,653	—	—	—	11,560

NOTE 4 — Securities Transactions:
The following summarizes the securities transactions by the Trust, other than U.S.
Government securities, short-term securities, purchased options and short sales, for the six months ended April 30, 2015:

	PURCHASES	SALES
Alger Capital Appreciation Fund	$1,356,484,819	$1,248,390,728

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	PURCHASES	SALES
Alger International Growth Fund	97,638,468	95,428,367
Alger Mid Cap Growth Fund	132,670,411	148,274,554
Alger SMid Cap Growth Fund	577,133,057	968,378,098
Alger Small Cap Growth Fund	167,160,846	178,501,021
Alger Growth Opportunities Fund	27,074,916	20,468,991
Alger Health Sciences Fund	151,551,874	179,569,131
Alger Growth & Income Fund	10,367,899	11,621,155

Written call and put options activity for the six months ended April 30, 2015, was as follows:

	NUMBER OF	PREMIUMS
	CONTRACTS	RECEIVED
Alger Mid Cap Growth Fund
Call Options outstanding at
October 31, 2014	1,754	$318,911
Call Options written	1,395	356,059
Call Options closed	(1,255)	(235,058)
Call Options expired	(1,420)	(264,059)
Call Options exercised	(474)	(175,853)
Call Options outstanding at
April 30, 2015	—	$—
$–
	NUMBER OF	PREMIUMS
	CONTRACTS	RECEIVED
Alger Mid Cap Growth Fund
Put Options outstanding at
October 31, 2014	821	$278,473
Put Options written	1,985	377,703
Put Options closed	(1,514)	(437,238)
Put Options expired	(1,056)	(140,088)
Put Options exercised	(236)	(78,850)
Put Options outstanding at
April 30, 2015	—	$—

NOTE 5 — Borrowing:
The Funds may borrow from their custodian on an uncommitted basis. Each Fund pays the custodian a market rate of interest, generally based upon the London Interbank Offered
Rate. The Funds may also borrow from other funds advised by Alger Management, as discussed in Note 3(h). For the six months ended April 30, 2015, the Funds had the following borrowings:

	AVERAGE DAILY	WEIGHTED AVERAGE
	BORROWING	INTEREST RATE
Alger International Growth Fund	$29,520	8.98%
Alger Mid Cap Growth Fund	3,838	1.50
Alger SMid Cap Growth Fund	2,741,617	1.10
Alger Growth Opportunities Fund	14,073	2.19
Alger Health Sciences Fund	171,761	1.50

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The highest amount borrowed during the six months ended April 30, 2015 for each Fund was as follows:

HIGHEST BORROWING
Alger International Growth Fund	$1,353,992
Alger Mid Cap Growth Fund	432,000
Alger SMid Cap Growth Fund	91,440,000
Alger Growth Opportunities Fund	376,681
Alger Health Sciences Fund	4,081,000

NOTE 6 — Share Capital:
(a) The Trust has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into eight series. Each series is divided into separate classes. The transactions of shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	APRIL 30, 2015		OCTOBER 31, 2014
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Capital Appreciation Fund
Class A:
Shares sold	10,722,228	$223,835,293	13,211,382	$287,181,854
Shares converted from Class B	70,576	1,526,940	179,127	3,845,599
Shares converted from Class C	18	358	4,156	85,600
Dividends reinvested	7,954,361	164,178,015	3,572,461	73,556,971
Shares redeemed	(7,142,633)	(154,219,125)	(14,378,152)	(313,744,777)
Net increase	11,604,550	$235,321,481	2,588,974	$50,925,247
Class B:
Shares sold	58,732	$1,051,465	70,695	$1,312,564
Shares converted to Class A	(83,697)	(1,526,940)	(206,794)	(3,845,599)
Dividends reinvested	239,941	4,150,980	125,630	2,242,491
Shares redeemed	(140,169)	(2,564,664)	(243,453)	(4,557,220)
Net increase (decrease)	74,807	$1,110,841	(253,922)	$(4,847,764)
Class C:
Shares sold	3,314,836	$60,029,164	2,592,917	$48,802,255
Shares converted to Class A	(21)	(358)	(4,787)	(85,600)
Dividends reinvested	1,510,451	26,221,422	566,504	10,140,425
Shares redeemed	(1,089,003)	(19,808,507)	(1,940,136)	(36,437,122)
Net increase	3,736,263	$66,441,721	1,214,498	$22,419,958
Class Z:
Shares sold	2,816,799	$62,676,526	4,243,426	$95,173,015
Dividends reinvested	1,662,259	34,707,971	528,898	10,964,045
Shares redeemed	(2,282,336)	(49,105,015)	(1,140,898)	(25,118,699)
Net increase	2,196,722	$48,279,482	3,631,426	$81,018,361

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	APRIL 30, 2015		OCTOBER 31, 2014
	SHARES	AMOUNT	SHARES	AMOUNT
Alger International Growth Fund
Class A:
Shares sold	290,156	$4,627,564	1,145,285	$17,668,080
Shares converted from Class B	36,839	571,537	121,443	1,872,316
Shares converted from Class C	714	11,466	724	11,317
Dividends reinvested	75,380	1,141,318	1,550	23,859
Shares redeemed	(736,748)	(11,413,242)	(2,208,184)	(34,524,693)
Net decrease	(333,659)	$(5,061,357)	(939,182)	$(14,949,121)
Class B:
Shares sold	14,198	$196,772	56,629	$776,513
Shares converted to Class A	(41,704)	(571,537)	(137,613)	(1,872,316)
Dividends reinvested	727	9,757	—	—
Shares redeemed	(363,674)	(4,917,492)	(1,777,215)	(24,630,116)
Net decrease	(390,453)	$(5,282,500)	(1,858,199)	$(25,725,919)
Class C:
Shares sold	85,985	$1,188,481	455,059	$6,160,274
Shares converted to Class A	(816)	(11,466)	(825)	(11,317)
Dividends reinvested	5,186	68,915	—	—
Shares redeemed	(185,704)	(2,526,011)	(238,269)	(3,218,204)
Net increase (decrease)	(95,349)	$(1,280,081)	215,965	$2,930,753
Class I:
Shares sold	138,222	$2,192,371	308,627	$4,700,595
Dividends reinvested	2,439	36,830	68	1,046
Shares redeemed	(62,760)	(956,884)	(75,213)	(1,147,553)
Net increase	77,901	$1,272,317	233,482	$3,554,088
Class Z:
Shares sold	661,802	$10,666,434	816,767	$12,666,277
Dividends reinvested	5,490	83,664	—	—
Shares redeemed	(88,452)	(1,405,069)	(409,999)	(6,114,319)
Net increase	578,840	$9,345,029	406,768	$6,551,958

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	APRIL 30, 2015		OCTOBER 31, 2014
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Mid Cap Growth Fund
Class A:
Shares sold	501,081	$5,572,646	1,080,502	$10,846,934
Shares converted from Class B	57,658	624,475	195,566	1,960,843
Shares converted from Class C	42	455	974	9,513
Shares redeemed	(1,201,952)	(13,157,564)	(2,981,124)	(30,495,177)
Net decrease	(643,171)	$(6,959,988)	(1,704,082)	$(17,677,887)
Class B:
Shares sold	22,945	$205,426	76,714	$644,722
Shares converted to Class A	(70,512)	(624,475)	(237,860)	(1,960,843)
Shares redeemed	(508,106)	(4,493,442)	(2,480,243)	(21,418,013)
Net decrease	(555,673)	$(4,912,491)	(2,641,389)	$(22,734,134)
Class C:
Shares sold	131,373	$1,175,985	267,790	$2,228,778
Shares converted to Class A	(51)	(455)	(1,193)	(9,513)
Shares redeemed	(296,973)	(2,624,784)	(664,280)	(5,456,185)
Net decrease	(165,651)	$(1,449,254)	(397,683)	$(3,236,920)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	APRIL 30, 2015		OCTOBER 31, 2014
	SHARES	AMOUNT	SHARES	AMOUNT
Alger SMid Cap Growth Fund
Class A:
Shares sold	1,255,024	$22,037,950	2,339,099	$44,560,299
Shares converted from Class B	11,826	212,779	20,764	399,718
Shares converted from Class C	—	—	88	1,625
Dividends reinvested	1,756,178	29,697,232	2,093,976	38,298,826
Shares redeemed	(2,923,846)	(51,802,175)	(6,072,094)	(116,213,077)
Net increase (decrease)	99,182	$145,786	(1,618,167)	$(32,952,609)
Class B:
Shares sold	12,637	$185,261	17,208	$280,665
Shares converted to Class A	(13,574)	(212,779)	(23,321)	(399,713)
Dividends reinvested	56,485	828,071	68,350	1,114,787
Shares redeemed	(75,980)	(1,165,519)	(134,871)	(2,286,197)
Net decrease	(20,432)	$(364,966)	(72,634)	$(1,290,458)
Class C:
Shares sold	216,855	$3,278,911	387,335	$6,555,383
Shares converted to Class A	—	—	(98)	(1,625)
Dividends reinvested	503,010	7,399,281	519,801	8,498,750
Shares redeemed	(417,545)	(6,485,226)	(789,453)	(13,402,438)
Net increase	302,320	$4,192,966	117,585	$1,650,070
Class I:
Shares sold	3,832,194	$69,386,464	10,609,972	$204,542,125
Dividends reinvested	5,334,507	91,380,102	5,182,532	95,876,850
Shares redeemed	(22,654,371)	(412,663,137)	(12,847,289)	(249,345,195)
Net increase (decrease)	(13,487,670)	$(251,896,571)	2,945,215	$51,073,780
Class Z:
Shares sold	235,055	$4,194,438	1,146,769	$22,314,309
Dividends reinvested	188,649	3,250,429	185,120	3,430,278
Shares redeemed	(740,287)	(13,872,643)	(1,892,258)	(38,111,803)
Net decrease	(316,583)	$(6,427,776)	(560,369)	$(12,367,216)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	APRIL 30, 2015		OCTOBER 31, 2014
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Small Cap Growth Fund
Class A:
Shares sold	1,097,958	$9,306,082	4,323,172	$39,318,507
Shares converted from Class B	48,915	415,887	149,736	1,359,595
Dividends reinvested	1,746,872	14,202,069	2,022,570	18,041,321
Shares redeemed	(1,990,486)	(16,924,327)	(8,505,233)	(75,621,901)
Net increase (decrease)	903,259	$6,999,711	(2,009,755)	$(16,902,478)
Class B:
Shares sold	83,204	$559,111	134,678	$1,013,908
Shares converted to Class A	(58,759)	(415,887)	(175,477)	(1,359,595)
Dividends reinvested	153,462	1,031,264	207,372	1,576,026
Shares redeemed	(221,381)	(1,549,914)	(568,599)	(4,407,986)
Net decrease	(43,474)	(375,426)	(402,026)	(3,177,647)
Class C:
Shares sold	105,274	$712,835	193,166	$1,462,988
Dividends reinvested	254,757	1,673,757	275,016	2,051,622
Shares redeemed	(275,005)	(1,913,840)	(583,964)	(4,369,610)
Net increase (decrease)	85,026	$472,752	(115,782)	$(855,000)
Class Z:
Shares sold	786,091	$6,687,436	1,824,706	$16,462,273
Dividends reinvested	819,654	6,729,363	953,204	8,550,243
Shares redeemed	(929,789)	(8,035,314)	(3,584,524)	(32,602,654)
Net increase (decrease)	675,956	$5,381,485	(806,614)	$(7,590,138)

Alger Growth Opportunities Fund
Class A:
Shares sold	564,997	$6,453,428	164,449	$1,925,279
Dividends reinvested	45,119	481,873	87,103	973,816
Shares redeemed	(201,159)	(2,284,395)	(205,708)	(2,337,860)
Net increase	408,957	$4,650,906	45,844	$561,235
Class C:
Shares sold	258,544	$2,749,538	19,583	$211,735
Dividends reinvested	21,518	213,678	34,476	362,687
Shares redeemed	(24,784)	(258,157)	(25,419)	(269,945)
Net increase	255,278	$2,705,059	28,640	$304,477
Class I:
Shares sold	173,329	$2,025,863	151,899	$1,801,664
Dividends reinvested	9,345	102,042	16,661	189,606
Shares redeemed	(81,239)	(948,560)	(122,287)	(1,414,886)
Net increase	101,435	$1,179,345	46,273	$576,384
Class Z:
Shares sold	103,175	$1,218,409	7,250	$81,959
Dividends reinvested	23,909	261,562	38,842	441,639
Shares redeemed	(7,167)	(83,096)	(3,301)	(37,963)
Net increase	119,917	$1,396,875	42,791	$485,635

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	APRIL 30, 2015		OCTOBER 31, 2014
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Health Sciences Fund
Class A:
Shares sold	699,284	$16,806,373	1,013,092	$24,552,129
Shares converted from Class B	13,122	316,603	70,341	1,715,659
Shares converted from Class C	—	—	232	5,450
Dividends reinvested	1,035,935	23,173,875	757,953	16,720,439
Shares redeemed	(922,611)	(22,260,187)	(1,797,979)	(43,090,421)
Net increase (decrease)	825,730	$18,036,664	43,639	$(96,744)
Class B:
Shares sold	18,011	$341,316	15,819	$306,724
Shares converted to Class A	(15,376)	(316,603)	(79,676)	(1,715,659)
Dividends reinvested	84,278	1,597,068	77,996	1,512,347
Shares redeemed	(49,741)	(1,008,952)	(146,857)	(3,111,939)
Net increase (decrease)	37,172	$612,829	(132,718)	$(3,008,527)
Class C:
Shares sold	312,411	$6,123,712	281,154	$5,752,521
Shares converted to Class A	—	—	(264)	(5,450)
Dividends reinvested	494,274	9,401,097	342,721	6,662,498
Shares redeemed	(333,384)	(6,803,134)	(538,784)	(11,474,559)
Net increase	473,301	$8,721,675	84,827	$935,010

Alger Growth & Income Fund
Class A:
Shares sold	145,042	$4,865,009	288,605	$9,117,077
Shares converted from Class C	—	—	637	20,681
Dividends reinvested	77,624	2,570,866	41,505	1,301,713
Shares redeemed	(161,216)	(5,394,806)	(863,350)	(27,163,100)
Net increase (decrease)	61,450	$2,041,069	(532,603)	$(16,723,629)
Class C:
Shares sold	57,856	$1,922,114	129,627	$4,031,279
Shares converted to Class A	—	—	(644)	(20,681)
Dividends reinvested	19,650	643,771	6,438	200,118
Shares redeemed	(46,460)	(1,529,518)	(118,242)	(3,663,098)
Net increase	31,046	$1,036,367	17,179	$547,618
Class Z:
Shares sold	28,715	$955,662	196,859	$6,450,341
Dividends reinvested	7,132	236,237	838	27,453
Shares redeemed	(22,316)	(749,480)	(24,055)	(769,043)
Net increase	13,531	$442,419	173,642	$5,708,751

(b) Redemption Fee: Prior to March 1, 2015, the Funds imposed a 2.00% redemption fee on certain Class A, Class B and Class C shares redeemed (including shares redeemed by

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

exchange) within 30 days after such shares were acquired. The fees retained by the Funds are included as paid-in capital on the accompanying Statement of Assets and Liabilities.
NOTE 7 — Income Tax Information:
At October 31, 2014, the Funds, for federal income tax purposes, had capital loss carryforwards as set forth in the table below. These amounts may be applied against future net realized gains until the earlier of their utilization or expiration.

	Alger Capital	Alger International	Alger Mid Cap	Alger SMid Cap
Expiration Dates	Appreciation Fund	Growth Fund	Growth Fund	Growth Fund
2017	—	$12,594,530	$39,344,992	—
Total	—	12,594,530	39,344,992	—

	Alger Small Cap	Alger Growth	Alger Health	Alger Growth &
Expiration Dates	Growth Fund	Opportunities Fund	Sciences Fund	Income Fund
Total	—	—	—	—

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after October 31, 2011 will not be subject to expiration. In addition, losses incurred after October 31, 2011 must be utilized prior to the utilization of capital loss carryforwards above.

During the year ended October 31, 2014 the Alger International Growth Fund, Alger Mid
Cap Growth Fund, and Alger Growth & Income Fund utilized $7,624,419, $45,672,430, and
$4,354,870 of their capital loss carryforwards, respectively.

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales,
U.S. Internal Revenue Code Section 988 currency transactions, nondeductible expenses on dividends sold short, the tax treatment of partnerships investments, the realization of unrealized appreciation of passive foreign investment companies, and return of capital from real estate investment trust investments.

NOTE 8 — Fair Value Measurements:
The following is a summary of the inputs used as of April 30, 2015 in valuing the Funds’
investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

*Alger Small Cap Growth Fund and Alger Health Sciences Fund rights are fair valued at zero as of April 30, 2015.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$ 343,026,843	$ 342,987,025	—	$39,818
Consumer Staples	131,017,924	131,017,924	—	—
Energy	100,147,173	100,147,173	—	—
Financials	105,825,044	105,825,044	—	—
Health Care	392,352,268	392,352,268	—	—
Industrials	203,467,129	203,467,129	—	—
Information Technology	676,155,249	675,065,414	—	1,089,835
Materials	47,093,459	47,093,459	—	—
Telecommunication Services	34,580,219	34,580,219	—	—
Utilities	15,608,854	15,608,854	—	—
TOTAL COMMON STOCKS	$ 2,049,274,162	$ 2,048,144,509	—	$1,129,653
MASTER LIMITED PARTNERSHIP
Financials	56,642,970	56,642,970	—	—
PREFERRED STOCKS
Consumer Discretionary	1,135,338	—	—	1,135,338
Health Care	3,374,008	—	—	3,374,008
Information Technology	5,023,749	—	—	5,023,749
TOTAL PREFERRED STOCKS	$ 9,533,095	—	—	$9,533,095
REAL ESTATE INVESTMENT TRUST
Financials	9,805,943	9,805,943	—	—
TOTAL INVESTMENTS IN
SECURITIES	$ 2,125,256,170	$ 2,114,593,422	—	$10,662,748

Alger International Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	30,172,082	30,172,082	—	—
Consumer Staples	13,285,618	13,285,618	—	—
Energy	10,249,920	10,249,920	—	—
Financials	47,720,776	47,720,776	—	—
Health Care	32,826,110	32,826,110	—	—
Industrials	24,005,219	24,005,219	—	—
Information Technology	32,756,731	32,756,731	—	—
Materials	10,595,446	10,595,446	—	—
Telecommunication Services	7,288,518	7,288,518	—	—
Utilities	5,514,385	5,514,385	—	—
TOTAL COMMON STOCKS	$214,414,805	$214,414,805	—	—
TOTAL INVESTMENTS IN
SECURITIES	$214,414,805	$214,414,805	—	—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	46,810,103	46,810,103	—	—
Consumer Staples	6,455,248	6,455,248	—	—
Energy	7,517,420	7,517,420	—	—
Financials	10,743,373	10,743,373	—	—
Health Care	26,280,848	26,280,848	—	—
Industrials	28,893,262	28,893,262	—	—
Information Technology	47,272,452	47,156,019	—	116,433
Materials	6,482,690	6,482,690	—	—
Telecommunication Services	4,913,868	4,913,868	—	—
Utilities	1,727,461	1,727,461	—	—
TOTAL COMMON STOCKS	$187,096,725	$186,980,292	—	$116,433
PREFERRED STOCKS
Health Care	2,481,215	—	—	2,481,215
Information Technology	536,719	—	—	536,719
TOTAL PREFERRED STOCKS	$3,017,934	—	—	$3,017,934
REAL ESTATE INVESTMENT TRUST
Financials	5,072,942	5,072,942	—	—
TOTAL INVESTMENTS IN
SECURITIES	$195,187,601	$192,053,234	—	$3,134,367

Alger SMid Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	145,237,228	145,237,228	—	—
Consumer Staples	21,373,759	21,373,759	—	—
Energy	26,969,142	26,969,142	—	—
Financials	37,045,378	37,045,378	—	—
Health Care	125,188,504	125,188,504	—	—
Industrials	117,097,648	117,097,648	—	—
Information Technology	164,518,378	163,940,264	—	578,114
Materials	40,585,391	40,585,391	—	—
Telecommunication Services	3,734,258	3,734,258	—	—
TOTAL COMMON STOCKS	$681,749,686	$681,171,572	—	$578,114
MASTER LIMITED PARTNERSHIP
Financials	3,203,012	3,203,012	—	—
PREFERRED STOCKS
Health Care	3,211,581	—	—	3,211,581
Information Technology	2,664,899	—	—	2,664,899
TOTAL PREFERRED STOCKS	$5,876,480	—	—	$5,876,480
REAL ESTATE INVESTMENT TRUST
Financials	26,686,304	26,686,304	—	—
TOTAL INVESTMENTS IN
SECURITIES	$717,515,482	$711,060,888	—	$6,454,594

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	30,027,440	30,027,440	—	—
Consumer Staples	4,421,166	4,421,166	—	—
Energy	6,592,858	6,592,858	—	—
Financials	9,461,488	9,461,488	—	—
Health Care	58,281,188	58,281,188	—	—
Industrials	21,147,410	21,147,410	—	—
Information Technology	81,836,593	81,836,593	—	—
Materials	7,294,509	7,294,509	—	—
Utilities	1,652,354	1,652,354	—	—
TOTAL COMMON STOCKS	$220,715,006	$220,715,006	—	—
PREFERRED STOCKS
Health Care	675,194	—	—	675,194
REAL ESTATE INVESTMENT TRUST
Financials	5,020,870	5,020,870	—	—
RIGHTS
Health Care	—	—	—	—
TOTAL INVESTMENTS IN
SECURITIES	$226,411,070	$225,735,876	—	$675,194

Alger Growth Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	755,391	755,391	—	—
Financials	414,215	414,215	—	—
Health Care	6,765,276	6,765,276	—	—
Industrials	1,448,112	1,448,112	—	—
Information Technology	12,413,115	12,413,115	—	—
Materials	690,109	690,109	—	—
TOTAL COMMON STOCKS	$22,486,218	$22,486,218	—	—
PREFERRED STOCKS
Health Care	63,850	—	—	63,850
TOTAL INVESTMENTS IN
SECURITIES	$22,550,068	$22,486,218	—	$63,850

Alger Health Sciences Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Staples	7,363,086	7,363,086	—	—
Health Care	176,490,310	174,813,590	—	1,676,720
TOTAL COMMON STOCKS	$183,853,396	$182,176,676	—	$1,676,720
PREFERRED STOCKS
Health Care	11,374,629	—	—	11,374,629
RIGHTS
Health Care	—	—	—	—
TOTAL INVESTMENTS IN
SECURITIES	$195,228,025	$182,176,676	—	$13,051,349

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Growth & Income Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	13,858,592	13,856,161	—	2,431
Consumer Staples	11,027,165	11,027,165	—	—
Energy	7,384,188	7,384,188	—	—
Financials	13,065,903	13,065,903	—	—
Health Care	13,141,280	13,141,280	—	—
Industrials	11,044,282	11,044,282	—	—
Information Technology	18,515,254	18,515,254	—	—
Materials	1,291,932	1,291,932	—	—
Telecommunication Services	3,330,943	3,330,943	—	—
Utilities	1,259,337	1,259,337	—	—
TOTAL COMMON STOCKS	$93,918,876	$93,916,445	---	$2,431
CONVERTIBLE PREFERRED STOCKS
Health Care	770,508	770,508	—	—
MASTER LIMITED PARTNERSHIP
Energy	762,606	762,606	—	—
Financials	2,064,384	2,064,384	—	—
TOTAL MASTER LIMITED
PARTNERSHIP	$2,826,990	$2,826,990	—	—
PREFERRED STOCKS
Consumer Discretionary	63,795	—	—	63,795
REAL ESTATE INVESTMENT TRUST
Financials	3,169,685	3,169,685	—	—
TOTAL INVESTMENTS IN
SECURITIES	$100,749,854	$100,683,628	—	$66,226

				FAIR VALUE
			MEASUREMENTS
			USING SIGNIFICANT
			UNOBSERVABLE
			INPUTS (LEVEL 3)
Alger Capital Appreciation Fund			Common Stocks
Opening balance at November 1, 2014				$974,640
Transfers into Level 3				—
Transfers out of Level 3				—
Total gains or losses
Included in net realized gain (loss) on investments				–
Included in net unrealized gain (loss) on investments				155,013
Purchases and sales				–
Purchases				–
Sales				–
Closing balance at April 30, 2015				1,129,653
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 4/30/2015				$155,013

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Preferred Stocks
Opening balance at November 1, 2014	$8,978,474
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	554,621
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at April 30, 2015	9,533,095
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 4/30/2015	$554,621

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Common Stocks
Opening balance at November 1, 2014	$99,075
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	17,358
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at April 30, 2015	116,433
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 4/30/2015	$17,358

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2014	$462,915
Transfers into Level 3	1,492,970
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	73,804
Purchases and sales	–
Purchases	988,245
Sales	–
Closing balance at April 30, 2015	3,017,934
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 4/30/2015	$73,804

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger SMid Cap Growth Fund	Common Stocks
Opening balance at November 1, 2014	$491,925
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	86,189
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at April 30, 2015	578,114
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 4/30/2015	$86,189

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger SMid Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2014	$4,419,080
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	415,767
Purchases and sales	–
Purchases	1,041,633
Sales	–
Closing balance at April 30, 2015	5,876,480
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 4/30/2015	$415,767

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2014	$—
Transfers into Level 3	447,098
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases and sales	–
Purchases	228,096
Sales	–
Closing balance at April 30, 2015	675,194
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 4/30/2015	$–

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Growth Opportunities Fund	Preferred Stocks
Opening balance at November 1, 2014	$32,637
Transfers into Level 3	30,454
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	759
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at April 30, 2015	63,850
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 4/30/2015	$759

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Health Sciences Fund	Common Stocks
Opening balance at November 1, 2014	$1,676,721
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(1)
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at April 30, 2015	1,676,720
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 4/30/2015	$–

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Health Sciences Fund	Preferred Stocks
Opening balance at November 1, 2014	$385,495
Transfers into Level 3	4,942,022
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	8,965
Purchases and sales	–
Purchases	6,038,147
Sales	–
Closing balance at April 30, 2015	11,374,629
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 4/30/2015	$8,965

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Growth & Income Fund	Common Stocks
Opening balance at November 1, 2014	$2,887
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(456)
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at April 30, 2015	2,431
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 4/30/2015	$(456)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Growth & Income Fund	Preferred Stocks
Opening balance at November 1, 2014	$75,756
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(11,961)
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at April 30, 2015	63,795
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 4/30/2015	$(11,961)

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of April 30, 2015. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements.
The table below is not intended to be all-inclusive, but rather provides information on the
Level 3 inputs as they relate to our fair value measurements.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value	Valuation	Unobservable
	April 30, 2015	Methodology	Input	Input
Alger Capital Appreciation Fund
Common Stocks	$ 1,089,835	Income	Discount Rate	10%
		Approach
Common Stocks	39,818	Income	Discount Rate	40%
		Approach
Preferred Stocks	8,397,756	Income	Discount Rate	10%
		Approach
Preferred Stocks	1,135,338	Income	Discount Rate	40%
		Approach
Alger Mid Cap Growth Fund
Common Stocks	116,433	Income	Discount Rate	10%
		Approach
Preferred Stocks	539,720	Income	Discount Rate	10%
		Approach
Preferred Stocks	988,245	Income	Discount Rate	12%
		Approach
Preferred Stocks	1,492,970	Income	Discount Rate	15%
		Approach
Alger SMid Cap Growth Fund
Common Stocks	578,114	Income	Discount Rate	10%
		Approach
Preferred Stocks	4,834,847	Income	Discount Rate	10%
		Approach
Preferred Stocks	1,041,633	Income	Discount Rate	12%
		Approach
Alger Small Cap Growth Fund
Preferred Stocks	228,096	Income	Discount Rate	12%
		Approach
Preferred Stocks	447,098	Income	Discount Rate	15%
		Approach
Alger Growth Opportunities Fund
Preferred Stocks	33,396	Income	Discount Rate	10%
		Approach
Preferred Stocks	30,454	Income	Discount Rate	15%
		Approach
Alger Health Sciences Fund
Common Stocks	1,676,720	Income	Discount Rate	15%
		Approach
Preferred Stocks	394,460	Income	Discount Rate	10%
		Approach
Preferred Stocks	4,038,147	Income	Discount Rate	12%
		Approach
Preferred Stocks	4,942,022	Income	Discount Rate	15%
		Approach
Preferred Stocks	2,000,000	Income	Discount Rate	42%
		Approach
*Rights	-	Cost Approach	Discount Rate	15%

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Growth & Income Fund
Common Stocks	2,431	Income	Discount Rate	40%
		Approach
Preferred Stocks	63,795	Income	Discount Rate	40%
		Approach

*Fair value approximates cost without adjustments.

The significant unobservable inputs used in the fair value measurement of the company’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

On April 30, 2015, there were no transfers of securities between Level 1 to Level 2.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of April 30, 2015, such assets are categorized within the disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Capital Appreciation Fund	$ 11,142,789	$ 11,142,789	—	—
Alger International Growth Fund	5,534,256	5,534,256	—	—
Alger Mid Cap Growth Fund	6,459,605	6,459,605	—	—
Alger SMid Cap Growth Fund	13,475,527	13,475,527	—	—
Alger Small Cap Growth Fund	6,413,860	6,413,860	—	—
Alger Growth Opportunities Fund	1,327,576	1,327,576	—	—
Alger Health Sciences Fund	7,627,171	7,627,171	—	—
Alger Growth & Income Fund	4,336,389	4,336,389	—	—
Total	$ 56,317,173	$ 56,317,173	—	—

NOTE 9 — Derivatives:
Financial Accounting Standards Board Accounting Standards Codification 815 – Derivatives
and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The
Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.
The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the six months ended April 30, 2015, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty.
All of the Funds’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

There were no open derivative instruments as of April 30, 2015.

For the six months ended April 30, 2015, the Alger Mid Cap Growth Fund had option purchases of $1,671,980 and option sales of $1,193,292. The effect of derivative instruments on the accompanying Statement of Operations for the six months ended April 30, 2015 is as follows:

NET REALIZED GAIN ON INVESTMENTS, OPTIONS
Alger Mid Cap Growth Fund
Derivatives not accounted for as hedging instruments	Options
Purchased Options	$124,441
Written Options	(114,834)
Total	$9,607

NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS, OPTIONS
Alger Mid Cap Growth Fund
Derivatives not accounted for as hedging instruments	Options
Purchased Options	$64,010
Written Options	(65,814)
Total	$(1,804)

NOTE 10 — Affiliated Securities:
The securities listed below are deemed to be affiliate’s of the Funds because the Funds or their affiliates owned 5% or more of the company’s voting securities during all or part of the six months ended April 30, 2015. Purchase and sale transactions and dividend income earned during the year were as follows:

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Shares/
	Par at					Realized	Value at
	October Purchases/ Sales/			Shares/Par at Dividend		Gain	April 30,
Security	31, 2014	Conversion Conversion April 30, 2015 Income				(Loss)	2015

Alger Capital Appreciation Fund
Common Stocks
Choicestream, Inc.*	82,955	—	—	82,955	—	—	$39,818
Preferred Stocks
Choicestream, Inc.*	2,365,288	—	—	2,365,288	—	—	1,135,338
Alger Mid Cap Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc.*	—	219,610	—	219,610	—	—	988,245
Tolero Pharmaceuticals, Inc.*	495,000	—	—	495,000	—	—	1,492,970
Alger SMid Cap Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc.*	—	231,474	—	231,474	—	—	1,041,633
Alger Small Cap Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc.*	—	50,688	—	50,688	—	—	228,096
Tolero Pharmaceuticals, Inc.*	148,237	—	—	148,237	—	—	447,098
Alger Growth Opportunities Fund
Preferred Stocks
Tolero Pharmaceuticals, Inc.*	10,097	—	—	10,097	—	—	30,454
Alger Health Sciences Fund
Preferred Stocks
Catabasis Pharmaceuticals,
Inc.*	—	2,104,599	—	2,104,599	—	—	2,000,000
Prosetta Biosciences, Inc.*	—	897,366	—	897,366	—	—	4,038,147
Tolero Pharmaceuticals, Inc.*	1,638,547	—	—	1,638,547	—	—	4,942,022

Alger Growth & Income Fund
Common Stocks
Choicestream, Inc.*	5,064	—	—	5,064	—	—	2,431
Preferred Stocks
Choicestream, Inc.*	132,906	—	—	132,906	—	—	63,795

*Non-income producing security.

NOTE 11 — Subsequent Events:
Management of each Fund has evaluated events that have occurred subsequent to April
30, 2015 through the issuance date of the Financial Statements. No such events have been identified which require recognition and/or disclosure.

THE ALGER FUNDS
ADDITIONAL INFORMATION (Unaudited)

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: transaction costs, if applicable, including sales charges (loads) and redemption fees; and ongoing costs, including management fees, distribution (12b-1) fees, if applicable, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the six-month period starting November 1, 2014 and ending April 30, 2015.

Actual Expenses
The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you would have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid during the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) and redemption fees. Therefore, the second line under each class of shares in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

THE ALGER FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)

					Annualized
				Expenses	Expense Ratio
		Beginning	Ending	Paid During	For the
		Account	Account	the Six Months	Six Months
		Value	Value	Ended	Ended
		November 1, 2014	April 30, 2015	April 30, 2015(a)	April 30, 2015(b)
Alger Capital Appreciation Fund
Class A	Actual	$1,000.00	$ 1,072.50	$6.32	1.23%
	Hypothetical(c)	1,000.00	1,018.70	6.16	1.23
Class B	Actual	1,000.00	1,068.70	10.31	2.01
	Hypothetical(c)	1,000.00	1,014.83	10.04	2.01
Class C	Actual	1,000.00	1,069.07	10.16	1.98
	Hypothetical(c)	1,000.00	1,014.98	9.89	1.98
Class Z	Actual	1,000.00	1,074.59	4.73	0.92
	Hypothetical(c)	1,000.00	1,020.23	4.61	0.92

Alger International Growth Fund
Class A	Actual	$1,000.00	$ 1,103.81	$6.83	1.31%
	Hypothetical(c)	1,000.00	1,018.30	6.56	1.31
Class B	Actual	1,000.00	1,099.31	10.57	2.03
	Hypothetical(c)	1,000.00	1,014.73	10.14	2.03
Class C	Actual	1,000.00	1,098.87	10.93	2.10
	Hypothetical(c)	1,000.00	1,014.38	10.49	2.10
Class I	Actual	1,000.00	1,104.64	6.00	1.15
	Hypothetical(c)	1,000.00	1,019.09	5.76	1.15
Class Z	Actual	1,000.00	1,105.55	4.65	0.89
	Hypothetical(c)	1,000.00	1,020.38	4.46	0.89

Alger Mid Cap Growth Fund
Class A	Actual	$1,000.00	$ 1,070.28	$6.72	1.31%
	Hypothetical(c)	1,000.00	1,018.30	6.56	1.31
Class B	Actual	1,000.00	1,066.05	10.40	2.03
	Hypothetical(c)	1,000.00	1,014.73	10.14	2.03
Class C	Actual	1,000.00	1,066.67	10.76	2.10
	Hypothetical(c)	1,000.00	1,014.38	10.49	2.10

Alger SMid Cap Growth Fund
Class A	Actual	$1,000.00	$ 1,051.14	$6.36	1.25%
	Hypothetical(c)	1,000.00	1,018.60	6.26	1.25
Class B	Actual	1,000.00	1,046.78	10.30	2.03
	Hypothetical(c)	1,000.00	1,014.73	10.14	2.03
Class C	Actual	1,000.00	1,047.30	10.25	2.02
	Hypothetical(c)	1,000.00	1,014.78	10.09	2.02
Class I	Actual	1,000.00	1,050.50	6.46	1.26
	Hypothetical(c)	1,000.00	1,018.50	6.36	1.26
Class Z	Actual	1,000.00	1,052.50	4.83	0.95
	Hypothetical(c)	1,000.00	1,020.08	4.76	0.95

THE ALGER FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)

					Annualized
				Expenses	Expense Ratio
		Beginning	Ending	Paid During	For the
		Account	Account	the Six Months	Six Months
		Value	Value	Ended	Ended
		November 1, 2014	April 30, 2015	April 30, 2015(a)	April 30, 2015(b)
Alger Small Cap Growth Fund
Class A	Actual	$1,000.00	$ 1,051.68	$6.71	1.32%
	Hypothetical(c)	1,000.00	1,018.25	6.61	1.32
Class B	Actual	1,000.00	1,047.45	10.86	2.14
	Hypothetical(c)	1,000.00	1,014.18	10.69	2.14
Class C	Actual	1,000.00	1,047.09	10.76	2.11
	Hypothetical(c)	1,000.00	1,014.28	10.59	2.11
Class Z	Actual	1,000.00	1,053.60	5.04	0.99
	Hypothetical(c)	1,000.00	1,019.89	4.96	0.99

Alger Growth Opportunities Fund
Class A	Actual	$1,000.00	$ 1,059.63	$8.17	1.60%
	Hypothetical(c)	1,000.00	1,016.86	8.00	1.60
Class C	Actual	1,000.00	1,056.02	11.47	2.25
	Hypothetical(c)	1,000.00	1,013.64	11.23	2.25
Class I	Actual	1,000.00	1,061.08	6.90	1.35
	Hypothetical(c)	1,000.00	1,018.10	6.76	1.35
Class Z	Actual	1,000.00	1,062.82	5.37	1.05
	Hypothetical(c)	1,000.00	1,019.59	5.26	1.05

Alger Health Sciences Fund
Class A	Actual	$1,000.00	$ 1,068.24	$6.62	1.29%
	Hypothetical(c)	1,000.00	1,018.40	6.46	1.29
Class B	Actual	1,000.00	1,064.20	10.49	2.05
	Hypothetical(c)	1,000.00	1,014.63	10.24	2.05
Class C	Actual	1,000.00	1,064.55	10.49	2.05
	Hypothetical(c)	1,000.00	1,014.63	10.24	2.05

Alger Growth & Income Fund
Class A	Actual	$1,000.00	$ 1,039.29	$5.76	1.14%
	Hypothetical(c)	1,000.00	1,019.14	5.71	1.14
Class C	Actual	1,000.00	1,035.46	9.59	1.90
	Hypothetical(c)	1,000.00	1,015.37	9.49	1.90
Class Z	Actual	1,000.00	1,040.44	4.65	0.92
	Hypothetical(c)	1,000.00	1,020.23	4.61	0.92

(a) Expenses are equal to the annualized expense ratio of the respective share class, multiplied by the average account value over the period, multiple by 181/365 (to reflect the one-half year period).
(b) Annualized.
(c) 5% annual return before expenses.

THE ALGER FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)

Privacy Policy

U.S. Consumer Privacy Notice Rev. 01/2015		3/31/15
FACTS		WHAT DOES ALGER DO WITH YOUR PERSONAL INFORMATION?

Why?		Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?		The types of personal information we collect and share depend on the product or service you have with us.
This information can include:
• Social Security number and
• Account balances and
• Transaction history and
• Purchase history and
• Assets
When you are no longer our customer, we continue to share your information as described in this notice.
How?		All financial companies need to share personal information to run their everyday business.
In the section below, we list the reasons financial companies can share their personal information; the reasons chooses to share; and whether you can limit this sharing.

Reasons we can share your personal	Does	Can you limit
information	Alger share?	this sharing?
For our everyday business purposes —	Yes	No
such as to process your transactions, maintain
your account(s), respond to court orders and
legal investigations, or report to credit bureaus
For our marketing purposes —to offer our	Yes	No
products and services to you
For joint marketing with other financial	No	We don’t share
companies
For our affiliates’ everyday business	Yes	No
purposes — information about your
transactions and experiences
For nonaffiliatesto market to you	No	We don’t share
Questions? Call 1-800-342-2186

Who we are

Who is providing this notice?	Alger includes Fred Alger Management, Inc. and Fred
Alger & Company, Incorporated as well as the following
funds: The Alger Funds, The Alger Funds II, The Alger
Institutional Funds, The Alger Portfolios, and Alger
Global Growth Fund.

THE ALGER FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)

What we do
How does Alger	To protect your personal information from unauthorized
protect my personal	access and use, we use security measures that comply
information?	with federal law. These measures include computer
safeguards and secured files and buildings.
How does Alger	We collect your personal information, for example,
Collect my personal	when you:
information?	• Open an account or
• Make deposits or withdrawals from your account or
• Give us your contact information or
• Provide account information or
• Pay us by check.

Why can’t I limit all sharing?	Federal law gives you the right to limit
• sharing for affiliates’ everyday business purposes
information about your credit worthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you
additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control.
They can be financial and nonfinancial companies.
• Our affiliates include Fred Alger Management, Inc.
and Fred Alger & Company, Incorporated as well as the
following funds: The Alger Funds, The Alger Funds II,
The Alger Institutional Funds, The Alger Portfolios, and
Alger Global Growth Fund.
Nonaffiliates	Companies not related by common ownership or
control. They can be financial and nonfinancial
companies
Joint marketing	A formal agreement between nonaffiliated financial
companies that together market financial products or
services to you.
Other important information

THE ALGER FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)

Proxy Voting Policies
A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June
30 are available, without charge, by calling (800) 992-3863 or online on the Funds’ website at www.alger.com or on the SEC’s website at www.sec.gov.

Fund Holdings
The Board of Trustees has adopted policies and procedures relating to disclosure of the
Funds’ portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.

Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Funds’ shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.

The Funds make their full holdings available semi-annually in shareholder reports filed on
Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q.
These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Funds’
fiscal quarter. The Funds’ Forms N-Q are available online on the SEC’s website at www.
sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington,
D.C. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

In addition, the Funds make publicly available their respective month-end top 10 holdings with a 15 day lag and their month-end full portfolios with a 60 day lag on their website www.
alger.com and through other marketing communications (including printed advertising/
sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.

In accordance with the foregoing, the Funds provide portfolio holdings information to service providers who provide necessary or beneficial services when such service providers need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Funds will communicate with these service providers to confirm that they understand the Funds’ policies and procedures regarding such disclosure. This agreement must be approved by the Funds’ Chief Compliance Officer, President or Secretary.

THE ALGER FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)

The Board of Trustees periodically reviews a report disclosing the third parties to whom each Fund’s holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Fund and its shareholders.

In addition to material the Funds routinely provide to shareholders, the Manager may, upon request, make additional statistical information available regarding the Funds. Such information will include, but not be limited to, relative weightings and characteristics of a
Fund portfolios versus its peers or an index (such as P/E ratio, alpha, beta, capture ratio, standard deviation, EPS forecasts, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance month-end top ten contributors to and detractors from performance, breakdown of High Unit Volume
Growth holdings vs. Positive Lifecycle Change holdings, portfolio turnover, and requests of a similar nature. Please contact the Funds at (800) 992-3863 to obtain such information.

THE ALGER FUNDS

360 Park Avenue South
New York, NY 10010
(800) 992-3863
www.alger.com

Investment Manager

Fred Alger Management, Inc.
360 Park Avenue South
New York, NY 10010

Distributor

Fred Alger & Company, Incorporated
360 Park Avenue South
New York, NY 10010

Transfer Agent and Dividend Disbursing Agent

State Street Bank and Trust Company
c/o Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266-8480

This report is submitted for the general information of the shareholders of The Alger
Funds. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Trust, which contains information concerning the Trust’s investment policies, fees and expenses as well as other pertinent information.

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AFSAR

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY
AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) No changes in the Registrant’s internal control over financial reporting occurred during the
Registrant’s second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	(1) Not applicable

(a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-
2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(a)	(3) Not applicable
(b)	Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b)

under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds

By: /s/Hal Liebes

Hal Liebes

President

Date: June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Hal Liebes

Hal Liebes

President

Date: June 29, 2015

By: /s/Michael D. Martins

Michael D. Martins

Treasurer

Date: June 29, 2015